                    NATIONS RESERVES
                    MONEY MARKET FUNDS


                                         ANNUAL REPORT
                                         FOR THE YEAR ENDED
                                         MARCH 31, 2000

                                         Nations Cash Reserves

                                         Nations Money Market Reserves

                                         Nations Treasury Reserves

                                         Nations Government Reserves

                                         Nations Municipal Reserves

                                         Nations California Tax Exempt Reserves

[GRAPHIC:  PHOTO COLLAGE WITH KEYBOARD AND WATCH]




                                   [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, Inc.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

NATIONS RESERVES MONEY MARKET FUNDS

Dear Shareholder:

We are pleased to present the annual financial report for Nations Reserves money market funds. This report contains important financial data regarding your investment for the period ended March 31, 2000. We hope you will take a moment to review this information.

TRANSITIONING INTO THE NEW MILLENNIUM

The transition into the new millennium coincided with a rapidly expanding U.S. economy and higher short-term interest rates. Although the economy continued to show strong growth, it was not accompanied by increases in inflation that are typical in times of expansion. Individual participants in the economy generally continued to prosper as jobs were plentiful and real estate and equity markets reported record highs.

From June 1999 to March 2000, the Federal Open Market Committee engineered five interest rate increases in .25% increments. These increases brought the Federal Funds rate from a low of 4.75% to 6.00% at the end of March -- a level designed to help control our economy's rapid growth and address inflationary concerns.

During this period, the Nations Reserves money market funds were generally able to take advantage of the steepening yield curve by purchasing longer duration securities. Our portfolio management teams continuously analyzed the underlying securities in each portfolio in seeking to ensure that only the highest quality, top performing securities were selected. This value-added approach enabled the funds to provide shareholders with the opportunity to maximize their earnings potential while maintaining principal stability.

LOOKING FORWARD

Growth in early 2000 is continuing on the same pace. We anticipate a further expansion in economic activity for the balance of the year. Recent volatility in the equity markets suggests that economic activity might moderate from current levels. However, household conditions such as wealth, jobs and consumer confidence are still conducive, in our view, to a period of economic expansion.

It is our belief that the Federal Reserve Board will continue to drive short-term rates higher in an effort to moderate growth and quell inflationary risks. Our portfolio management teams will continue to monitor economic conditions in order to strategically position the portfolios to take advantage of possible opportunities in the market. Our quantitative and qualitative approach to managing the funds should help to ensure that each shareholder enjoys the potential advantages of stable, liquid and competitive yielding products as interest rates continue to rise.

SERVING YOUR SHORT-TERM INVESTMENT NEEDS

We are committed to providing competitive products and services for your short-term investment and cash management needs. Nations Reserves money market funds are managed daily by teams of investment professionals, giving you convenient access to major sectors of the money markets. Dedicated marketing efforts consistently focus on new ways to make doing business easier. Our Nations Reserves' sales teams, intermediaries and client service center are available to assist you with day-to-day investment information.

We appreciate your business and thank you for choosing Nations Reserves money market funds to help you with your short-term investment needs.

Sincerely,

/s/ A. Max Walker
A. Max Walker
President and Chairman of the Board
Nations Reserves

/s/ Robert H. Gordon
Robert H. Gordon
President, Banc of America Advisors, Inc.

March 31, 2000

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

Sources for economic and statistical data: Banc of America Capital Management, Inc.

                     [This page intentionally left blank.]

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets                                        2
                                       Nations Cash Reserves                                         2
                                       Nations Money Market Reserves                                 7
                                       Nations Treasury Reserves                                    10
                                       Nations Government Reserves                                  12
                                       Nations Municipal Reserves                                   13
                                       Nations California Tax Exempt Reserves                       26
                                     Statements of operations                                       36
                                     Statements of changes in net assets                            38
                                     Statement of cash flows                                        42
                                     Schedules of capital stock activity                            43
                                     Financial highlights                                           50
                                     Notes to financial statements                                  62

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS                          [DALBAR LOGO]
                                RECOGNIZED FOR
                                OUTSTANDING                            DALBAR, Inc., is a well-respected
                                CUSTOMER SERVICE                       research firm that measures
                                                                       customer service levels and
                                IN RECOGNITION OF ITS COMMITMENT TO    establishes benchmarks in the
                                PROVIDE SHAREHOLDERS WITH THE          financial services industry.
                                HIGHEST LEVEL OF CUSTOMER SERVICE
                                IN THE MUTUAL FUND INDUSTRY,
                                NATIONS FUNDS RECEIVED THE DALBAR
                                MUTUAL FUND SERVICE AWARD IN 1999.
                            ------------------------------------------------------------------------------

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             BANK OBLIGATIONS -- 34.3%
             BANK NOTES -- 9.8%
$  100,000   American Express Centurion Bank
               6.310%+ 04/01/00++..............  $   100,000
             Bank One, N.A.
   100,000   5.995%+ 04/20/00++................       99,950
   100,000   6.190% 10/16/00...................       99,969
   260,000   Chase Manhattan Bank USA, N.A.
               6.030%+ 04/25/00++..............      259,975
   200,000   First Union Corporation
               6.310%+ 04/03/00++..............      200,000
             First Union National Bank
    80,000   6.300%+ 04/03/00++................       80,000
   100,000   6.330%+ 04/03/00++................      100,000
   100,000   6.390%+ 04/03/00++................      100,000
   125,000   6.410%+ 04/03/00++................      125,000
   150,000   6.490%+ 04/03/00++................      150,000
   250,000   6.160%+ 05/16/00++................      250,000
   200,000   6.750% 02/08/01...................      200,000
   100,000   6.800% 02/20/01...................      100,000
   310,000   Fleet Bank, N.A.
             6.040%+ 04/26/00++................      309,930
    53,000   Key Bank, N.A.
             5.650% 06/26/00...................       52,992
             National City Bank
   200,000   6.735%+ 04/04/00++................      199,952
   100,000   6.151%+ 04/29/00++................       99,961
   175,000   6.730% 02/09/01...................      174,929
   150,000   Northern Rock plc
             6.134%+ 06/14/00++##..............      150,000
             SouthTrust Bank, N.A.
   300,000   6.030%+ 04/30/00++................      299,896
   425,000   6.080%+ 05/08/00++................      424,846
                                                 -----------
                                                   3,577,400
                                                 -----------
             CERTIFICATES OF DEPOSIT -- DOMESTIC -- 0.5%
   200,000   First Union National Bank
             6.750% 03/16/01...................      200,000
                                                 -----------
             CERTIFICATES OF DEPOSIT -- YANKEE -- 7.7%
   150,000   Barclays Bank plc, (New York)
             6.680% 02/12/01...................      149,938
             Commerzbank AG, (New York)
    75,000   5.770% 07/03/00...................       74,993
   125,000   6.700% 02/20/01...................      124,947
   150,000   6.750% 02/22/01...................      149,936
    75,000   6.790% 03/28/01...................       74,972
   125,000   Credit Locale de France/Credit
               Communal de Belgique, (New York)
               5.960% 10/02/00.................      124,841
             Deutsche Bank AG, (New York)
   100,000   6.150% 10/10/00...................       99,975
   275,000   6.700% 02/28/01...................      274,881
   250,000   6.700% 03/14/01...................      249,887
             National Bank of Canada, (New
               York)
    50,000   5.150% 04/26/00...................       49,998
   100,000   5.570% 06/05/00...................       99,997
    40,000   5.730% 06/28/00...................       39,998
    75,000   6.035% 09/25/00...................       74,990
   175,000   6.750% 02/09/01...................      174,943

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             CERTIFICATES OF
               DEPOSIT -- YANKEE -- (CONTINUED)
             Rabobank Nederland, (New York)
$  100,000   6.490% 01/29/01...................  $    99,961
   125,000   6.600% 02/01/01...................      124,950
   100,000   6.750% 02/22/01...................       99,975
   100,000   Societe Generale, (New York)
               5.921%+ 04/14/00++..............       99,998
    50,000   United Bank of Switzerland, (New
               York)
               5.510% 06/05/00.................       49,997
             Westdeutsche Landesbank,
               Girozentrale
   250,000   6.050% 05/23/00...................      250,000
   350,000   6.100% 06/15/00...................      349,999
                                                 -----------
                                                   2,839,176
                                                 -----------
             TIME DEPOSITS -- EURO -- 16.3%
 1,400,000   Bank One, N.A.
             6.320% 04/03/00...................    1,400,000
   175,000   Canadian Imperial Bank of Commerce
               6.125% 04/03/00.................      175,000
 1,200,000   Chase Manhattan Bank USA, N.A.
               6.313% 04/03/00.................    1,200,000
   400,000   Credit Agricole
               6.313% 04/03/00.................      400,000
 1,100,000   Deutsche Bank
               6.313% 04/03/00.................    1,100,000
             Societe Generale
    35,000   6.000% 04/03/00...................       35,000
   125,000   6.188% 04/03/00...................      125,000
 1,450,000   6.250% 04/03/00...................    1,449,999
    75,000   Westdeutsche Landesbank,
               Girozentrale
               6.250% 04/03/00.................       75,000
                                                 -----------
                                                   5,959,999
                                                 -----------
             TOTAL BANK OBLIGATIONS
               (Cost $12,576,575)..............   12,576,575
                                                 -----------
             CORPORATE OBLIGATIONS -- 55.6%
             COMMERCIAL PAPER -- 38.8%
             Amstel Funding Corporation
    70,000     Discount note 06/14/00#.........       69,122
   130,000   Discount note 06/15/00#...........      128,348
             Aon Corporation
    90,000   Discount note 06/14/00............       88,862
    50,112   Discount note 06/21/00............       49,420
   200,000   Asset Securitization Cooperative
               Corporation
               Discount note 06/27/00#.........      197,100
   100,000   Associates Corporation of North
               America
               Discount note 04/03/00..........       99,965
    85,110   Atlantis One Funding Corporation
               Discount note 05/17/00#.........       84,450
   200,000   Bear, Stearns and Company, Inc.
               Discount note 04/19/00..........      199,444
             Beta Finance, Inc.
    50,000   Discount note 06/09/00#...........       49,423
    36,000   Discount note 06/12/00#...........       35,567
   164,900   Caisse Des Depots et Consignations
               Discount note 04/03/00#.........      164,843

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
$   96,500   CC (USA) Inc.
               Discount note 06/30/00#.........  $    95,016
   134,000   Citibank Capital Markets Assets
               LLC
               Discount note 05/22/00#.........      132,870
             Corporate Asset Funding Company
   100,000   Discount note 05/17/00#...........       99,227
   100,000   Discount note 05/24/00#...........       99,108
   100,000   Discount note 06/28/00#...........       98,528
             Corporate Receivables Corporation
   100,000   Discount note 04/03/00#...........       99,965
   100,000   Discount note 05/10/00#...........       99,342
   200,000   Discount note 05/19/00#...........      198,387
   100,000   Discount note 06/28/00#...........       98,528
   750,000   Countrywide Home Loans, Inc.
               Discount note 04/03/00..........      749,738
             Edison Securitization LLC
    99,943   Discount note 05/15/00#...........       99,203
   166,478   Discount note 05/18/00#...........      165,185
    46,859   Discount note 05/22/00#...........       46,465
   150,000   Discount note 06/20/00#...........      147,963
   150,000   Discount note 06/21/00#...........      147,938
             Falcon Asset Securitization
               Corporation
    78,350   Discount note 04/26/00#...........       78,026
   195,890   Discount note 04/27/00#...........      195,041
   168,105   Discount note 05/04/00#...........      167,168
   120,965   Discount note 05/08/00#...........      120,212
   183,955   Discount note 05/09/00#...........      182,777
    70,000   Discount note 05/10/00#...........       69,537
             Finova Capital Corporation
   127,000   Discount note 05/16/00............      126,052
    80,000   Discount note 05/18/00............       79,374
             Galaxy Funding Corporation
    80,000   Discount note 04/13/00#...........       79,842
   200,000   Discount note 06/14/00#...........      197,492
   100,000   Discount note 06/15/00#...........       98,741
   320,000   Discount note 06/28/00#...........      315,166
             GE Capital International Funding
               Inc.
    50,000   Discount note 05/03/00#...........       49,736
   200,000   Discount note 05/04/00#...........      198,927
   349,608   Discount note 05/08/00#...........      347,431
    87,644   Discount note 05/10/00#...........       87,083
   300,000   Discount note 05/16/00#...........      297,731
             General Electric Capital
               Corporation
   375,000   Discount note 04/03/00............      374,869
   125,000   Discount note 05/17/00............      124,058
    50,000   Greyhawk Funding LLC
               Discount note 06/19/00#.........       49,342
    53,025   International Securitization
               Corporation
               Discount note 05/10/00#.........       52,675
   945,000   Koch Industries Inc.
               Discount note 04/03/00#.........      944,672
    50,000   Lehman Brothers Holdings Inc.
               Discount note 05/04/00..........       49,724
             MCI WorldCom, Inc.
    75,000   Discount note 05/10/00#...........       74,513
   125,000   Discount note 05/15/00#...........      124,084
   150,000   Mitsubishi International
               Corporation
               Discount note 04/03/00..........      149,947

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
             MOAT Funding LLC
$   75,866   Discount note 04/03/00#...........  $    75,841
   125,000   Discount note 04/04/00#...........      124,939
   100,000   Discount note 05/04/00#...........       99,453
    75,529   Discount note 05/10/00#...........       75,031
    50,000   Discount note 06/06/00#...........       49,451
    50,000   Discount note 06/07/00#...........       49,442
   100,000   Discount note 06/08/00#...........       98,838
   400,000   Discount note 06/14/00#...........      394,984
    75,000   Discount note 06/15/00#...........       74,059
   200,000   Morgan Stanley Dean Witter and
               Company
               Discount note 06/08/00..........      197,733
   229,000   Moriarty Ltd.
               Discount note 06/15/00#.........      226,138
             Ness LLC
   100,000   Discount note 04/28/00#...........       99,579
    80,000   Discount note 06/09/00#...........       79,080
    82,056   Park Avenue Receivables
               Discount note 05/04/00#.........       81,599
             Salomon Smith Barney Holdings Inc.
   250,000   Discount note 05/09/00............      248,401
   250,000   Discount note 05/11/00............      248,317
             Sigma Finance, Inc.
   103,500   Discount note 05/19/00#...........      102,679
   100,000   Discount note 06/20/00#...........       98,640
   130,550   Surrey Funding Corporation
               Discount note 04/05/00#.........      130,464
   139,969   Thames Asset Global Securitization
               6.060%+ 04/15/00++#.............      139,968
             Tulip Funding Corporation
    59,670   Discount note 06/13/00#...........       58,943
    95,201   Discount note 06/14/00#...........       94,023
   100,000   Discount note 06/28/00#...........       98,497
 1,700,000   UBS Finance (Delaware) Inc.
               Discount note 04/03/00..........    1,699,410
             Variable Funding Capital
               Corporation
   281,037   Discount note 04/03/00#...........      280,939
   200,000   Discount note 05/10/00#...........      198,687
   200,000   Discount note 05/11/00#...........      198,649
             Victory Receivables Corporation
    48,057   Discount note 05/24/00#...........       47,635
    56,694   Discount note 06/14/00#...........       55,983
    53,496   Discount note 06/15/00#...........       52,825
    49,616   Discount note 06/22/00#...........       48,924
             WCP Funding Inc.
    50,000   Discount note 05/19/00#...........       49,595
   100,000   Discount note 05/24/00#...........       99,108
   100,000   Discount note 06/19/00#...........       98,679
    50,000   Windmill Funding Corporation
               Discount note 06/15/00#.........       49,374
             Xerox Corporation
    85,000   Discount note 04/03/00............       84,970
   150,000   Discount note 04/03/00............      149,948
                                                 -----------
                                                  14,239,052
                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- 16.8%
             Abbey National Treasury Services
               plc
$   20,000   5.050% 04/17/00...................  $    19,999
   100,000   5.185% 05/12/00...................       99,993
             American Honda Finance Corporation
   100,000   5.980%+ 04/10/00++##..............       99,999
    75,000   6.119%+ 06/06/00++##..............       74,964
    25,000   6.120%+ 06/07/00++##..............       24,988
             Bear, Stearns and Company, Inc.
   250,000   6.330%+ 04/01/00++................      250,000
   100,000   6.194%+ 04/24/00++................      100,000
   150,000   6.183%+ 04/30/00++................      150,000
   125,000   6.110%+ 05/08/00++................      125,000
    70,000   5.750% 06/28/00...................       70,000
   140,000   6.120% 09/07/00...................      140,000
   100,000   6.560% 01/11/01...................      100,000
    50,000   Credit Suisse First Boston, Inc.
               6.300%+ 04/01/00++##............       49,999
             Ford Motor Credit Company
   200,000   6.058%+ 05/18/00++................      199,937
   175,000   6.060%+ 06/12/00++................      174,929
             General Electric Capital
               Corporation
    45,000   6.041%+ 05/03/00++................       45,000
   125,000   6.049%+ 05/12/00++................      125,000
   450,000   6.054%+ 06/14/00++................      449,723
    70,000   5.750% 07/28/00...................       69,993
             Goldman Sachs Group, Inc.
   200,000   6.160% 05/02/00(++)...............      200,000
   150,000   6.090% 05/15/00##(++).............      150,000
   200,000   6.200% 07/06/00##(++).............      200,000
   100,000   6.000% 08/07/00...................      100,000
   100,000   6.100% 08/21/00...................      100,000
   250,000   6.100% 09/25/00...................      250,000
             GTE Corporation
   300,000   6.175%+ 06/12/00++................      299,962
   500,000   6.160%+ 06/13/00++................      499,728
             K2 (USA) LLC
    52,000   6.825%+ 04/04/00++##..............       52,000
   100,000   5.994%+ 04/15/00++##..............      100,000
    50,000   5.260% 05/08/00##.................       50,000
    50,000   5.300% 05/22/00##.................       50,000
             Keycorp
    40,000   6.240%+ 04/23/00++................       40,000
   100,000   6.165%+ 04/27/00++................       99,975
             Lehman Brothers Holdings Inc.
   200,000   6.313%+ 04/24/00++................      200,000
   175,000   6.160%+ 05/22/00++................      175,000
    75,000   6.182% 08/04/00...................       75,000
    50,000   6.375% 10/23/00...................       49,999
             Links Finance LLC
    25,000   6.105%+ 04/22/00++##..............       25,000
    25,000   6.110%+ 05/16/00++##..............       24,998
    25,000   6.290% 10/18/00##.................       25,000
    25,000   6.290% 10/19/00##.................       25,000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
             Sigma Finance, Inc.
$  100,000   6.315%+ 04/01/00++##..............  $   100,000
   100,000   5.960%+ 04/10/00++##..............      100,000
    50,000   5.280% 05/11/00##.................       50,000
   125,000   5.440% 05/24/00##.................      125,000
   100,000   5.500% 06/02/00##.................      100,000
    60,000   5.800% 07/24/00##.................       60,000
   150,000   6.870% 03/30/01##.................      149,979
   250,000   SMM Trust Series 1999-B
               6.150%+ 06/13/00++##(++)........      250,000
    75,000   SMM Trust Series 1999-I
               6.110%+ 05/26/00++##(++)........       75,000
                                                 -----------
                                                   6,171,165
                                                 -----------
             TOTAL CORPORATE OBLIGATIONS
               (Cost $20,410,217)..............   20,410,217
                                                 -----------
             FUNDING AGREEMENTS -- 1.6%
             Allstate Life Insurance Company
    25,000   5.974%+ 04/01/00++(++)............       25,000
    25,000   5.974%+ 04/01/00++(++)............       25,000
    75,000   Commonwealth Life Insurance
               Company Inc.
               6.400%+ 04/01/00++(++)..........       75,000
             First Allmerica Financial Life
               Insurance Company
    50,000   6.349%+ 04/01/00++(++)............       50,000
    50,000   6.186%+ 05/15/00++(++)............       50,000
    50,000   6.480%+ 06/22/00++(++)............       50,000
    25,000   GE Life and Annuity Assurance
               Company
               5.911%+ 04/07/00++(++)..........       25,000
             Jackson National Life Insurance
               Company
    50,000   6.100%+ 04/01/00++(++)............       50,000
    50,000   6.230%+ 06/14/00++(++)............       50,000
    25,000   Monumental Life Insurance Company
               5.950%+ 04/01/00++(++)..........       25,000
   150,000   New York Life Insurance Company
               6.121%+ 04/07/00++(++)..........      150,000
                                                 -----------
             TOTAL FUNDING AGREEMENTS
               (Cost $575,000).................      575,000
                                                 -----------
             MUNICIPAL BONDS AND NOTES -- 0.5%
    28,800   Illinois Student Assistance
               Commission Revenue, Series
               1990B, (GTD STD LNS, First
               National Bank of Chicago LOC),
               6.120%+ 04/05/00++..............       28,800
                                                 -----------
    18,400   Missouri State Economic
               Development Export Revenue,
               (Biocraft Labs, Inc. Project)
               Series 1989, (PNC Bank LOC),
               6.200%+ 04/05/00++..............       18,400
                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             MUNICIPAL BONDS AND NOTES -- (CONTINUED)
$  140,000   Virginia State Housing Development
               Authority Commonwealth Revenue,
               Series 1996E,
               6.200%+ 04/05/00++..............  $   140,000
                                                 -----------
             TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $187,200).................      187,200
                                                 -----------
             REPURCHASE AGREEMENTS -- 8.8%
    19,973   Agreement with the Bank of New
               York,
               6.000% dated 03/31/00 to be
               repurchased at $19,983 on
               04/03/00 collateralized by:
               $20,373 U.S. Treasury Note,
               5.375%-6.500% due
               11/30/01-02/15/10...............       19,973
   250,000   Agreement with J.P. Morgan
               Securities Inc., 6.300% dated
               03/31/00 to be repurchased at
               $250,131 on 04/03/00
               collateralized by: $16,997
               Tennessee Valley Authority
               Strips, 6.000%-8.250% due
               05/01/00-04/15/42; $1,205 SLMA
               5.785%-6.050% due
               09/14/00-04/19/01; $30,556 U.S.
               Treasury Strips, Interest Only,
               due 07/15/20-01/15/30; $42,852
               FNMA,
               5.120%-9.050% due 04/10/00-
               09/15/09; $2,374 FHLMC,
               5.500%-7.120% due 05/15/02-
               08/15/12; $161,018 FHLB,
               0.000%-9.550% due 04/07/00-
               12/07/28........................      250,000
   800,000   Agreement with J.P. Morgan
               Securities Inc., 6.320% dated
               03/31/00 to be repurchased at
               $800,421 on 04/03/00
               collateralized by: $110,000
               Toronto Dominion Bank, 6.210%
               due 07/20/00; $12,000 Svenska
               Handelsbanken, 6.390% due
               09/22/00; $200,000 Santander
               Financial, zero coupon due
               07/31/00; $23,000 Natwest Plc,
               6.140% due 07/10/00; $26,625
               Marsh USA, Inc., zero coupon due
               07/19/00; $98,000 International
               Nederland US Funding
               Corporation, 6.250% due
               07/31/00; $120,000 Dexia Finance
               Company, zero coupon due
               06/29/00; $80,000 Barclays Bank
               New York, 6.480% due 09/29/00;
               $50,000 Bank of Nova Scotia,
               6.430% due 09/28/00; $102,800
               Asset Portfolio Funding, zero
               coupon due 05/15/00.............      800,000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$   50,000   Agreement with Lehman Brothers
               Inc., 6.250% dated 03/31/00 to
               be repurchased at $50,026 on
               04/03/00 collateralized by:
               $50,996 GNMA II 6.375%-9.000%
               due 11/28/24-03/20/27...........  $    50,000
   500,000   Agreement with Lehman Brothers
               Inc., 6.300% dated 03/31/00 to
               be repurchased at $500,263 on
               04/03/00 collateralized by:
               $43,293 FHLB, 7.750% due
               02/22/05; $264,706 FNMA,
               5.625%-7.380% due
               01/12/01-09/11/06; $201,891
               FFCB, 5.400%-5.940% due
               05/01/00-10/02/00...............      500,000
   300,000   Agreement with Lehman Brothers
               Inc., 6.370% dated 03/31/00 to
               be repurchased at $300,159 on
               04/03/00 collateralized by:
               $141,673 U.S. Treasury Bonds,
               6.750%-13.375% due
               05/15/01-08/15/26; $164,328 U.S.
               Treasury Notes, 4.625%-8.500%
               due 07/31/00-05/15/07...........      300,000
   800,000   Agreement with Salomon Smith
               Barney Inc., 6.250% dated
               03/31/00 to be repurchased at
               $800,417 on 04/03/00
               collateralized by: $510,127 U.S.
               Treasury Note, 5.875%-6.375% due
               10/31/01-01/31/02; $112,286
               FNMA, 5.750% due
               04/20/00-03/15/09; $227,054
               FHLMC 5.390%-8.115% due
               11/05/03-01/31/05; $483,180
               FHLB, 4.985%-7.210% due
               04/24/00-08/11/17...............      800,000
   500,000   Agreement with Salomon Smith
               Barney Inc., 6.370% dated
               03/31/00 to be repurchased at
               $500,265 on 04/03/00
               collateralized by: $510,127 U.S.
               Treasury Note, 5.875%-6.375% due
               10/31/01-01/31/02; $112,286
               FNMA, 5.750% due
               04/20/00-03/15/09; $227,054
               FHLMC 5.390%-8.115% due
               11/05/03-01/31/05; $483,180
               FHLB, 4.985%-7.210% due
               04/24/00-08/11/17...............      500,000
                                                 -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $3,219,973)...............    3,219,973
                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

  SHARES                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             INVESTMENT COMPANIES -- 0.0%++
       536   AIM Liquid Asset Portfolio.......   $       536
       474   AIM Prime Fund...................           474
     1,484   Dreyfus Cash Management Plus
               Fund...........................         1,484
                                                 -----------
             TOTAL INVESTMENT COMPANIES
               (Cost $2,494)..................         2,494
                                                 -----------
             TOTAL INVESTMENTS
               (Cost $36,971,459*).....  100.8%   36,971,459
                                                 -----------
             OTHER ASSETS AND
               LIABILITIES (NET).......   (0.8)%
             Receivable for Fund shares
               sold...........................   $   116,534
             Interest receivable..............       154,145
             Investment advisory fee
               payable........................        (7,196)
             Administration fee payable.......        (1,468)
             Shareholder servicing and
               distribution fees payable......        (9,425)
             Due to custodian.................           (16)
             Distributions payable............      (164,141)
             Accrued Trustees'/Directors' fees
               and expenses...................          (123)
             Payable to transfer agent........      (394,635)
             Accrued expenses and other
               liabilities....................        (4,458)
                                                 -----------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)..............      (310,783)
                                                 -----------
             NET ASSETS................  100.0%  $36,660,676
                                                 ===========
             NET ASSETS CONSIST OF:
             Undistributed net investment
               income.........................   $        27
             Accumulated net realized loss on
               investments sold...............        (2,601)
             Paid-in capital..................    36,663,250
                                                 -----------
             NET ASSETS.......................   $36,660,676
                                                 ===========


                                                    VALUE
------------------------------------------------------------
             NET ASSET VALUE, OFFERING AND
               REDEMPTION PRICE PER SHARE
             CAPITAL CLASS SHARES:
             ($8,642,608,418 / 8,643,601,152
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             TRUST CLASS SHARES:
             ($1,719,142,262 / 1,719,142,243
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             LIQUIDITY CLASS SHARES:
             ($1,396,968,843 / 1,396,966,970
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             ADVISER CLASS SHARES:
             ($4,780,345,939 / 4,781,074,407
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             INVESTOR CLASS SHARES:
             ($7,068,117,298 / 7,068,927,261
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             MARKET CLASS SHARES:
             ($2,779,001,560 / 2,779,000,010
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             DAILY CLASS SHARES:
             ($9,753,000,351 / 9,753,508,179
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             SERVICE CLASS SHARES:
             ($512,318,274 / 512,356,086
               shares outstanding)............         $1.00
                                                       -----
                                                       -----
             INVESTOR B SHARES:
             ($8,827,645 / 8,827,646 shares
               outstanding)...................         $1.00
                                                       -----
                                                       -----
             INVESTOR C SHARES:
             ($345,199 / 345,199 shares
               outstanding)...................         $1.00
                                                       -----
                                                       -----

---------------

 * Aggregate cost for Federal tax purposes.

 + Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2000.

 ++ Reset date. Interest rates reset either daily, weekly or monthly.

 ()(++) Restricted security (Note 5).

 # Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 ## Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 ++ Amount represents less than 0.1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Money Market Reserves
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            BANK OBLIGATIONS -- 26.0%
            BANK NOTES -- 4.9%
$ 50,000    Bank One, N.A.
              5.995%+ 04/20/00++.................   $   49,975
  50,000    Chase Manhattan Bank USA, N.A.
              6.030%+ 04/25/00++.................       49,995
  20,000    First Union National Bank
              6.300%+ 04/01/00++.................       20,000
  50,000    Fleet Bank, N.A.
              6.040%+ 04/26/00++.................       49,989
   5,000    Key Bank, N.A.
              5.650% 06/26/00....................        4,999
  50,000    National City Bank
              6.735%+ 04/04/00++.................       49,988
  50,000    Northern Rock plc
              6.134%+ 06/14/00++##...............       50,000
  50,000    SouthTrust Bank, N.A.
              6.080%+ 05/08/00++.................       49,982
                                                    ----------
                                                       324,928
                                                    ----------
            CERTIFICATES OF
              DEPOSIT -- YANKEE -- 8.4%
  50,000    Abbey National Treasury Services plc
              6.470% 01/18/01....................       49,981
  10,000    National Bank of Canada, (New York)
              5.150% 04/26/00....................       10,000
  50,000    National Westminster Bank plc
              6.470% 01/18/01....................       49,981
            Rabobank Nederland, (New York)
  50,000    6.460% 01/10/01......................       49,982
  50,000    6.475% 01/18/01......................       49,981
  50,000    6.490% 01/29/01......................       49,980
  50,000    6.600% 02/01/01......................       49,980
            Westdeutsche Landesbank, Girozentrale
  50,000    6.050% 05/23/00......................       50,000
 200,000    6.230% 06/30/00......................      199,999
                                                    ----------
                                                       559,884
                                                    ----------
            TIME DEPOSITS -- EURO -- 12.7%
 200,000    Banc One N.A.
              6.300% 04/03/00....................      200,000
 150,000    Chase Manhattan Bank USA, N.A.
              6.313% 04/03/00....................      150,000
 100,000    Credit Agricole
              6.313% 04/03/00....................      100,000
 200,000    Deutsche Bank
              6.313% 04/03/00....................      200,000
 200,000    Societe Generale
              6.250% 04/03/00....................      200,001
                                                    ----------
                                                       850,001
                                                    ----------
            TOTAL BANK OBLIGATIONS
              (Cost $1,734,813)..................    1,734,813
                                                    ----------
            CORPORATE OBLIGATIONS -- 73.7%
            COMMERCIAL PAPER -- 52.3%
            Amstel Funding Corporation
 100,000    Discount note 06/15/00#..............       98,729
 100,000    Discount note 06/30/00#..............       98,475
            Asset Securitization Cooperative
              Corporation
  73,000    Discount note 06/15/00#..............       72,088
  50,000    Discount note 06/27/00#..............       49,275

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
            Barton Capital Corporation
$ 27,756    Discount note 04/12/00#..............   $   27,706
  73,109    Discount note 05/22/00#..............       72,493
  52,437    Discount note 06/08/00#..............       51,843
  30,000    Bavaria TRR Corporation
              Discount note 07/26/00#............       29,422
  15,000    Bear, Stearns and Company, Inc.
              Discount note 04/19/00.............       14,958
            Beta Finance, Inc.
  24,000    Discount note 06/08/00#..............       23,728
  20,000    Discount note 06/09/00#..............       19,769
  25,000    Discount note 06/12/00#..............       24,700
  11,000    CC (USA) Inc.
              5.870% 04/06/00#...................       10,991
            Citibank Capital Markets Assets LLC
 100,000    Discount note 05/16/00#..............       99,244
  75,000    Discount note 05/22/00#..............       74,368
            Corporate Receivables Corporation
  50,000    Discount note 05/11/00#..............       49,664
  75,000    Discount note 05/22/00#..............       74,369
 186,249    Edison Securitization LLC
              Discount note 05/22/00#............      184,662
  50,000    Fortis Banque SA
              Discount note 06/09/00#............       49,425
            Galaxy Funding Corporation
 130,000    Discount note 05/04/00#..............      129,287
  97,500    Discount note 06/15/00#..............       96,271
 200,000    General Electric Capital Corporation
              Discount note 04/03/00.............      199,929
            Greyhawk Funding LLC
 116,000    Discount note 05/04/00#..............      115,368
  50,000    Discount note 06/05/00#..............       49,460
  75,000    Discount note 06/12/00#..............       74,102
  70,000    Discount note 06/14/00#..............       69,138
            International Securitization
              Corporation
  58,570    Discount note 05/25/00#..............       58,046
  30,483    Discount note 06/20/00#..............       30,066
            K2 (USA) LLC
  13,000    Discount note 04/04/00#..............       12,994
  12,000    Discount note 05/11/00#..............       11,920
            MOAT Funding LLC
  50,000    Discount note 05/04/00#..............       49,726
 100,000    Discount note 06/14/00#..............       98,746
 150,000    Discount note 06/19/00#..............      147,986
            Morgan Stanley Dean Witter and
  50,000      Company
              Discount note 06/08/00.............
                                                        49,433
            Ness LLC
  60,000    Discount note 05/04/00#..............       59,671
  20,000    Discount note 05/12/00#..............       19,868
  30,000    Discount note 06/01/00#..............       29,695
 130,000    Discount note 06/05/00#..............      128,589
            Tulip Funding Corporation
  25,000    Discount note 06/13/00#..............       24,695
  50,000    Discount note 06/14/00#..............       49,381
 149,375    Discount note 06/27/00#..............      147,155
  15,000    Discount note 06/28/00#..............       14,775
 200,000    UBS Finance (Delaware) Inc.
              Discount note 04/03/00.............      199,930

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Money Market Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
$100,000    Unifunding Inc.
              Discount note 06/08/00.............   $   98,867
  38,057    Variable Funding Capital Corporation
              Discount note 04/03/00#............       38,044
            Victory Receivables Corporation
  30,645    Discount note 05/10/00#..............       30,448
  30,060    Discount note 06/12/00#..............       29,699
 100,000    WCP Funding Inc.
              Discount note 05/16/00#............       99,244
            Windmill Funding Corporation
  25,000    Discount note 05/17/00#..............       24,807
  25,000    Discount note 05/24/00#..............       24,781
  50,000    Discount note 06/08/00#..............       49,434
  25,000    Discount note 06/12/00#..............       24,701
  25,000    Discount note 06/15/00#..............       24,687
  50,000    World Omni Vehicle Leasing, Inc.
              Discount note 05/04/00#............       49,728
                                                    ----------
                                                     3,486,580
                                                    ----------
            CORPORATE BONDS AND NOTES -- 21.4%
  10,000    Abbey National Treasury Services plc
              5.050% 04/17/00....................       10,000
            American Honda Finance Corporation
  13,000    6.110%+ 05/24/00++##.................       12,992
  50,000    6.120%+ 06/07/00++##.................       49,976
            Associates Corporation of North
  11,500      America
              6.375% 08/15/00....................
                                                        11,510
  25,000    AT&T Corporation
              5.990%+ 04/13/00++.................       24,997
  75,000    Bank One Corporation
              6.180%+ 06/08/00++.................       75,016
            Bayerische Landesbank
  50,000    6.051%+ 04/29/00++...................       49,976
  50,000    6.030%+ 06/15/00++...................       49,957
            Bear, Stearns and Company, Inc.
   5,050    6.090%+ 04/10/00++...................        5,047
   5,000    5.750% 06/28/00......................        5,000
  10,000    6.120% 09/07/00......................       10,000
  30,000    First National Bank of Chicago
              6.460%+ 04/01/00++.................       30,000
  50,000    First Union National Bank
              6.490%+ 04/01/00++.................       50,000
            Ford Motor Credit Company
  25,000    6.058%+ 05/18/00++...................       24,992
  75,000    6.060%+ 06/13/00++...................       74,970
            General Electric Capital Corporation
  30,000    6.041%+ 05/03/00++...................       30,000
  25,000    6.049%+ 05/12/00++...................       25,000
            General Motors Acceptance Corporation
  25,000    6.290%+ 04/01/00++...................       24,983
   5,000    6.625% 04/17/00......................        5,002
  10,000    6.625% 06/08/00......................       10,017
  50,000    6.054%+ 06/14/00++...................       49,969
            Goldman Sachs Group, Inc.
 100,000    6.090% 05/15/00##....................      100,000
 125,000    6.200% 07/06/00##....................      125,000
  10,000    J.P. Morgan Securities Inc.
              5.600% 06/23/00....................       10,000

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- (CONTINUED)
            K2 (USA) LLC
$ 45,000    6.140%+ 06/16/00++##.................   $   45,000
  50,000    6.800% 02/15/01##....................       50,000
            Links Finance LLC
  35,000    6.140%+ 04/18/00++##.................       35,000
  25,000    6.105%+ 04/22/00++##.................       25,000
  30,000    Merrill Lynch and Company
              6.298%+ 06/27/00++.................       29,998
  75,000    National Bank of Canada
              6.075%+ 05/22/00++.................       74,979
            Sigma Finance, Inc.
  50,000    6.315%+ 04/01/00++##.................       50,000
  50,000    5.960%+ 04/10/00++##.................       50,000
  50,000    6.125%+ 06/15/00++##.................       50,000
  50,000    SMM Trust Series 1999-B
              6.150%+ 06/13/00++##(++)...........       50,000
  50,000    SMM Trust Series 1999-E
              6.021%+ 04/05/00++(++).............       50,000
  45,000    SMM Trust Series 1999-J
              6.210%+ 06/13/00++(++).............       45,000
  10,000    Xerox Corporation
              5.635% 07/14/00....................        9,998
                                                    ----------
                                                     1,429,379
                                                    ----------
            TOTAL CORPORATE OBLIGATIONS
            (Cost $4,915,959)....................    4,915,959
                                                    ----------

            REPURCHASE AGREEMENTS -- 7.7%
            Agreement with J.P. Morgan
 250,000      Securities Inc., 6.300% dated
              03/31/00 to be repurchased at
              $250,131 on 04/03/00
              collateralized by: $1,663 SLMA
              due 04/03/00; $8,557 FHLMC,
              6.000%-6.800% due
              01/15/04-12/30/13; $163,200 FHLB,
              4.675%-7.250% due
              04/10/00-11/05/18; $81,583 FNMA
              4.675%-6.800% due
              04/05/00-01/15/30................      250,000
  14,432    Agreement with Lehman Brothers
              Inc., 6.000% dated 03/31/00 to be
              repurchased at $14,439 on
              04/03/00 collateralized by:
              $4,239 U.S. Treasury Bond,
              13.875% due 05/15/11; $10,482
              U.S. Treasury Note, 5.000%-6.500%
              due 04/30/01-08/31/01............       14,432
 150,000    Agreement with Lehman Brothers
              Inc., 6.300% dated 03/31/00 to be
              repurchased at $150,079 on
              04/03/00 collateralized by:
              $50,164 FHLB, 6.750% due
              02/01/02; $102,836 FNMA, 6.250%
              due 07/15/04-05/15/29............      150,000
 100,000    Agreement with Salomon Smith Barney
              Inc., 6.250% dated 03/31/00 to be
              repurchased at $100,052 on
              04/03/00 collateralized by:
              $102,041 U.S. Treasury Note,
              4.625%-5.875% due
              12/31/00-02/15/04................      100,000
                                                  ----------
            TOTAL REPURCHASE AGREEMENTS
            (Cost $514,432)....................      514,432
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Money Market Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

                                                    VALUE
                                                    (000)
------------------------------------------------------------
            TOTAL INVESTMENTS
            (Cost $7,165,204*)..........   107.4% $7,165,204
                                                  ----------
            OTHER ASSETS AND
              LIABILITIES (NET).........    (7.4)%
            Receivable for Fund shares sold....   $   21,354
            Interest receivable................       17,293
            Investment advisory fee payable....          (77)
            Administration fee payable.........         (120)
            Shareholder servicing and
              distribution
              fees payable.....................
                                                        (617)
            Distributions payable..............      (29,379)
            Accrued Trustees'/Directors' fees
              and expenses.....................          (25)
            Payable to transfer agent..........     (499,757)
            Accrued expenses and other
              liabilities......................       (1,618)
                                                  ----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)............................     (492,946)
                                                  ----------
            NET ASSETS..................   100.0% $6,672,258
                                                  ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income...........................   $        4
            Accumulated net realized gain on
              investments sold.................           24
            Paid-in capital....................    6,672,230
                                                  ----------
            NET ASSETS.........................   $6,672,258
                                                  ==========


                                                    VALUE
------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($4,064,349,096 / 4,064,325,843
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            TRUST CLASS SHARES:
            ($37,831 / 37,831 shares
              outstanding).....................        $1.00
                                                       -----
                                                       -----
            LIQUIDITY CLASS SHARES:
            ($946,156,226 / 946,154,100 shares
              outstanding).....................        $1.00
                                                       -----
                                                       -----
            ADVISER CLASS SHARES:
            ($553,727,951 / 553,726,548 shares
              outstanding).....................        $1.00
                                                       -----
                                                       -----
            INVESTOR CLASS SHARES:
            ($1,014 / 1,014 shares
              outstanding).....................        $1.00
                                                       -----
                                                       -----
            MARKET CLASS SHARES:
            ($1,021,001,443 / 1,021,000,010
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            DAILY CLASS SHARES:
            ($4,524,929 / 4,524,894 shares
              outstanding).....................        $1.00
                                                       -----
                                                       -----
            SERVICE CLASS SHARES:
            ($80,500,164 / 80,500,010 shares
              outstanding).....................        $1.00
                                                       -----
                                                       -----
            INVESTOR B SHARES:
            ($1,940,249 / 1,940,237 shares
              outstanding).....................        $1.00
                                                       -----
                                                       -----
            INVESTOR C SHARES:
            ($19,186 / 19,186 shares
              outstanding).....................        $1.00
                                                       -----
                                                       -----

---------------

 * Aggregate cost for Federal tax purposes.

 + Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2000.

 ++ Reset date. Interest rates reset either daily, weekly or monthly.

 (++) Restricted security (Note 5).

 # Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

## Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Treasury Reserves
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             U.S. TREASURY OBLIGATIONS -- 34.2%
             U.S. TREASURY BILLS -- 3.8%
$  175,000   Discount note 04/27/00(+).........  $   174,279
    75,000   Discount note 06/08/00(+).........       74,238
                                                 -----------
                                                     248,517
                                                 -----------
             U.S. TREASURY NOTES -- 30.4%
   175,000   5.625% 04/30/00( 7/8).............      174,978
    80,000   6.375% 05/15/00( 7/8).............       80,120
   130,000   5.500% 05/31/00( 7/8).............      130,007
   230,000   5.375% 06/30/00( 7/8).............      229,907
   150,000   5.875% 06/30/00( 7/8).............      150,109
   200,000   5.375% 07/31/00( 7/8).............      199,961
   225,000   6.000% 08/15/00...................      224,870
   125,000   5.125% 08/31/00...................      124,583
   316,000   6.250% 08/31/00( 7/8).............      316,626
   155,000   4.000% 10/31/00( 7/8).............      153,324
   150,000   5.750% 11/15/00...................      149,564
    50,000   5.375% 02/15/01...................       49,562
                                                 -----------
                                                   1,983,611
                                                 -----------
             TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $2,232,128)...............    2,232,128
                                                 -----------
             REPURCHASE AGREEMENTS -- 87.2%
 1,660,000   Agreement with ABN AMRO Inc.,
               6.100% dated 03/31/00 to be
               repurchased at $1,660,844 on
               04/03/00 collateralized by:
               $752,115 U.S. Treasury Strips,
               Interest Only, due
               08/15/05-02/15/08; $562,316 U.S.
               Treasury Notes, 3.625%-3.875%
               due 07/15/02-01/15/09; $369,773
               U.S. Treasury Bonds,
               3.625%-3.875% due
               11/15/14-04/15/29...............    1,659,999
   125,000   Agreement with Barclays Capital
               Inc., 6.100% dated 03/31/00 to
               be repurchased at $125,064 on
               04/03/00 collateralized by:
               $127,501 U.S. Treasury Bill, due
               09/07/00........................      125,000
   150,000   Agreement with Barclays Capital
               Inc., 6.300% dated 03/31/00 to
               be repurchased at $150,079 on
               04/03/00 collateralized by:
               $153,000 U.S. Treasury Notes,
               5.500%-6.000% due
               08/15/00-08/31/01...............      150,000
   331,000   Agreement with Bear, Stearns and
               Company, Inc., 6.200% dated
               03/31/00 to be repurchased at
               $331,171 on 04/03/00
               collateralized by: $218,234
               GNMA, 6.000%-8.500% due
               08/15/00-03/15/30; $126,719 GNMA
               II, 5.000%-8.500% due
               08/20/29-03/20/30...............      331,000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  200,000   Agreement with Deutsche Bank
               Securities, Inc., 5.920%, with a
               final maturity date of 05/15/00.
               Interest receivable at March 31,
               2000 was $559, collateralized
               by: $66,913 U.S. Treasury Note,
               6.250% due 08/31/02; $63,338
               U.S. Treasury Bond, 13.375% due
               08/15/01; $73,749 U.S. Treasury
               Bill due 05/25/00-
               08/24/00( 7/8)( 7/8)............  $   200,000
   331,000   Agreement with First Union Capital
               Markets, 6.125% dated 03/31/00
               to be repurchased at $331,169 on
               04/03/00 collateralized by:
               $237,366 GNMA, 5.500%-13.000%
               due 09/15/00-03/15/30; $100,254
               GNMA II, 5.500%-12.000% due
               08/20/01-03/20/30...............      331,000
   300,000   Agreement with Goldman Sachs and
               Company, 6.150% dated 03/31/00
               to be repurchased at $300,154 on
               04/03/00 collateralized by:
               $289,371 GNMA, 5.500%-10.000%
               due 09/15/06-01/15/30; $16,629
               GNMA II, 5.500%-9.750% due
               09/15/03-01/20/30...............      300,000
   331,000   Agreement with J.P. Morgan
               Securities Inc., 6.150% dated
               03/31/00 to be repurchased at
               $331,170 on 04/03/00
               collateralized by: $334,947
               GNMA, 6.500%-9.500% due
               06/15/09-07/15/29; $2,673 GNMA
               II, 6.500%-8.500% due
               12/20/01-02/20/30...............      331,000
   100,000   Agreement with Lehman Brothers
               Inc., 5.960%, with a final
               maturity date of 05/16/00.
               Interest receivable at March 31,
               2000 was $132, collateralized
               by: $22,589 GNMA II, 7.125% due
               11/20/24; $79,395 U.S. Treasury
               Bond, 10.750% due
               08/15/05( 7/8)( 7/8)............      100,000
   200,000   Agreement with Lehman Brothers
               Inc., 5.960%, with a final
               maturity date of 05/16/00.
               Interest receivable at March 31,
               2000 was $298, collateralized
               by: $203,900 U.S. Treasury Bond,
               5.250%-10.750% due
               08/15/05-02/15/29( 7/8)( 7/8)...      200,000
   260,000   Agreement with Salomon Smith
               Barney Inc., 6.120% dated
               03/31/00 to be repurchased at
               $260,133 on 04/30/00
               collateralized by: $231,101
               GNMA, 6.500%-9.00% due 12/15/17-
               10/15/29; $34,099 GNMA II, 7.5%
               due 9/20/29.....................      260,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Treasury Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$1,388,197   Agreement with Salomon Smith
               Barney, Inc. Interest is payable
               monthly. The agreement is
               terminable by the Fund daily.
               The final maturity date of the
               agreement is 04/03/00
               collateralized by: $625,523 U.S.
               Treasury Strips, Interest Only,
               05/15/00-11/15/27; $462,170 U.S.
               Treasury Notes, 6.125% due
               11/15/01-08/15/07; $809 U.S.
               Treasury Strip, TIGR, Interest
               Receipt, 11.750% due 02/15/04;
               $308,615 U.S. Treasury Strips,
               Principal Only,
               04/15/00-11/15/28; $19,533 U.S.
               Treasury Note, 11.750% due
               11/15/14++......................  $ 1,388,197
   331,000   Agreement with Westdeutsche
               Landesbank, Girozentrale, 6.200%
               dated 03/31/00 to be repurchased
               at $331,171 on 04/03/00
               collateralized by: $337,620
               GNMA, 6.500%-7.000% due
               05/15/29-07/15/29...............      331,000
                                                 -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $5,707,196)...............    5,707,196
                                                 -----------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES--0.1%
   1,556    AIM Treasury Fund..................         1,556
   3,012    Dreyfus Treasury Cash Management
              Fund.............................         3,012
                                                  -----------
            TOTAL INVESTMENT COMPANIES
              (Cost $4,568)....................         4,568
                                                  -----------
            TOTAL INVESTMENTS
              (Cost $7,943,892*)........  121.5%    7,943,892
                                                  -----------
            OTHER ASSETS AND
              LIABILITIES (NET).........  (21.5)%
            Receivable for Fund shares sold....   $    14,867
            Interest receivable................        27,653
            Payable for reverse repurchase
              agreements.......................    (1,388,197)
            Investment advisory fee payable....        (1,630)
            Administration fee payable.........          (282)
            Shareholder servicing and
              distribution fees payable........        (1,730)
            Distributions payable..............       (31,350)
            Accrued Trustees'/Directors' fees
              and expenses.....................           (67)
            Payable to transfer agent..........       (26,864)
            Accrued expenses and other
              liabilities......................          (459)
                                                  -----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)................    (1,408,059)
                                                  -----------
            NET ASSETS..................  100.0%  $ 6,535,833
                                                  ===========

                                                     VALUE
                                                     (000)
-------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Accumulated net realized loss on
              investments sold.................   $      (144)
            Paid-in capital....................     6,535,977
                                                  -----------
            NET ASSETS.........................   $ 6,535,833
                                                  ===========
            NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($1,026,684,575 / 1,026,922,640
              shares outstanding)..............         $1.00
                                                        -----
                                                        -----
            TRUST CLASS SHARES:
            ($506,338,599 / 506,338,447 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----
            LIQUIDITY CLASS SHARES:
            ($364,761,112 / 364,779,409 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----
            ADVISER CLASS SHARES:
            ($1,460,965,826 / 1,461,484,258
              shares outstanding)..............         $1.00
                                                        -----
                                                        -----
            INVESTOR CLASS SHARES:
            ($573,261,154 / 573,467,781 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----
            MARKET CLASS SHARES:
            ($1,511,931,638 / 1,512,000,010
              shares outstanding)..............         $1.00
                                                        -----
                                                        -----
            DAILY CLASS SHARES:
            ($847,775,578 / 847,881,372 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----
            SERVICE CLASS SHARES:
            ($244,034,721 / 244,056,365 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----
            INVESTOR B SHARES:
            ($79,886 / 79,886 shares
              outstanding).....................         $1.00
                                                        -----
                                                        -----

---------------

 * Aggregate cost for Federal tax purposes.

 ( 7/8) Denotes security, or a portion thereof, subject to repurchase under reverse repurchase agreement as of March 31, 2000.

 ( 7/8)( 7/8) Restricted security (Note 5).

++ Security segregated as collateral for reverse repurchase agreement.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Government Reserves
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            U.S. GOVERNMENT AND   AGENCY
              OBLIGATIONS -- 101.4%
            FEDERAL FARM CREDIT BANK
                (FFCB) -- 2.5%
$ 25,000    5.753%+ 04/01/00++.................   $   24,997
  20,000    6.350% 02/01/01....................       19,968
                                                  ----------
                                                      44,965
                                                  ----------
            FEDERAL HOME LOAN BANK (FHLB) --
              85.5%
  98,270    Discount note 04/03/00.............       98,237
  12,000    6.155%+ 04/03/00++.................       12,000
  75,000    6.210%+ 04/03/00++.................       74,990
 100,000    5.786%+ 04/04/00++.................       99,977
 200,000    5.841%+ 04/04/00++.................      199,931
  50,000    5.819%+ 04/12/00++.................       49,993
 170,000    5.956%+ 04/21/00++.................      169,976
  12,000    5.050% 04/26/00....................       12,000
 100,000    5.960%+ 04/27/00++.................       99,983
   5,000    5.020% 05/12/00....................        4,999
  26,730    5.415% 06/14/00....................       26,722
 250,000    Discount note 06/23/00.............      246,548
  96,500    Discount note 06/28/00.............       95,082
 175,000    Discount note 06/28/00.............      172,362
  15,310    5.500% 07/14/00....................       15,300
  15,000    5.710% 08/09/00....................       14,999
  25,000    5.750% 09/01/00....................       24,994
  15,000    5.875% 09/07/00....................       14,998
  25,000    5.705% 10/06/00....................       24,978
  40,000    6.500% 03/15/01....................       39,963
  30,000    6.660% 04/06/01....................       29,976
                                                  ----------
                                                   1,528,008
                                                  ----------
            STUDENT LOAN MARKETING ASSOCIATION
              (SLMA) -- 13.4%
  75,000    6.535%+ 04/04/00++.................       74,988
  40,000    6.585%+ 04/04/00++.................       39,994
 125,000    6.647%+ 04/04/00++.................      124,969
                                                  ----------
                                                     239,951
                                                  ----------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
              (Cost $1,812,924)................    1,812,924
                                                  ----------
            TOTAL INVESTMENTS
              (Cost $1,812,924*)........  101.4%   1,812,924
                                                  ----------
            OTHER ASSETS AND LIABILITIES
              (NET).....................   (1.4)%
            Cash...............................   $        1
            Receivable for Fund shares sold....        5,587
            Interest receivable................        9,285
            Investment advisory fee payable....         (283)
            Administration fee payable.........          (30)
            Shareholder servicing and
              distribution fees payable........         (438)
            Distributions payable..............       (8,253)
            Payable for investment securities
              purchased........................      (29,976)

                                                    VALUE
                                                    (000)
------------------------------------------------------------
------------------------------------------------------------
            Accrued Trustees'/Directors' fees
              and expenses.....................   $      (25)
            Payable to transfer agent..........         (150)
            Accrued expenses and other
              liabilities......................         (153)
                                                  ----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)............................      (24,435)
                                                  ----------
            NET ASSETS..................  100.0%  $1,788,489
                                                  ==========
            NET ASSETS CONSIST OF:
            Accumulated net realized loss on
              investments sold.................   $     (665)
            Paid-in capital....................    1,789,154
                                                  ----------
            NET ASSETS.........................   $1,788,489
                                                  ==========
            NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($381,336,388 / 381,485,941 shares
              outstanding).....................        $1.00
                                                       -----
                                                       -----
            TRUST CLASS SHARES:
              ($125,504,070 / 125,504,207
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            LIQUIDITY CLASS SHARES:
              ($140,327,775 / 140,327,906
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            ADVISER CLASS SHARES:
              ($477,205,103 / 477,519,398
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            INVESTOR CLASS SHARES:
              ($111,741,201 / 112,049,701
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            MARKET CLASS SHARES:
              ($369,999,563 / 370,000,010
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            DAILY CLASS SHARES:
              ($171,520,896 / 171,521,162
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            SERVICE CLASS SHARES:
              ($10,000,004 / 10,000,010 shares
              outstanding).....................        $1.00
                                                       -----
                                                       -----
            INVESTOR B SHARES:
              ($108,074 / 108,074 shares
              outstanding).....................        $1.00
                                                       -----
                                                       -----
            INVESTOR C SHARES:
              ($746,010 / 746,010 shares
              outstanding).....................        $1.00
                                                       -----
                                                       -----

---------------

 * Aggregate cost for Federal tax purposes.

 + Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2000.

++ Reset date. Interest rates reset either daily, weekly or monthly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.6%
            ALABAMA -- 1.1%
$    335    Arab, Alabama Industrial
              Development Board IDR, (Syncro
              Corporation Project) Series 1992,
              AMT, (SouthTrust Bank, N.A. LOC),
              3.950% 06/01/02**#...............   $      335
   9,250    Birmingham, Alabama Private
              Educational Building Authority
              Revenue, (The Altamont School
              Project) Series 1998, (AmSouth
              Bank of Alabama LOC),
              3.900% 04/01/13**................        9,250
     575    Foley, Alabama Industrial
              Development Board IDR, (Vulcan
              Inc. Project) Series 1985,
              (AmSouth Bank of Alabama LOC),
              4.100% 12/01/00**#...............          575
   2,560    Phenix County, Alabama Industrial
              Development Board Environmental
              Improvement Revenue, (Mead Coated
              Board, Inc. Project) Series
              1993A, AMT, (Toronto Dominion
              Bank LOC),
              4.100% 06/01/28**................        2,560
   3,900    Phenix County, Alabama Industrial
              Development Board Environmental
              Improvement Revenue, (Mead Coated
              Board, Inc. Project) Series 1996,
              AMT, (Hypo Vereinsbank LOC),
              4.100% 03/01/31**................        3,900
                                                  ----------
                                                      16,620
                                                  ----------
            ALASKA -- 1.8%
  16,700    Alaska Industrial Development and
              Export Authority Exempt
              Facilities Revenue, (AMAX Gold,
              Inc. Project) Series 1997, AMT,
              (UBS AG LOC),
              3.900% 05/01/09**................       16,700
   9,995    Alaska State Housing Finance
              Corporation Housing Revenue,
              Series 1998, P-Floats PA-332,
              (MBIA Insured,
              Merrill Lynch SBPA),
              3.960% 12/01/19**#(++)...........        9,995
                                                  ----------
                                                      26,695
                                                  ----------
            ARIZONA -- 1.0%
  14,700    Apache County, Arizona Industrial
              Development Authority Revenue,
              (Tucson Electric Power Company
              Project) Series 1983A, (Toronto
              Dominion Bank LOC),
              3.900% 12/15/18**................       14,700

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ARIZONA -- (CONTINUED)
$  1,000    Pinal County, Arizona Industrial
              Development Authority PCR
              Refunding, (Magna Copper Company
              Project) Series 1992, (Banque
              Nationale de Paris LOC),
              3.850% 12/01/11**................   $    1,000
                                                  ----------
                                                      15,700
                                                  ----------
            ARKANSAS -- 0.8%
   1,200    Arkansas State Development Finance
              Authority Higher Education
              Capital Asset Revenue, Series
              1985,
              (FGIC Insured, Citibank SBPA),
              3.900% 12/01/15**................        1,200
  11,500    Crossett, Arkansas PCR Refunding,
              (Georgia-Pacific Corporation
              Project) Series 1998, (SunTrust
              Bank LOC),
              3.950% 08/01/04**#...............       11,500
                                                  ----------
                                                      12,700
                                                  ----------
            CALIFORNIA -- 1.5%
  20,000    California Higher Education Loan
              Authority Inc. Student Loan
              Revenue, Series 1987, (Student
              Loan Marketing LOC), Mandatory
              Tender 07/01/00,
              3.500% 07/01/02..................       20,000
     800    Los Angeles, California Regional
              Airports Improvement Corporation
              Lease Revenue, (American
              Airlines - Los Angeles
              International Airport Project)
              Series 1984C, (Wachovia Bank of
              Georgia LOC),
              4.100% 12/01/24**................          800
   2,500    Los Angeles, California Regional
              Airports Improvement Corporation
              Lease Revenue, (LAX Two
              Corporation - Los Angeles
              International Airport Project)
              Series 1985, (Societe Generale
              LOC),
              4.100% 12/01/25**................        2,500
                                                  ----------
                                                      23,300
                                                  ----------
            COLORADO -- 1.5%
   1,105    Colorado Health Facilities
              Authority Revenue, (Goodwill
              Industries, Inc. Project) Series
              1994, (Bank One of Colorado, N.A.
              LOC),
              4.000% 12/01/04**#...............        1,105
   5,270    Colorado Housing Finance Authority
              Revenue Refunding, Series 1996B,
              (FNMA Collateral Agreement),
              3.950% 10/15/16**................        5,270
   2,895    Colorado Post-Secondary Educational
              Facilities Authority Economic
              Development Revenue, (U.S.
              Swimming, Inc. Project) Series
              1996, (Bank One, N.A. LOC),
              4.000% 06/01/11**#...............        2,895

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            COLORADO -- (CONTINUED)
$    975    Larimer County, Colorado Industrial
              Development Revenue Refunding,
              (Ultimate Support Systems
              Project) Series 1995A, (Bank One
              of Colorado, N.A. LOC),
              4.000% 06/01/10**#...............   $      975
   3,000    Moffat County, Colorado PCR,
              (PacifiCorp Project) Series 1994,
              AMT, (AMBAC Insured, Bank of New
              York SBPA),
              4.000% 05/01/13**................        3,000
   8,300    Moffat County, Colorado PCR,
              (Tri-State Colorado - Utah
              Electric Cooperative Project)
              Series 1984, (AMBAC Insured,
              Societe Generale SBPA),
              3.950% 07/01/10**................        8,300
     800    Pitkin County, Colorado Industrial
              Development, Revenue Refunding,
              (Aspen Skiing Project) Series
              1994A, (First National Bank
              Chicago),
              4.000% 04/01/16**................          800
                                                  ----------
                                                      22,345
                                                  ----------
            DELAWARE -- 5.5%
   6,425    Delaware State Economic Development
              Authority Hospital Billing
              Revenue, Series 1985, (MBIA
              Insured, Morgan Stanley SBPA),
              3.900% 12/01/15**................        6,425
  42,350    Delaware State Economic Development
              Authority Hospital Billing
              Revenue, Series 1985B, (MBIA
              Insured, Morgan Stanley SBPA),
              3.900% 12/01/15**................       42,350
  18,600    Delaware State Economic Development
              Authority IDR, (Star Enterprise -
               Delaware Clean Power Project)
              Series 1997A, AMT, (Canadian
              Imperial Bank of Commerce LOC),
              4.000% 08/01/29**................       18,600
  15,000    Delaware State Economic Development
              Authority IDR, (Star Enterprise -
               Delaware Clean Power Project)
              Series 1997C, AMT, (Canadian
              Imperial Bank of Commerce LOC),
              3.990% 08/01/29**................       15,000
                                                  ----------
                                                      82,375
                                                  ----------
            DISTRICT OF COLUMBIA -- 0.6%
   7,500    District of Columbia GO, Series
              1992A-3, (Societe Generale LOC),
              4.000% 10/01/07**................        7,500
   1,000    District of Columbia GO, Series
              1992A-5, (Bank of Nova Scotia
              LOC),
              4.000% 10/01/07**................        1,000
                                                  ----------
                                                       8,500
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            FLORIDA -- 3.6%
$  2,775    Brevard County, Florida Housing
              Finance Authority Multi-Family
              Housing Revenue, (Malabar Lakes,
              Ltd. Project) Series 1993A, (US
              Bank, N.A. LOC),
              3.900% 12/01/10**#...............   $    2,775
   9,100    Collier County, Florida Industrial
              Development Authority Health Care
              Facilities Revenue, Series 1999A,
              (First Union National Bank LOC),
              4.000% 11/01/19**................        9,100
  20,000    Florida State Turnpike Authority
              Turnpike Revenue, Series 1999-1,
              (MBIA Insured, Chase Manhattan
              Bank SBPA),
              3.960% 07/01/19**##..............       20,000
   4,200    Florida University Athletic
              Association Inc. Capital
              Improvement Revenue, (University
              of Florida Project) Series 1999,
              (SunTrust Bank of Central Florida
              LOC),
              4.100% 02/01/20**................        4,200
   1,760    Fort Walton Beach, Florida IDR,
              (Burton Golf, Inc. Project)
              Series 1996, AMT, (Columbus Bank
              and Trust LOC),
              4.200% 10/01/11**#...............        1,760
   3,000    Palm Beach County, Florida Economic
              Development Revenue, (YMCA
              Boynton Beach Project) Series
              1999, (SunTrust Bank of South
              Florida LOC),
              3.950% 01/01/24**#...............        3,000
   9,000    Polk County, Florida Industrial
              Development Authority Revenue,
              (Farmland Hydro, LP Project)
              Series 1998, AMT, (Rabobank
              Nederland LOC),
              4.000% 02/01/29**................        9,000
   3,890    St. Lucie County, Florida PCR,
              (Florida Power and Light Company
              Project) Series 1993,
              3.900% 01/01/26**................        3,890
                                                  ----------
                                                      53,725
                                                  ----------
            GEORGIA -- 10.1%
   7,525    Clayton County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Chateau
              Forest Apartments Project) Series
              1990E, (FSA Insured, Societe
              Generale SBPA),
              3.900% 01/01/21**................        7,525
   3,945    Clayton County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Ten Oaks
              Apartments Project) Series 1990F,
              (FSA Insured, Societe Generale
              SBPA),
              3.900% 01/01/21**................        3,945

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  2,000    Cobb County, Georgia Development
              Authority Revenue Refunding,
              (Highlands Park Associates
              Project) Series 1998, (SunTrust
              Bank LOC),
              3.950% 08/01/08**#...............   $    2,000
   1,900    Cobb County, Georgia Residential
              Care Facilities for the Elderly
              Authority Revenue Refunding,
              (Presbyterian Village Austell
              Project) Series 1998, (SunTrust
              Bank LOC),
              3.950% 08/01/15**#...............        1,900
  13,700    Columbia County, Georgia
              Residential Care Facilities for
              the Elderly Authority Revenue,
              (Augusta Residential Center on
              Aging Project) Series 1994,
              (SunTrust Bank LOC),
              3.950% 01/01/21**#...............       13,700
   7,500    DeKalb County, Georgia Development
              Authority IDR, (The Paideia
              School Inc. Project) Series 2000,
              (SunTrust
              Bank LOC),
              3.950% 02/01/20**#...............        7,500
   3,000    DeKalb County, Georgia Development
              Authority Revenue, (Marist
              School, Inc. Project) Series
              1999, (SunTrust
              Bank LOC),
              3.950% 03/01/24**#...............        3,000
   6,050    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Camden Brook
              Project) Series 1995, (FNMA
              Collateral Agreement),
              3.900% 06/15/25**................        6,050
  14,935    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Wood Terrace
              Apartments Project) Series 1995,
              (FNMA Collateral Agreement),
              3.900% 12/15/15**................       14,935
   1,400    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue, (Cedar Creek Apartments
              Project) Series 1995, AMT,
              (General Electric Capital
              Corporation Guarantee),
              4.100% 12/01/20**#...............        1,400
   4,800    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue, (Crow Wood Arbor
              Associates, Ltd. Project)
              Series 1985, (Wachovia Bank of
              North Carolina LOC),
              3.950% 12/01/07**#...............        4,800
   3,500    Fulton County, Georgia Development
              Authority Revenue, (Georgia Tech
              Athletic Association, Inc.
              Project) Series 1995, (SunTrust
              Bank LOC),
              3.950% 07/01/14**#...............        3,500

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  3,000    Fulton County, Georgia Development
              Authority Revenue, (Lovett School
              Project) Series 1997, (SunTrust
              Bank LOC),
              3.950% 04/01/17**#...............   $    3,000
  15,000    Gainesville, Georgia Redevelopment
              Authority Educational Facilities
              Revenue, (Riverside Military
              Project) Series 1999, (Wachovia
              Bank N.A. LOC),
              3.950% 07/01/24**#...............       15,000
   1,150    Municipal Electric Authority of
              Georgia Subordinated Revenue,
              (Georgia MEAG Project Number One)
              Series 1994D, (ABN-AMRO Bank N.V.
              LOC),
              3.900% 01/01/22**................        1,150
  17,560    Municipal Electric Authority of
              Georgia Subordinated Revenue,
              (Georgia MEAG Project Number One)
              Series 1994E, (ABN-AMRO Bank N.V.
              LOC),
              3.900% 01/01/26**................       17,560
   1,600    Putnam County, Georgia Development
              Authority PCR, (Georgia Power
              Company Plant Project) Series
              1997-2,
              4.000% 09/01/29**................        1,600
   5,800    Richmond County, Georgia
              Development Authority Solid Waste
              Disposal Revenue, (Evergreen
              Nylon Project) Series 1999, AMT,
              (Banque Nationale de Paris LOC),
              3.950% 07/01/32**................        5,800
  10,000    Richmond County, Georgia Hospital
              Authority Revenue Anticipation
              Certificates, (University Health
              Services, Inc. Project) Series
              1999, (SunTrust Bank LOC),
              3.950% 01/01/19**................       10,000
   2,765    Rockdale County, Georgia Water and
              Sewer Authority Revenue, Series
              1999B, (MBIA Insured),
              4.250% 07/01/00..................        2,768
   7,000    Smyrna, Georgia Housing Authority
              Multi-Family Housing Revenue,
              (Hills of Post Village Series
              Project) Series 1995, (FNMA
              Collateral Agreement),
              3.900% 06/01/25**#...............        7,000
  18,400    Smyrna, Georgia Housing Authority
              Multi-Family Housing Revenue,
              (Post Apartment Homes - Post
              Valley, LP Project) Series 1995,
              (FNMA
              Collateral Agreement),
              3.900% 06/01/25**#...............       18,400
                                                  ----------
                                                     152,533
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            IDAHO -- 1.7%
$ 14,000    Idaho State GO, Series 1999,
              4.250% 06/30/00..................   $   14,028
  12,400    Power County, Idaho PCR,
              (FMC Corporation Project)
              Series 1985, (Wachovia Bank of
              North Carolina LOC),
              4.000% 12/01/10**................       12,400
                                                  ----------
                                                      26,428
                                                  ----------
            ILLINOIS -- 11.5%
   1,135    Chicago, Illinois IDR, (Guernsey
              Bel Inc. Project) Series 1996A,
              AMT, (LaSalle National Bank LOC),
              4.000% 12/01/16**................        1,135
   1,100    Chicago, Illinois O'Hare
              International Airport Authority
              Industrial Revenue, (American
              Airlines, Inc. Project) Series
              1983C, (Royal Bank of
              Canada LOC),
              4.000% 12/01/17**................        1,100
   2,600    Chicago, Illinois O'Hare
              International Airport Authority
              Industrial Revenue, (American
              Airlines, Inc. Project) Series
              1983D, (Royal Bank of
              Canada LOC),
              4.000% 12/01/17**................        2,600
   5,500    Chicago, Illinois O'Hare
              International Airport Authority
              Revenue, (American Airlines, Inc.
              Project) Series 1983B, (Royal
              Bank of Canada LOC),
              4.000% 12/01/17**................        5,500
  13,000    Chicago, Illinois O'Hare
              International Airport Revenue,
              (General Airport Project) Second
              Lien, Series 1984A, (Societe
              Generale LOC),
              3.850% 01/01/15**................       13,000
   4,355    Elmhurst, Illinois Hospital
              Revenue, (Joint Commission
              Accredidation Healthcare Project)
              Series 1988, (Dexia Credit Local
              de France LOC),
              3.850% 07/01/18**................        4,355
     870    Illinois Development Finance
              Authority IDR, (Randolph Pickle
              Corporation Project) Series 1992,
              AMT, (American National Bank &
              Trust Company LOC),
              4.150% 06/01/12**................          870
   2,800    Illinois Development Finance
              Authority IDR, (Unique Building
              Corporation Project) Series 1989,
              AMT, (American National Bank &
              Trust Company LOC),
              4.150% 05/01/09**................        2,800

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$ 32,100    Illinois Development Finance
              Authority Revenue, (Lyric Opera
              of Chicago Project) Series 1994,
              (Northern Trust Company LOC, Bank
              One of Michigan LOC, Harris Trust
              & Savings Bank LOC, Caisse
              Nationale de Credit Agricole
              LOC),
              3.900% 12/01/28**................   $   32,100
   1,900    Illinois Development Finance
              Authority Revenue, (Park Ridge
              Youth Campus Project) Series
              1998, (Northern Trust Company
              LOC),
              4.000% 09/01/18**#...............        1,900
  12,200    Illinois Development Finance
              Authority Revenue, (YMCA of
              Metropolitan Chicago Project)
              Series 1996A, (Harris Trust &
              Savings Bank LOC),
              3.900% 06/01/26**................       12,200
   5,600    Illinois Educational Facilities
              Authority Revenue, (Chicago
              Historical Society Project)
              Series 1985, (Northern Trust
              Company LOC),
              3.900% 12/01/25**#...............        5,600
            Illinois Educational Facilities
              Authority Revenue, (DePaul
              University Project) Series
              1992CP-1, (Northern Trust LOC),
              3.900% 04/01/26**................        4,000
  12,800    Illinois Educational Facilities
              Authority Revenue, (John F.
              Kennedy Healthcare Foundation
              Project) Series 1995, (Lasalle
              National Bank LOC),
              4.000% 12/01/25**................       12,800
   1,400    Illinois Educational Facilities
              Authority Revenue, (Northwestern
              University Project) Series 1985,
              (First National Bank of Chicago
              SBPA),
              3.950% 12/01/25**................        1,400
  15,485    Illinois Educational Facilities
              Authority Revenue, (University
              Pooled Financing Program) Series
              1985, (FGIC Insured, First
              National Bank of Chicago SBPA),
              3.950% 12/01/05**#...............       15,485
   1,500    Illinois Health Facilities
              Authority Revenue, (Central
              Dupage-Healthcorp Project) Series
              1990, (First National Bank of
              Chicago LOC),
              4.050% 11/01/20**................        1,500
  10,000    Illinois Health Facilities
              Authority Revenue, (Evanston
              Hospital Corporation Project)
              Series 1985B,
              3.650% 08/15/00**#...............       10,000
  23,000    Illinois Health Facilities
              Authority Revenue, (Evanston
              Hospital Corporation Project)
              Series 1988,
              4.200% 11/15/00**................       23,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$  8,000    Illinois Health Facilities
              Authority Revenue, (Revolving
              Fund Pooled Project) Series
              1985C, (First National Bank of
              Chicago LOC),
              3.900% 08/01/15**................   $    8,000
   1,500    Lombard Village, Illinois
              Industrial Projects Revenue
              Refunding, (B&H Partnership
              Project) Series 1995, (Comerica
              Bank LOC),
              4.200% 10/01/13**................        1,500
   3,900    Madison County, Illinois
              Environmental Improvement
              Revenue, (Shell Oil Company
              Project) Series 1997A, AMT,
              4.050% 03/01/33**................        3,900
   9,200    Orland Park, Illinois Industrial
              Development Revenue, (Panduit
              Corporation Project) Series 1996,
              AMT, (Wachovia Bank of Georgia
              LOC),
              4.000% 04/01/31**#...............        9,200
                                                  ----------
                                                     173,945
                                                  ----------
            INDIANA -- 1.7%
     340    Auburn, Indiana Economic
              Development Revenue, (R.J. Tower
              Corporation Project) Series 1988,
              AMT, (Comerica Bank LOC),
              4.100% 09/01/00**................          340
   2,400    Indiana Health Facilities Financing
              Authority Hospital Revenue,
              (Deaconess Hospital Inc. Project)
              Series 1992, (First National Bank
              of Chicago LOC),
              3.850% 01/01/22**................        2,400
   1,815    Indiana Health Facilities Financing
              Authority Revenue Refunding,
              (Cardinal Center, Inc. Project)
              Series 1996A, (Key Bank N.A.
              LOC),
              4.000% 12/01/16**#...............        1,815
   8,000    Indiana State Hospital Equipment
              Financing Authority Revenue,
              Series 1985A, (MBIA Insured, Bank
              One of Michigan SBPA),
              3.900% 12/01/15**#...............        8,000
   2,700    Indianapolis, Indiana Economic
              Development Revenue, (Edgcomb
              Metals Company Project) Series
              1983, (Wells Fargo Bank LOC),
              3.900% 12/01/08**................        2,700
     530    Kendallville, Indiana Industrial
              Revenue, (McCray Memorial
              Hospital Project) Series 1994,
              (Bank One of
              Michigan LOC),
              4.000% 01/01/04**#...............          530

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            INDIANA -- (CONTINUED)
$    800    Princeton, Indiana PCR Refunding,
              (PSI Energy, Inc. Project) Series
              1996, (Canadian Imperial Bank of
              Commerce LOC),
              4.000% 03/01/19**................   $      800
   3,365    Rockport, Indiana PCR Refunding,
              (AEP Generating Company Project)
              Series 1995B, (AMBAC Insured,
              Bank of New York SBPA),
              4.000% 07/01/25**................        3,365
   2,900    Rockport, Indiana PCR, (Indiana and
              Michigan Electric Company
              Project) Series 1985A, (UBS AG
              LOC),
              3.950% 08/01/14**#...............        2,900
   3,100    Whiting, Indiana Sewer and Solid
              Waste Disposal Revenue, (Amoco
              Oil Company Project) Series 1996,
              AMT, (BP Amoco plc Guarantee),
              4.050% 01/01/26**#...............        3,100
                                                  ----------
                                                      25,950
                                                  ----------
            IOWA -- 0.3%
   4,700    Iowa Higher Education Loan
              Authority Revenue, Series 1985,
              (MBIA Insured, Chase Manhattan
              SBPA),
              3.950% 12/01/15**................        4,700
                                                  ----------
            KANSAS -- 0.5%
   7,500    Kansas Industrial Development
              Finance Authority Revenue, (PQ
              Corporation Project) Series 1988,
              (Bank of
              New York LOC),
              4.050% 08/01/15**#...............        7,500
                                                  ----------
            KENTUCKY -- 0.8%
   1,024    Jefferson County, Kentucky IDR,
              (Belknap, Inc. Project) Series
              1984, (National City Bank,
              Kentucky LOC),
              4.050% 12/01/14**#...............        1,024
   1,355    Jefferson County, Kentucky
              Industrial Building Revenue,
              (Seven Counties Services, Inc.
              Project) Series 1996, (Bank One
              of Kentucky, N.A. LOC),
              4.000% 06/01/11**#...............        1,355
   1,050    Jeffersontown, Kentucky Industrial
              Building Revenue, (Raque Food
              Systems, Inc. Project) Series
              1995, AMT, (PNC Bank, N.A. LOC),
              4.100% 04/01/20**#...............        1,050
   1,500    Kentucky Development Finance
              Authority Revenue, Series 1985A,
              (FGIC Insured, Landesbank Hessen
              Thueringen SBPA),
              3.900% 12/01/15**................        1,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            KENTUCKY -- (CONTINUED)
$  2,700    Lexington-Fayette County, Kentucky
              Urban County Airport Corporation
              Revenue, (First Mortgage Project)
              Series 1994A, AMT, (Dexia Credit
              Local de France LOC),
              4.100% 04/01/24**................   $    2,700
   4,400    Louisville and Jefferson County,
              Kentucky Convention Center GO,
              Series 1996PT-69, (FSA Insured,
              Merrill Lynch SBPA),
              3.960% 07/01/24**##..............        4,400
                                                  ----------
                                                      12,029
                                                  ----------
            LOUISIANA -- 3.2%
  10,000    Ascension Parish, Louisiana PCR
              Refunding, (Borden, Inc. Project)
              Series 1992, (Credit Suisse First
              Boston LOC),
              3.850% 12/01/09**................       10,000
   3,700    Ascension Parish, Louisiana PCR,
              (Shell Oil Company Project)
              Series 1993,
              4.000% 09/01/23**................        3,700
   2,900    Calcasieu Parish Inc., Louisiana
              Industrial Development Board
              Environmental Revenue, (Citgo
              Petroleum Corporation Project)
              Series 1994, AMT, (Banque
              Nationale de Paris LOC),
              4.100% 12/01/24**................        2,900
   2,000    Calcasieu Parish Inc., Louisiana
              Industrial Development Board
              Environmental Revenue, (Citgo
              Petroleum Corporation Project)
              Series 1996, AMT, (ABN-AMRO Bank
              N.V.),
              4.100% 07/01/26**................        2,000
   5,400    Lake Charles, Louisiana Harbor and
              Terminal District Revenue, (Citgo
              Petroleum Corporation Project)
              Series 1984, (Westdeutsche
              Landesbank Girozentrale LOC),
              3.900% 08/01/07**................        5,400
  20,000    Louisiana State Public Facilities
              Authority Hospital Revenue,
              (Willis-Knighton Medical Center
              Project) Series 1997, (AMBAC
              Insured, Dexia Credit Local de
              France SBPA),
              4.000% 09/01/27**................       20,000
   5,000    Plaquemines, Louisiana Port Harbor
              and Terminal District Port
              Facilities Revenue,
              (International Marine Terminals
              Project) Series 1984A, (KBC Bank
              N.V. LOC), Mandatory
              Put 03/15/00,
              4.200% 03/15/06..................        5,000
                                                  ----------
                                                      49,000
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MARYLAND -- 2.5%
$  3,000    Baltimore County, Maryland Economic
              Development Revenue, (Notre Dame
              Preparatory School Project)
              Series 1998, (Crestar Bank LOC),
              3.950% 06/01/24**#...............   $    3,000
  34,700    Baltimore, Maryland Industrial
              Development Authority IDR,
              (Baltimore Capital Acquisition
              Project) Series 1986, (Bayerische
              Landesbank LOC),
              3.850% 08/01/16**................       34,700
                                                  ----------
                                                      37,700
                                                  ----------
            MASSACHUSETTS -- 1.3%
  17,565    Massachusetts GO, Series 1999,
              (FGIC Insured, Morgan Guaranty
              Trust SBPA),
              3.820% 06/01/07**##..............       17,565
   2,000    Massachusetts State Water Resource
              Authority Revenue, Series 1990A,
              7.625% 04/01/00..................        2,040
                                                  ----------
                                                      19,605
                                                  ----------
            MICHIGAN -- 1.0%
   2,000    Michigan Municipal Bond Authority
              Revenue, Series 1999A-1,
              4.000% 06/30/00..................        2,003
   3,500    Michigan State Housing Development
              Authority Housing Revenue, (Shoal
              Creek Project) Series 1985,
              (Wachovia Bank LOC),
              3.900% 10/01/07**................        3,500
   4,000    Michigan State Job Development
              Authority Revenue, (Gordon Food
              Service Inc. Project) Series
              1985, (Rabobank Nederland LOC),
              3.900% 08/01/15**................        4,000
   2,000    Michigan State Strategic Funding
              Ltd. Revenue Refunding, (Detroit
              Edison Company Project) Series
              1995, (Barclays Bank, PLC LOC),
              4.000% 09/01/30**................        2,000
   1,000    University of Michigan Hospital
              Revenue, (University of Michigan
              Project) Series 1995A,
              4.000% 12/01/27**................        1,000
   1,200    University of Michigan, Hospital
              Revenue Refunding, (University of
              Michigan Hospitals Project)
              Series 1992A,
              4.000% 12/01/19**................        1,200
   1,000    University of Michigan, Hospital
              Revenue, (University of Michigan
              Project) Series 1998A-1,
              4.000% 12/01/21**................        1,000
                                                  ----------
                                                      14,703
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MINNESOTA -- 0.4%
$  6,160    Minneapolis, Minnesota Housing
              Development Revenue Refunding,
              (Symphony Place Project) Series
              1988, (Freddie Mac Company LOC),
              3.850% 12/01/14**................   $    6,160
                                                  ----------
            MISSOURI -- 5.2%
  35,900    Missouri State Development Finance
              Board Lease Revenue, Transamerica
              Life and Annuity, Series 1999,
              (Missouri Association of
              Utilities Lease Pool TransAmerica
              Life and
              Annuity GIC),
              4.000% 12/01/22**................       35,900
   5,000    Missouri State Environmental
              Improvement and Energy Resources
              Authority PCR, (Union Electric
              Company Project) Series 1985B,
              (Westdeutsche Landesbank LOC),
              3.950% 04/24/00..................        5,000
   1,700    Missouri State Health and
              Educational Facilities Authority
              Facilities Revenue, (Washington
              University Project) Series 1985B,
              (Morgan Guaranty
              Trust SBPA),
              3.900% 09/01/10**................        1,700
   6,500    Missouri State Health and
              Educational Facilities Authority
              Health Facilities Revenue
              Refunding, (Sisters of Mercy
              Health Care System Project)
              Series 1992B, (ABN-AMRO N.V.
              Chicago SBPA),
              3.900% 06/01/14**................        6,500
  25,900    Missouri State Health and
              Educational Facilities Authority
              Revenue, (Stowers Institute of
              Medical Research), Series 1998A,
              (Morgan Guaranty Trust),
              3.900% 04/01/38**................       25,900
   3,070    St. Charles County, Missouri
              Industrial Development Authority
              IDR, (AH Land Development Company
              Project) Series 1996, AMT,
              (Commerce
              Bank LOC),
              4.200% 06/01/11**................        3,070
                                                  ----------
                                                      78,070
                                                  ----------
            MONTANA -- 0.2%
   3,500    Forsyth, Montana PCR, (Pacificorp
              Colstrip Project) Series 1986,
              AMT, (Deutsche Bank A.G. LOC),
              4.100% 12/01/16**................        3,500
                                                  ----------
            NEBRASKA -- 0.6%
   9,695    Nebraska Help Inc. Student Loan
              Revenue, Series 1986B, AMT,
              (SLMA Guarantee),
              4.000% 12/01/16**................        9,695
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            NEVADA -- 1.1%
$  5,750    Clark County, Nevada IDR, (Nevada
              Cogeneration Association I
              Project) Series 1991, AMT,
              (Canadian Imperial Bank of
              Commerce LOC),
              4.100% 11/01/21**................   $    5,750
   5,650    Clark County, Nevada IDR, (Nevada
              Cogeneration Association II
              Project) Series 1990, AMT,
              (Canadian Imperial Bank of
              Commerce LOC),
              4.100% 11/01/20**................        5,650
   5,500    Nevada Housing Division Multi-Unit
              Housing Revenue, Series 1999A,
              AMT, (US Bank N.A. LOC),
              3.950% 10/01/30**................        5,500
                                                  ----------
                                                      16,900
                                                  ----------
            NEW MEXICO -- 0.4%
   5,900    Dona Ana County, New Mexico IDR,
              (Foamex Products, Inc. Project)
              Series 1985, (Bank of
              Nova Scotia LOC),
              3.900% 11/01/13**#...............        5,900
                                                  ----------
            NORTH CAROLINA -- 1.9%
  10,000    North Carolina Medical Care
              Commission Retirement Community
              Revenue, Series 1996, (Lasalle
              National Bank LOC),
              3.950% 11/15/09**................       10,000
   9,900    North Carolina Medical Care
              Community Health Care Facilities
              Revenue, (Randolph Hospital Inc.
              Project), Series 1999, (Wachovia
              Bank N.A. LOC),
              3.900% 03/01/24**#...............        9,900
     800    North Carolina Medical Care
              Community Hospital Revenue,
              (Moses H. Cone Memorial Hospital
              Project) Series 1995, (Wachovia
              Bank SBPA),
              3.950% 09/01/02**................          800
   8,500    Robeson County, North Carolina
              Industrial Facilities and PCR
              Financing Authority Revenue,
              (Culp Inc. Project) Series 1997,
              AMT, (Wachovia Bank of North
              Carolina LOC),
              4.000% 06/01/14**#...............        8,500
                                                  ----------
                                                      29,200
                                                  ----------
            OHIO -- 2.0%
     920    Centerville, Ohio Health Care
              Revenue, (Bethany Lutheran
              Village Hospital Project) Series
              1994, (PNC Bank of Ohio, N.A.
              LOC),
              4.000% 11/01/13**#...............          920

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            OHIO -- (CONTINUED)
$  5,000    Clinton County, Ohio Airport
              Facilities Revenue Refunding,
              (Wilmington Air Park, Inc.
              Project) Series 1991, (Wachovia
              Bank of North Carolina LOC),
              3.950% 06/01/11**#...............   $    5,000
     855    Cuyahoga County, Ohio IDR
              Refunding, (Pleasant Lakes
              Associates Project) Series 1995,
              (Key Bank, N.A. LOC),
              4.000% 05/01/11**#...............          855
     895    Greene County, Ohio IDR, (FC,
              Ltd. - AFC Stamping Project)
              Series 1995, AMT, (Key Bank, N.A.
              LOC),
              4.150% 09/01/16**#...............          895
  10,000    Lucas County, Ohio Facilities
              Improvement Revenue, (Toledo
              Zoological Society Project)
              Series 1997, (Key Bank, N.A.
              LOC),
              3.900% 10/01/05**#...............       10,000
   1,860    Lucas County, Ohio IDR, (Dynamic
              Dies, Inc. Project) Series 1997,
              AMT, (National City Bank LOC),
              4.100% 07/01/09**................        1,860
   2,279    Ohio Housing Finance Agency Multi-
              Family Housing Revenue, (Kenwood
              Congregation - Retirement
              Project) Series 1985, (Morgan
              Guaranty Trust LOC),
              3.950% 12/01/15**................        2,279
   5,000    Ohio State Air Quality Development
              Authority Revenue Refunding,
              (Ohio Edison Project) Series
              1988A, (Toronto Dominion Bank
              LOC),
              4.100% 02/01/15..................        4,996
   2,000    Ohio State Water Development
              Authority Solid Waste Disposal
              Revenue, (The Timken Company
              Project) Series 1997, AMT,
              (Wachovia Bank of North Carolina
              LOC),
              3.950% 07/01/32**................        2,000
   1,050    Summit County, Ohio IDR, (Oliver
              Printing Company, Inc. Project)
              Series 1997, AMT, (Bank One of
              Akron, N.A. LOC),
              4.100% 02/01/07**#...............        1,050
   1,040    Toledo-Lucas County, Ohio Port
              Authority Facilities Improvement
              Revenue, (YMCA of Greater Toledo
              Project) Series 1996, (Fifth
              Third Bank of Northwestern Ohio
              LOC),
              3.900% 12/01/21**#...............        1,040
                                                  ----------
                                                      30,895
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            OKLAHOMA -- 0.2%
$  3,100    Oklahoma State Industrial Authority
              Revenue Refunding, (Integris
              Baptist Medical Center Inc.
              Project), Series 1999B, (MBIA
              Insured, Morgan Guaranty SBPA),
              3.950% 08/15/29**................   $    3,100
                                                  ----------
            OREGON -- 0.1%
   2,100    Port of Portland, Oregon Special
              Obligation Revenue, (Horizon Air
              Industries, Inc. Project) Series
              1997, AMT, (Bank of Montreal
              LOC),
              4.100% 06/15/27**................        2,100
                                                  ----------
            PENNSYLVANIA -- 3.8%
   7,300    Delaware County, Pennsylvania
              Industrial Development Authority
              PCR, (BP Exploration and Oil,
              Inc. Project) Series 1985, (BP
              Amoco
              plc Guarantee),
              4.000% 12/01/09**................        7,300
   1,100    Delaware County, Pennsylvania,
              Industrial Development Authority,
              PCR, (BP Exploration and Oil Inc.
              Project) Series 1995,
              4.000% 10/01/19**................        1,100
   2,790    Elk County, Pennsylvania Industrial
              Development Authority Revenue,
              (Clarion Sintered Metals Project)
              Series 1998, AMT, (PNC Bank,
              N.A. LOC),
              4.100% 03/01/09**#...............        2,790
   9,200    Emmaus, Pennsylvania General
              Authority Revenue, Series 1989B,
              (Bayerische Landesbank LOC),
              3.900% 03/01/24**................        9,200
   6,270    Hatfield Township, Pennsylvania
              Industrial Development Authority
              Revenue, (H&N Packaging Project)
              Series 1999A, AMT, (Commerzbank
              LOC),
              4.100% 04/01/19**#...............        6,270
   2,590    Pennsylvania Energy Development
              Authority Revenue, (B&W Ebensburg
              Project), Series 1986, AMT,
              (Landesbank Hessen-Thueringen
              Girozentrale LOC),
              3.900% 12/01/11**................        2,590
  10,500    Philadelphia, Pennsylvania
              Redevelopment Authority Revenue,
              (Southwark Plaza, LP Project)
              Series 1997A, (PNC Bank, N.A.
              LOC),
              4.000% 12/01/03**................       10,500
  14,700    Quakertown, Pennsylvania General
              Authority Revenue, (Pooled
              Financing Program) Series 1996A,
              (PNC Bank, N.A. LOC),
              4.000% 07/01/26**................       14,700

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
$  1,760    Schuylkill County, Pennsylvania
              Industrial Development Authority
              Revenue, (Bon-Ton Stores Project)
              Series 1992, AMT, (PNC Bank, N.A.
              LOC),
              4.100% 02/01/12**#...............   $    1,760
   1,240    Schuylkill County, Pennsylvania
              Industrial Development Authority
              Revenue, (S. Grumbacher and Son
              Project) Series 1990, (PNC Bank,
              N.A. LOC),
              4.000% 02/01/12**#...............        1,240
                                                  ----------
                                                      57,450
                                                  ----------
            SOUTH CAROLINA -- 5.3%
   4,000    Anderson County, South Carolina
              IDR, (Mikron Corporation Project)
              Series 1998, AMT, (UBS AG LOC),
              4.100% 11/01/12**#...............        4,000
   6,000    Berkeley County, South Carolina
              Exempt Facilities Industrial
              Revenue, (Amoco Chemical
              Corporation Project) Series 1997,
              AMT, (Amoco
              Corporation Guarantee),
              4.050% 04/01/27**................        6,000
  24,000    Charleston County, South Carolina
              School District BAN, Series 1999,
              4.000% 05/01/00..................       24,008
   1,000    Cherokee County, South Carolina
              Industrial Revenue Refunding,
              (Holmberg Electronic Corporation
              Project) Series 1989, (Wachovia
              Bank of North Carolina, N.A.
              LOC),
              4.300% 11/01/04**#...............        1,000
   5,000    Greenville County, South Carolina
              Industrial Revenue, (Edgcomb
              Metals Company Project) Series
              1984, (Wells Fargo Bank LOC),
              3.900% 08/01/09**#...............        5,000
   1,620    South Carolina Jobs Economic
              Development Authority Development
              Revenue, (Spartanburg YMCA
              Project) Series 1996, (First
              Union
              National Bank LOC),
              3.950% 06/01/18**#...............        1,620
   3,100    South Carolina Jobs Economic
              Development Authority Health
              Facilities Revenue, (Greenville
              Baptist Retirement Community
              Project) Series 1997, (Wachovia
              Bank of
              North Carolina LOC),
              3.950% 10/01/19**#...............        3,100
   3,500    South Carolina Jobs Economic
              Development Authority IDR, (Banks
              Construction Company Project)
              Series 1999, AMT, (Wachovia Bank
              N.A. LOC),
              4.050% 05/01/09**#...............        3,500

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
$    700    South Carolina Jobs Economic
              Development Authority IDR,
              (Chambers Oakridge Landfill
              Project) Series 1990, AMT,
              (Morgan Guaranty Trust LOC),
              4.000% 12/01/01**#...............   $      700
  30,000    South Carolina Jobs Economic
              Development Authority Revenue,
              P-Floats-PT328, (St. Francis
              Hospital-Bon Secours Project),
              Series 1999, (Merrill Lynch
              Guarantee,
              Merrill Lynch SBPA),
              4.110% 01/01/01**##(++)..........       30,000
     700    York County, South Carolina PCR,
              (National Rural Utilities
              Cooperative -  North Carolina
              Electricities Project) Series
              1984N-2, (CFC Insured),
              3.950% 09/15/14**................          700
                                                  ----------
                                                      79,628
                                                  ----------
            SOUTH DAKOTA -- 0.0%
     630    South Dakota Economic Development
              Financing Authority IDR
              Refunding, (Lomar Development
              Company Project) Series 1996B,
              AMT, (US Bank, N.A. LOC),
              4.200% 08/01/08**#...............          630
                                                  ----------
            TENNESSEE -- 5.9%
   8,500    Bristol, Tennessee Health and
              Education Facilities Revenue,
              Series 1995A, (FGIC Insured,
              Citibank SBPA),
              3.950% 02/28/14**##(++)..........        8,500
  26,900    Chattanooga-Hamilton County,
              Tennessee Hospital Authority
              Revenue Refunding, (Erlanger
              Medical Center Project) Series
              1987, (Morgan Guaranty Trust
              LOC),
              4.000% 10/01/17**................       26,900
   2,000    Dickson County, Tennessee
              Industrial Development Board
              Revenue, (The Jackson
              Foundation-Renaissance Learning
              Center Project) Series 1997,
              (SunTrust Bank of Nashville LOC),
              3.950% 11/01/12**#...............        2,000
   6,485    Franklin County, Tennessee Health
              and Educational Facilities Board
              Revenue, (University of the South
              Project) Series 1998B, (AmSouth
              Bank of Alabama LOC),
              3.900% 09/01/18**................        6,485
   1,190    Jefferson City, Tennessee IDR, (BA
              Properties Project) Series 1994,
              AMT, (American National Bank &
              Trust Company LOC),
              4.000% 11/01/24**................        1,190

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
$  7,420    Memphis, Tennessee Center City
              Revenue Finance Corporation
              Multi-Family Housing Revenue,
              (Riverset Apartments) Series
              1998PT-1019, (Merrill Lynch
              Guarantee, Merrill Lynch SBPA),
              4.140% 10/01/19**##(++)..........   $    7,420
   9,110    Metropolitan Government Nashville
              and Davidson County, Tennessee
              Health and Education Facilities
              Board Revenue, (Adventist/Sunbelt
              Retirement Project) Series 1996A,
              (SunTrust Bank Central Florida
              LOC),
              3.950% 11/15/26**................        9,110
   2,900    Metropolitan Nashville, Tennessee
              Airport Authority Special
              Facilities Revenue, (American
              Airlines, Inc. Project) Series
              1995A, (Credit Suisse First
              Boston LOC),
              4.100% 10/01/12**................        2,900
   4,400    Metropolitan Nashville, Tennessee
              Airport Authority Special
              Facilities Revenue, (American
              Airlines, Inc. Project) Series
              1995B, (Bayerische
              Landesbank LOC),
              4.100% 10/01/12**................        4,400
   3,700    Monroe County, Tennessee Industrial
              Development Board IDR, (American
              Transit Corporation Project)
              Series 1986, (BankBoston LOC),
              4.000% 08/01/06**#...............        3,700
   1,500    Springfield, Tennessee Industrial
              Development Board Revenue, (All
              American Homes of Tennessee
              Project) Series 1994, AMT, (Bank
              One of Michigan LOC),
              4.100% 11/01/09**#...............        1,500
  14,400    Tennessee Volunteer State Student
              Funding Corporation Student Loan
              Revenue, Series 1998A-2, AMT,
              (State Street Bank and Trust
              LOC),
              3.950% 12/01/23**................       14,400
                                                  ----------
                                                      88,505
                                                  ----------
            TEXAS -- 11.9%
  16,180      Dallas-Fort Worth, Texas
              International Airport Facility
              Revenue, (Airport Facilities
              Flight safety Project) Series
              1999, AMT, (OBH,
              Inc. Guarantee),
              4.050% 07/01/32**#...............       16,180
   6,700    Grand Prairie, Texas Housing
              Finance Multi-Family Housing
              Revenue, Series 1993, (General
              Electric Credit Corporation
              Guarantee),
              3.900% 06/01/10**................        6,700

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            TEXAS -- (CONTINUED)
$  2,300    Grapevine, Texas Industrial
              Development Corporation Airport
              Revenue, (Southern Air
              Transportation Project) Series
              1993, (Bank One Texas N.A. LOC),
              3.950% 03/01/10**................   $    2,300
   1,200    Grapevine, Texas Industrial
              Development Corporation Revenue,
              (American Airlines, Inc. Project)
              Series 1984A-2, (Morgan Guaranty
              Trust LOC),
              4.100% 12/01/24**................        1,200
   3,100    Grapevine, Texas Industrial
              Development Corporation Revenue,
              (American Airlines, Inc. Project)
              Series 1984B-3, (Morgan Guaranty
              Trust LOC),
              4.100% 12/01/24**................        3,100
   1,200    Grapevine, Texas Industrial
              Development Corporation, Revenue,
              (American Airlines, Inc. Project)
              Series 1984A-4, (Bayerische
              Landesbank LOC),
              4.100% 12/01/24**................        1,200
   4,100    Guadalupe-Blanco, Texas River
              Authority Revenue Refunding,
              (Central Power & Light Company
              Project) Series 1995, (ABN AMRO
              Bank N.V. LOC),
              4.000% 11/01/15**................        4,100
   7,600    Gulf Coast, Texas Industrial
              Development Authority Marine
              Terminal Revenue, (Amoco Oil
              Company Project) Series 1993,
              AMT, (BP Amoco plc Guarantee),
              4.050% 04/01/28**................        7,600
   3,400    Gulf Coast, Texas Waste Disposal
              Authority PCR, (Amoco Oil Company
              Project) Series 1994, AMT, (BP
              Amoco plc Guarantee),
              4.050% 06/01/24**................        3,400
   4,000    Gulf Coast, Texas Waste Disposal
              Authority Texas Environmental
              Facilities Revenue, (Amoco Oil
              Company Project) Series 1997,
              AMT, (BP Amoco plc Guarantee),
              4.050% 01/01/26**................        4,000
   3,600    Harris County, Texas Health
              Facilities Development Revenue,
              (Methodist Hospital Project)
              Series 1994, (Morgan Guaranty
              Trust SBPA, Methodist Hospital
              SBPA),
              3.950% 12/01/25**................        3,600
     500    Lone Star, Texas Airport
              Improvement Authority Revenue,
              (American Airlines, Inc. Project)
              Series 1984A-2, (Royal Bank of
              Canada LOC),
              4.100% 12/01/14**................          500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            TEXAS -- (CONTINUED)
$    500    Lone Star, Texas Airport
              Improvement Authority Revenue,
              (American Airlines, Inc. Project)
              Series 1984A-4, (Royal Bank of
              Canada LOC),
              4.100% 12/01/14**................   $      500
     900    Lone Star, Texas, Airport
              Improvement Authority Revenue,
              (American Airlines, Inc. Project)
              Series 1984B-5, (Royal Bank of
              Canada LOC),
              4.100% 12/01/14**................          900
   3,500    McAllen, Texas Health Facilities
              Development Revenue, (McAllen
              Associates Number One Project)
              Series 1984, (PNC Bank, N.A.
              LOC),
              4.000% 12/01/24**................        3,500
   1,200    Nueces County, Texas Health
              Facilities Development
              Corporation Revenue, (Driscoll
              Foundation Childrens Hospital
              Project) Series 1985, (Bank One
              of Texas, N.A. LOC),
              3.950% 07/01/15**................        1,200
   3,300    Panhandle-Plains, Texas Higher
              Education Authority Student Loan
              Revenue, Series 1991B, AMT,
              (Student Loan Marketing
              Guarantee),
              3.900% 06/01/21**................        3,300
   5,000    Panhandle-Plains, Texas Higher
              Education Authority Student Loan
              Revenue, Series 1997Y, AMT,
              (Student Loan Marketing
              Guarantee),
              3.900% 10/01/02**................        5,000
   6,000    Port of Corpus Christi, Texas
              Industrial Development
              Corporation Environmental
              Facilities Revenue, (Citgo
              Petroleum Corporation Project)
              Series 1998, AMT, (Bank One
              Oklahoma N.A. LOC),
              4.100% 08/01/28**................        6,000
   4,650    Sabine River Authority, Texas PCR
              Refunding, (Texas Utilities
              Electric Company Project) Series
              1996, (AMBAC Insured, Bank of
              New York SBPA),
              4.000% 03/01/26**................        4,650
     500    Sabine River Authority, Texas PCR,
              (Texas Utilities Electric Company
              Project) Series 1995A, AMT,
              (Morgan Guaranty Trust LOC),
              4.100% 04/01/30**................          500
   8,000    Sulphur Springs, Texas IDR, (Hon
              Industries Inc., Project) Series
              1985, (Northern Trust Company
              LOC),
              3.950% 12/01/13**#...............        8,000
  30,000    Texas Municipal Gas Corporation Gas
              Reserves Revenue, Sr. Lien,
              Series 1998, (FSA Insured,
              Societe Generale SBPA),
              3.850% 01/15/23**................       30,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            TEXAS -- (CONTINUED)
$ 60,000    Texas State TRAN, Series 1999A,
              4.500% 08/31/00..................   $   60,192
   1,000    Trinity River, Texas Industrial
              Development Authority Revenue,
              (Toys R Us - Nytex Inc. Project)
              Series 1984, (Bankers Trust
              Company LOC),
              4.025% 11/01/14**#...............        1,000
                                                  ----------
                                                     178,622
                                                  ----------
            UTAH -- 0.9%
   9,900    Intermountain Power Agency,
              Municipal Trust Receipts, Utah
              Power Supply Revenue, Series
              1996CMC4, (FSA Insured, Chase
              Manhattan SBPA),
              3.950% 07/01/03**#(++)...........        9,900
   3,200    West Valley City, Utah Industrial
              Development Authority Revenue,
              (Johnson Matthey Inc. Project)
              Series 1987, (HSC Bank of USA
              LOC),
              3.950% 12/01/11**................        3,200
                                                  ----------
                                                      13,100
                                                  ----------
            VERMONT -- 1.2%
   7,455    Vermont Educational and Health
              Buildings Financing Agency
              Revenue, (Middlebury College
              Project) Series 1988A,
              3.850% 11/01/00**................        7,455
  10,300    Vermont Industrial Development
              Authority Revenue, (Ryegate Wood
              Energy Company Project) Series
              1990, AMT, (ABN AMRO Bank N.V.
              LOC),
              3.950% 12/01/15**................       10,300
                                                  ----------
                                                      17,755
                                                  ----------
            VIRGINIA -- 1.8%
   5,600      Albemarle County, Virginia
              Industrial Development Authority
              Health Services Revenue,
              (University of Virginia Health
              Services Foundation Project)
              Series 1996, (First Union
              National Bank LOC),
              3.900% 02/01/26**................        5,600
   6,825    Madison County, Virginia Industrial
              Development Authority Revenue,
              (Madison Wood Preservers Project)
              Series 1998, AMT, (Wachovia Bank
              of North Carolina LOC),
              4.050% 06/01/13**#...............        6,825

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
$ 13,080    Virginia Beach, Virginia
              Development Authority
              Multi-Family Housing Revenue,
              (Briawood Apartments) Series
              1999, (Merrill Lynch Guarantee,
              Merrill Lynch SBPA)
              4.110% 04/01/23**##(++)..........   $   13,080
   1,075    Winchester, Virginia Industrial
              Development Authority Revenue,
              (Midwesco Filter Resource, Inc.
              Project) Series 1995, (Harris
              Trust &
              Savings Bank LOC),
              4.200% 08/01/07**................        1,075
                                                  ----------
                                                      26,580
                                                  ----------
            WASHINGTON -- 0.2%
     700    Port of Skagit County, Washington
              Industrial Development
              Corporation Revenue, (Cascade
              Clear Water Company Project)
              Series 1995, AMT, (Key Bank N.A.
              LOC),
              4.200% 12/01/20**#...............          700
   2,000    Washington State Housing Finance
              Commission Single-Family Housing
              Revenue, Series 1999, (Bayerische
              Hypotheken GIC),
              3.800% 10/10/00**................        2,000
                                                  ----------
                                                       2,700
                                                  ----------
            WEST VIRGINIA -- 0.7%
     800    Ohio County, West Virginia IDR,
              (Ohio Valley - Clarksburg Drug
              Company Project) Series 1986,
              AMT, (PNC Bank of Ohio, N.A.
              LOC),
              4.100% 12/01/01**#...............          800
  10,000    Pleasants County, West Virginia
              County Commission IDR, (Simex,
              Inc. Building Project) Series
              1999, AMT, (PNC Bank N.A. LOC),
              4.100% 12/01/19**................       10,000
                                                  ----------
                                                      10,800
                                                  ----------
            WISCONSIN -- 3.7%
  13,500    Kenosha, Wisconsin Unified School
              District No. 001 TRAN, Series
              1999A, (Monumental Life GIC),
              4.150% 10/06/00..................
                                                      13,527
   8,000    Menomonee Falls, Wisconsin School
              District TRAN, Series 1999,
              4.200% 08/26/00..................        8,011
  11,000    Mequon and Thiensville GO,
              Wisconsin School District TRAN,
              Series 1999,
              4.200% 09/29/00..................       11,018
     880    Milwaukee, Wisconsin IDR, (Mandel
              Company Project) Series 1997,
              AMT, (US Bank, N.A. LOC),
              4.200% 04/01/07**................          880

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
$  4,300    Pleasant Prairie, Wisconsin IDR,
              (Nucon Corporation Project)
              Series 1995, AMT, (American
              National Bank & Trust Company
              LOC),
              4.000% 02/01/22**#...............   $    4,300
   3,750    Sun Prairie, Wisconsin Area School
              District TRAN, Series 1999,
              4.000% 08/23/00..................        3,755
  14,270    Wisconsin State Health and
              Educational Facilities Authority
              Revenue, (St. Luke's Medical
              Center Project) Series 1987,
              (First National Bank of Chicago
              LOC),
              3.950% 12/01/17**#...............       14,270
                                                  ----------
                                                      55,761
                                                  ----------
            WYOMING -- 0.1%
   1,200    Lincoln County, Wyoming PCR, (Exxon
              Project) Series 1984D,
              3.950% 11/01/14**................        1,200
                                                  ----------
            TOTAL MUNICIPAL
              BONDS AND NOTES
            (Cost $1,504,304)..................    1,504,304
                                                  ----------
 SHARES
 (000)
---------
            INVESTMENT COMPANIES -- 0.0%++
      50    AIM Tax-Exempt Fund................           50
      25    Federated Tax-Exempt Money Market
              Fund.............................           25
                                                  ----------
            TOTAL INVESTMENT COMPANIES
            (Cost $75).........................           75
                                                  ----------
            TOTAL INVESTMENTS
            (Cost $1,504,379*)..........   99.6%   1,504,379
                                                  ----------
            OTHER ASSETS AND
              LIABILITIES (NET).........    0.4%
            Cash...............................   $       46
            Receivable for Fund shares sold....        1,865
            Interest receivable................        9,197
            Receivable from investment
              advisor..........................            5
            Administration fee payable.........          (26)
            Shareholder servicing and
              distribution fees payable........         (376)
            Distributions payable..............       (4,299)
            Accrued Trustees'/Directors' fees
              and expenses.....................          (25)
            Accrued expenses and other
              liabilities......................         (164)
                                                  ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)................        6,223
                                                  ----------
            NET ASSETS..................  100.0%  $1,510,602
                                                  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

                                                    VALUE
                                                    (000)
------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Accumulated net realized loss on
              investments sold.................   $     (187)
            Paid-in capital....................    1,510,789
                                                  ----------
            NET ASSETS.........................   $1,510,602
                                                  ==========
            NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($172,693,421 / 172,886,304
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            TRUST CLASS SHARES:
            ($526,831,089 / 526,829,335
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            LIQUIDITY CLASS SHARES:
            ($89,049,862 / 89,049,744
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            ADVISER CLASS SHARES:
            ($77,511,378 / 77,569,295
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            INVESTOR CLASS SHARES:
            ($64,782,256 / 64,827,479
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            MARKET CLASS SHARES:
            ($148,999,851 / 149,000,010
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----


                                                    VALUE
------------------------------------------------------------
            DAILY CLASS SHARES:
            ($429,643,655 / 429,649,886
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            SERVICE CLASS SHARES:
            ($1,000,010 / 1,000,010
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----
            INVESTOR B SHARES:
            ($90,854 / 90,854
              shares outstanding)..............        $1.00
                                                       -----
                                                       -----

---------------

 * Aggregate cost for Federal tax purposes.

 ** Variable rate demand notes. The interest rate shown reflects the rate in effect at March 31, 2000. These securities are subject to demand features of either one, seven or thirty days.

 (++) Restricted security (Note 5).

 # Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

## Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 ++ Amount represents less than 0.1%.

Nations Municipal Reserves Fund had the following industry concentrations greater than 10% at March 31, 2000 (as a percentage of net assets):
   HealthCare Revenue                                                      18.3%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax Exempt Reserves Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.4%
            CALIFORNIA -- 93.9%
 $ 7,740    Alameda County, California Corridor
              Transportation Authority Revenue,
              Series 1999CMC-1,
              3.450% 04/01/07**##................   $    7,740
   1,685    Alameda County, California Industrial
              Development Authority Revenue,
              (Adeline Association Project)
              Series 1997A, AMT,
              3.400% 11/01/27**..................        1,685
   1,075    Alameda County, California Industrial
              Development Authority Revenue,
              (Plyproperties Project)
              Series 1997A, AMT,
              3.400% 05/01/27**..................        1,075
   1,800    Alameda County, California Industrial
              Development Authority Revenue,
              Series 1998, AMT,
              3.400% 03/01/28**..................        1,800
  10,000    Alameda County, California Public
              Financing Authority Revenue,
              (Alameda Point and Improvement
              Project) Series 1999A,
              3.200% 09/01/12**..................       10,000
   3,000    Anaheim, California Housing Authority
              Multi-Family Housing Revenue
              Refunding, (Park Vista Apartments)
              Series 1993A,
              3.300% 12/15/23**..................        3,000
   5,500    Anaheim, California Unified High
              School District Certificates of
              Participation, (School Faculty
              Bridging Funding Project) Series
              1999, (FSA Insured, First Union
              National Bank SBPA),
              3.250% 09/01/13**..................        5,500
   1,400    California Department of Water
              Resources, Water Revenue, Series 1,
              3.350% 06/07/00....................        1,400
   3,037    California Department of Water
              Resources, Water Revenue, Series 1,
              3.450% 07/13/00....................        3,037
  20,000    California GO,
              2.750% 04/10/00....................       20,000
  20,000    California GO,
              2.750% 05/11/00....................       20,000
  25,000    California GO,
              2.700% 05/17/00....................       25,000
  15,100    California GO,
              3.500% 04/01/04**(++)..............       15,100
  10,000    California GO,
              3.460% 02/01/06**##................       10,000
   8,380    California GO,
              3.460% 10/01/24**##................        8,380
  17,000    California Golden Empire Schools
              Financing Authority Lease Revenue,
              (Kern High School District Project)
              Series 1999, (Canadian Imperial
              Bank of Commerce LOC),
              3.200% 08/01/29**..................       17,000

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $10,995    California Health Facilities Finance
              Authority Revenue, Series
              1998CMC-6,
              3.450% 12/01/07**##................   $   10,995
   6,365    California Health Facilities Finance
              Authority Revenue, Series 1999,
              3.860% 12/01/25**##................        6,365
   3,250    California Health Facilities
              Financing Authority Revenue,
              (Adventist Health Systems Project)
              Series 1998A,
              3.450% 09/01/28**..................        3,250
   4,100    California Health Facilities
              Financing Authority Revenue,
              (Adventist Health Systems Project)
              Series 1998B,
              3.450% 09/01/28**..................        4,100
   5,050    California Health Facilities
              Financing Authority, Revenue
              Refunding, (St. Joseph Health
              Systems Project)
              Series 1985A,
              3.450% 07/01/12**..................        5,050
  11,950    California Housing Finance Agency
              Housing Revenue,
              3.610% 08/01/10**##................       11,950
   2,000    California Housing Finance Agency
              Multi-Unit Rental Housing Revenue,
              Series 1992A, (MBIA Insured),
              3.800% 08/01/07**..................        2,000
   3,145    California Housing Finance Agency
              Multi-Unit Rental Housing Revenue,
              Series 1992A, (MBIA Insured),
              3.800% 08/01/08**..................        3,145
   3,545    California Housing Finance Agency
              Revenue, Series 1993PA-58,
              3.360% 02/01/24**##................        3,545
  18,210    California Housing Finance Agency,
              (Single-Family Mortgage Program)
              Series 1999E-II, AMT,
              3.400% 08/01/00....................       18,210
  14,500    California Pollution Control
              Financing Authority PCR Refunding,
              (Pacific Gas and Electric
              Corporation Project)
              Series 1996B, AMT, (Rabobank
              Nederland LOC),
              3.250% 12/01/16**..................       14,500
  10,600    California Pollution Control
              Financing Authority PCR Refunding,
              (Pacific Gas and Electric
              Corporation Project)
              Series 1996F, (Banque Nationale de
              Paris LOC),
              3.450% 11/01/26**..................       10,600
   2,100    California Pollution Control
              Financing Authority PCR Refunding,
              (Pacific Gas and Electric
              Corporation Project)
              Series 1997A, (Toronto Dominion
              Bank LOC),
              3.450% 12/01/18**..................        2,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax Exempt Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 8,700    California Pollution Control
              Financing Authority PCR Refunding,
              (Pacific Gas and Electric
              Corporation Project)
              Series 1997B, AMT, (Deutsche Bank
              A.G. LOC),
              3.400% 11/01/26**..................   $    8,700
  91,600    California Pollution Control
              Financing Authority PCR Refunding,
              (Pacific Gas and Electric
              Corporation Project)
              Series 1997C, AMT, (KBC Bank N.V.
              LOC),
              3.500% 11/01/26**..................       91,600
   7,000    California Pollution Control
              Financing Authority PCR, (Southern
              California Edison Company Project)
              Series 1985B,
              3.150% 03/01/08**..................        7,000
   4,200    California Pollution Control
              Financing Authority PCR, (Southern
              California Edison Company Project)
              Series 1985B,
              3.350% 03/01/08**..................        4,200
  15,100    California Pollution Control
              Financing Authority PCR, (Southern
              California Edison Company Project)
              Series 1985B,
              3.400% 03/01/08**..................       15,100
  20,000    California Pollution Control
              Financing Authority PCR, (Southern
              California Edison Company Project)
              Series 1985C,
              3.100% 03/01/08**..................       20,000
   3,500    California Pollution Control
              Financing Authority PCR, (Southern
              California Edison Company Project)
              Series 1985C,
              3.100% 03/01/08**..................        3,500
  13,350    California Pollution Control
              Financing Authority PCR, (Southern
              California Edison Project) Series
              1985D,
              3.250% 03/01/08**..................       13,350
  24,000    California Pollution Control
              Financing Authority Resource
              Recovery Revenue, (Atlantic
              Richfield Company Project) Series
              1994A,
              3.400% 12/01/24**..................       24,000
   1,800    California Pollution Control
              Financing Authority Solid Waste
              Disposal Revenue, (Santa Clara
              Valley Industries Project) Series
              1998A, AMT,
              3.400% 03/01/18**..................        1,800
   3,600    California Pollution Control
              Financing Authority, PCR Refunding,
              (Pacific Gas and Electric
              Corporation Project)
              Series 1996A, AMT, (UBS AG LOC),
              3.250% 12/01/16**..................        3,600

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $19,970    California Pollution Control
              Financing Authority, PCR Refunding,
              (Pacific Gas and Electric
              Corporation Project)
              Series 1996G,
              3.400% 02/01/16**..................   $   19,970
   3,000    California Pollution Control
              Financing Authority, PCR Refunding,
              (Shell Oil Company Project) Series
              1991A,
              3.400% 10/01/09**..................        3,000
   5,700    California Pollution Control
              Financing Authority, PCR Refunding,
              (Shell Oil Company Project) Series
              1991C,
              3.400% 11/01/00**..................        5,700
   3,790    California Pollution Control
              Financing Authority, PCR, (Chevron
              USA, Inc. Project) Series 1984,
              3.100% 05/15/02**..................        3,790
   1,000    California Pollution Control
              Financing Authority, PCR, (Pacific
              Gas & Electric Corporation Project)
              Series 1996, (Morgan Guaranty Trust
              LOC),
              3.650% 11/01/26**..................        1,000
   3,875    California Pollution Control
              Financing Authority, Resource
              Recovery PCR, (Delano Project)
              Series 1990, AMT, (ABN-AMRO Bank
              N.V. LOC),
              3.500% 08/01/19**..................        3,875
   2,400    California Pollution Control
              Financing Authority, Resource
              Recovery PCR, (Delano Project)
              Series 1990, AMT, (ABN-AMRO Bank
              N.V. LOC),
              3.500% 08/01/19**..................        2,400
   5,200    California Pollution Control
              Financing Authority, Resource
              Recovery PCR, (Delano Project)
              Series 1991, AMT,
              3.500% 08/01/19**..................        5,200
  17,270    California State Department of Water
              Resources,
              3.460% 12/01/29**..................       17,270
   1,100    California State Economic Development
              Financing Authority IDR, (Calco LLC
              Project) Series 1997, (Wells Fargo
              Bank N.A. LOC),
              3.350% 04/01/27**..................        1,100
   1,950    California State Economic Development
              Financing Authority IDR, (Volk
              Enterprises, Inc. Project) Series
              1996, (Harris Trust & Savings Bank
              LOC),
              3.200% 06/01/21**..................        1,950
   8,385    California State Floating Rate
              Receipts,
              Series 1997SG-95,
              3.360% 09/01/16**##................        8,385
  35,000    California State GO, Floating Rate
              Receipts, Series 1998PT-1072,
              3.360% 02/01/21**..................       35,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax Exempt Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 3,975    California State GO, Municipal Trust
              Receipts, Series 1996SGB-7, (FGIC-
              TCRS Insured),
              3.460% 09/01/21**##................   $    3,975
  15,950    California State GO, Municipal Trust
              Receipts, Series 1997SGA-54, (AMBAC
              Insured, Societe Generale SBPA),
              3.530% 06/01/21**##................       15,950
   2,300    California Statewide Communities
              Development Authority Certificates
              of Participation, (University
              Retirement Community at Davis
              Project)
              Series 1998, (Bank of Scotland
              LOC),
              3.450% 11/15/28**..................        2,300
   1,000    California Statewide Communities
              Development Authority Lease
              Revenue, Floating Rate Receipts,
              Series 1999PA-457,
              3.610% 10/01/33**(++)..............        1,000
   4,600    California Statewide Communities
              Development Authority Multi-Family
              Housing Revenue, (Pittsburg Plaza
              Apartments) Series 1997K, AMT,
              3.250% 09/01/27**..................        4,600
   1,000    California Statewide Communities
              Development Authority Multi-Family
              Revenue, (Greenback Manor
              Apartments Project)
              Series 1998A, AMT,
              3.250% 02/01/28**..................        1,000
   6,240    California Statewide Communities
              Development Authority Multi-Family
              Revenue, Floating Rate Receipt,
              Series 1999PT-1161,
              3.610% 12/01/41**##................        6,240
   2,500    California Statewide Communities
              Development Authority Revenue
              Certificates of Participation, (St.
              Joseph Health Systems Project)
              Series 1993,
              3.200% 07/01/08**..................        2,500
   8,000    California Statewide Communities
              Development Authority Solid Waste
              Facilities Revenue, (Chevron USA
              Inc. Project) Series 1994, AMT,
              (GTY-AGMT, Chevron Corporation),
              3.400% 12/15/24**..................        8,000
  25,940    California Statewide Communities
              Development Authority Special
              Facilities Revenue, Series 1999,
              3.610% 10/01/34**(++)..............       25,940
   2,120    California Statewide Communities
              Development Authority,
              5.400% 10/01/00....................        2,137

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 7,000    California Statewide Communities
              Development Authority, Certificates
              of Participation, (St. Joseph's
              Health Systems Project) Series
              1994,
              3.450% 07/01/24**..................   $    7,000
     900    California Statewide Communities
              Development Authority, Certificates
              of Participation, (Sutter Health
              Obligation Group Project) Series
              1995,
              3.400% 07/01/15**..................          900
   7,800    California, Health Facilities
              Financing Authority, Revenue, (St.
              Joseph's Health Systems Project),
              Series 1991B,
              3.450% 07/01/09**..................        7,800
   2,000    California, Health Facilities
              Financing Authority, Revenue, (St.
              Joseph's Healthcare Systems
              Project)
              Series 1985B,
              3.450% 07/01/13**..................        2,000
   1,800    Camarillo, California Multi-Family
              Housing Revenue, (Ponderosa Senior
              Housing-Heritage Park)
              Series 1989A, AMT, (FNMA Collateral
              Agreement),
              3.250% 07/15/19**..................        1,800
  25,420    Castaic Lake, California Water Agency
              Certificates of Participation,
              (Water Systems Improvement Project)
              Series 1990,
              7.350% 08/01/00....................       26,241
  21,000    Chula Vista, California IDR, (San
              Diego Gas & Electric Company
              Project)
              Series 1992C, AMT,
              3.300% 08/08/00**..................       21,000
   3,300    Chula Vista, California IDR, (San
              Diego Gas and Electric Company
              Project)
              Series 1996B, AMT,
              3.750% 12/01/21**..................        3,300
   3,000    Chula Vista, California Industrial
              Development Revenue,
              Series 1992C, AMT,
              3.050% 12/01/27**..................        3,000
   7,040    Chula Vista, California Multi-Family
              Housing Revenue, (Terra Nova
              Project) Series 1992A, (Dresdner
              Bank AG LOC),
              3.150% 03/01/05**..................        7,040
   8,230    Contra Costa County, California
              Multi-Family Housing Revenue,
              Series 1999,
              3.610% 12/01/41**##................        8,230
   3,020    Duarte, California Certificates of
              Participation, (Hope National
              Medical Center Project) Series
              1993,
              5.500% 04/01/00....................        3,020

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax Exempt Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 4,185    Eastern Municipal Water District,
              California Water and Sewer Revenue
              Certificates of Participation,
              Series 1993B, (FGIC Insured),
              3.150% 07/01/20**..................   $    4,185
   9,665    Fremont, California Multi-Family
              Housing Revenue, (Mission Wells
              Project) Series 1985E,
              3.250% 09/01/14**..................        9,665
  15,800    Hayward, California Multi-Family
              Housing Revenue, (Shorewood
              Project) Series 1984A, (FGIC
              Insured),
              3.150% 08/01/14**..................       15,800
   4,760    Indio, California Multi-Family
              Housing Revenue, (Western Federal
              Savings Project) Series 1985,
              (Wells Fargo and Company LOC),
              3.300% 06/01/05**..................        4,760
   1,800    Irvine Ranch, California Water
              District Revenue, Series 1985,
              3.400% 10/01/05**..................        1,800
   1,800    Irvine Ranch, California Water
              District Revenue, Series 1985,
              (Landesbank Hessen-Thueringen LOC),
              3.400% 10/01/10**..................        1,800
   3,500    Irvine Ranch, California Water
              District Revenue, Series 1991,
              3.400% 08/01/16**..................        3,500
  15,000    Irvine Ranch, California, Water
              District, GO, (Capital Improvement
              District Project) Series 1989,
              3.600% 06/01/15**..................       15,000
   3,300    Irvine, California Revenue
              Improvement Bond Act of 1915,
              (Assessment District No. 87-8
              Project) Series 1999,
              3.400% 09/02/24**..................        3,300
   1,200    Irvine, California Special Assessment
              Improvement Bond Act 1915,
              (Assessment District No. 89
              Project)
              Series 1990-10, (National
              Westminster LOC),
              3.400% 09/02/15**..................        1,200
  13,000    Long Beach, California GO,
              3.610% 05/15/15**##................       13,000
  18,400    Long Beach, California Harbor
              Revenue,
              Series 1994A, AMT,
              3.450% 03/04/23**..................       18,400
   9,995    Long Beach, California Revenue,
              Municipal Securities Trust
              Receipts,
              Series 1998CMC-1,
              3.550% 05/15/07**##................        9,995
  10,060    Los Angeles County, California
              Capital Asset Lease Corporation,
              Revenue,
              3.200% 06/05/00**..................       10,060
  18,250    Los Angeles County, California
              Certificates of Participation,
              (Schools Pooled Financing Program)
              Series 1999A, (FSA Insured),
              4.000% 06/30/00....................       18,288

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 5,500    Los Angeles County, California
              Metropolitan Transportation
              Authority Revenue, Series
              1996SGB-3, (FSA Insured),
              3.460% 07/01/16**##................   $    5,500
   2,100    Los Angeles County, California
              Metropolitan Transportation
              Authority Sales Tax Revenue, Series
              1996-54,
              3.360% 07/01/17**##................        2,100
  13,355    Los Angeles County, California
              Metropolitan Transportation
              Authority Sales Tax Revenue,
              Series 1998CMC-2,
              3.450% 07/01/07**##................       13,355
   8,700    Los Angeles County, California
              Pension Obligation Revenue
              Refunding,
              Series 1996B, (AMBAC Insured, Dexia
              Credit Local de France SPA),
              3.190% 06/30/07**..................        8,700
   5,400    Los Angeles County, California
              Pension Obligation Revenue
              Refunding,
              Series 1996C, (AMBAC Insured, Bank
              of Nova Scotia SPA),
              3.150% 06/30/07**..................        5,400
   8,900    Los Angeles County, California
              Transportation Commission Sales Tax
              Revenue Refunding, Series 1992A,
              (FGIC Insured, Bayerische
              Landesbank SPA),
              3.150% 07/01/12**..................        8,900
  50,000    Los Angeles, California Department of
              Water and Power, Electric Plant
              Revenue, Series 2000B-2,
              3.300% 02/01/10**..................       50,000
  15,000    Los Angeles, California Department of
              Water and Power, Electric Plant
              Revenue, Series 2000E-2,
              3.200% 02/01/10**..................       15,000
   8,000    Los Angeles, California GO TRAN,
              Series 1999,
              4.000% 06/30/00....................        8,013
  20,000    Los Angeles, California GO TRAN,
              Series 1999,
              4.000% 06/30/00....................       20,031
   2,000    Los Angeles, California Industrial
              Development Authority IDR, (Delta
              Tau Data Systems, Inc. Project)
              Series 1998, AMT,
              3.400% 08/01/23**..................        2,000
  17,700    Los Angeles, California Multi-Family
              Housing Revenue, (Fountain Park
              Project) Series 1999P, AMT,
              3.300% 04/15/33**..................       17,700
  19,200    Los Angeles, California Unified
              School District Certificates of
              Participation, (Belmont Learning
              Complex Project)
              Series 1997A, (Commerzbank A.G.
              LOC),
              3.200% 12/01/17**..................       19,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax Exempt Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 2,000    Los Angeles, California Wastewater
              Systems Revenue, Series 1990B,
              Prerefunded,
              7.150% 06/01/00....................   $    2,053
  21,000    Metropolitan Water District of
              Southern California Waterworks
              Revenue Refunding, Series 1996A,
              (AMBAC Insured),
              3.150% 06/01/23**..................       21,000
   4,750    Metropolitan Water District of
              Southern California Waterworks
              Revenue,
              Series 1999,
              3.360% 01/01/18**##................        4,750
   3,800    Monterey County, California Financing
              Authority Revenue, (Reclamation and
              Distribution Projects) Series 1995,
              (Dexia Credit Local de France LOC),
              3.200% 09/01/36**..................        3,800
  16,500    Mountain View, California
              Multi-Family Housing Revenue,
              (Mariposa Project)
              Series 1985A, (FGIC Insured),
              3.150% 03/01/17**..................       16,500
  25,000    Newport Beach, California Revenue,
              (Hoag Memorial Hospital Project)
              Series 1999B,
              3.150% 12/01/29**..................       25,000
  12,400    Orange County, California Apartment
              Development Revenue Refunding,
              (Aliso Creek Project) Series 1992B,
              3.200% 11/01/22**..................       12,400
  11,800    Orange County, California Apartment
              Development Revenue Refunding,
              (Bluffs Apartments Project)
              Series 1999C,
              3.250% 12/01/29**..................       11,800
  31,000    Orange County, California Apartment
              Development Revenue, (Bear Brand
              Apartments Project) Series 1985Z,
              (KBC Bank N.V. LOC),
              3.200% 11/01/07**..................       31,000
  20,000    Orange County, California Housing
              Authority Apartment Development
              Revenue Refunding, (Oasis
              Martinique Project) Series 1998I,
              (FNMA Collateral Agreement),
              3.300% 06/15/28**..................       20,000
   3,000    Orange County, California Sanitation
              Districts Certificates of
              Participation,
              Series 1992C, (FGIC Insured),
              3.450% 08/01/17**..................        3,000
   4,200    Orange County, California Special
              Assessment Improvement Bond,
              (Assessment District No. 88
              Project)
              Series 1988-1, (Societe Generale
              LOC),
              3.450% 09/02/18**..................        4,200

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 1,250    Paramount, California Unified School
              District Certificates of
              Participation, (School Facilities
              Bridge Funding Project) Series
              1997,
              3.250% 09/01/08**..................   $    1,250
   1,925    Paramount, California Unified School
              District Certificates of
              Participation, (School Facilities
              Bridge Funding Project) Series
              1997,
              3.250% 09/01/15**..................        1,925
   1,940    Paramount, California Unified School
              District Certificates of
              Participation, (School Facilities
              Bridge Funding Project) Series
              1997,
              3.250% 09/01/27**..................        1,940
     455    Pomona, California Public Financing
              Authority Revenue, (Water
              Facilities Project) Series 1999AA,
              (FSA Insured),
              3.500% 05/01/00....................          455
   4,200    Rancho, California Water District
              Financing Authority Revenue,
              Series 1998A, (FGIC Insured),
              3.150% 08/15/29**..................        4,200
  10,000    Regents of the University of
              California
              3.350% 06/08/00....................       10,000
   7,848    Riverside County, California
              Certificates of Participation,
              (Riverside County Public Facilities
              Project) Series 1985B,
              3.150% 12/01/15**..................        7,848
   9,400    Riverside County, California
              Community Facilities District
              Special Tax Revenue Refunding,
              Series 1997, (KBC Bank N.V. LOC),
              3.200% 09/01/14**..................        9,400
   2,025    Riverside County, California
              Industrial Development Authority
              IDR, (Merrick Engineering, Inc.
              Project) Series 1997, AMT, (Wells
              Fargo Bank N.A. LOC),
              3.350% 03/01/27**..................        2,025
  11,500    Riverside County, California Special
              Tax Refunding, (Community
              Facilities District No. 89 Project)
              Series 1998-5, (AMBAC Insured),
              3.250% 09/01/28**..................       11,500
   1,325    Riverside County, California Teeter
              Obligation Notes,
              3.000% 05/22/00....................        1,325
   6,800    Riverside, California Electric
              Revenue,
              Series 1998, (AMBAC Insured),
              3.450% 10/01/11**##................        6,800
   6,800    Sacramento County, California Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Peter P.
              Bollinger Investment Company,
              Ashford Project) Series 1996D,
              (FNMA Collateral Agreement),
              3.150% 07/15/29**..................        6,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax Exempt Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 4,500    Sacramento County, California Housing
              Authority Multi-Family Housing
              Revenue, (California Place
              Apartments Project) Series 1997B,
              AMT, (Bank One Arizona, N.A. LOC),
              3.350% 05/01/27**..................   $    4,500
   5,100    Sacramento County, California Multi-
              Family Housing Revenue,
              Series 1985B, (Bank One Arizona,
              N.A. LOC), 3.250% 04/15/07**.......        5,100
   4,713    Sacramento Municipal Utilities
              District, California,
              3.200% 07/27/00**..................        4,713
   7,000    Sacramento Municipal Utilities
              District, California, Series 1,
              3.250% 04/04/00....................        7,000
  16,000    Sacramento, Municipal Utilities
              District, California,
              3.050% 06/09/00....................       16,000
   2,500    San Bernardino County, California
              Certificates of Participation,
              Series 1995, Prerefunded,
              3.360% 08/01/28**##................        2,500
  15,000    San Bernardino County, California GO
              TRAN, Series 1999,
              3.750% 09/29/00....................       15,027
   8,000    San Diego County, California GO TRAN,
              Series 1999,
              5.000% 09/29/00....................        8,062
   5,000    San Diego County, California Teeter
              Obligation Notes,
              3.450% 07/13/00....................        5,000
  13,885    San Diego, California Area Local
              Government Certificates of
              Participation TRAN, Series 1999A,
              4.000% 06/30/00....................       13,912
   7,750    San Diego, California Area Local
              Government Certificates of
              Participation,
              4.500% 09/29/00....................        7,777
   5,000    San Diego, California GO, TAN,
              Series 1999A,
              4.250% 09/29/00....................        5,021
  10,200    San Diego, California Industrial
              Development Authority Revenue, (San
              Diego Gas and Electric Project)
              Series A,
              3.000% 09/01/20**..................       10,200
  14,300    San Francisco City and County,
              California Airport Commission
              International Airport Revenue,
              Municipal Trust Receipts, Series
              1997SGA-50, AMT, (MBIA Insured),
              3.530% 05/01/16**##................       14,300
   5,345    San Francisco City and County,
              California Airport Commission
              International Airport Revenue,
              Series 1996,
              3.360% 05/01/21**##................        5,345

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 9,775    San Francisco City and County,
              California Airport Commission
              International Airport Revenue,
              Series 1997,
              3.360% 05/01/20**##................   $    9,775
  30,700    San Francisco City and County,
              California Redevelopment Agency
              Multi-Family Housing Revenue, (3rd
              and Mission Street Project) Series
              1999C, (Bayerische Hypo-Und
              Vereinsbank LOC),
              3.200% 07/01/34**..................       30,700
   6,735    San Francisco, California Airport
              Subordinate Certificates of
              Participation, Series A, AMT,
              3.350% 07/25/00....................        6,735
   5,500    San Francisco, California Bay Area
              Rapid Transit Finance Authority,
              3.200% 06/15/00....................        5,500
   3,500    San Francisco, California Bay Area
              Rapid Transit Finance Authority,
              Series A,
              3.200% 04/04/00....................        3,500
   1,000    San Francisco, California Bay Area
              Transit Finance Authority
              Corporation,
              Series A,
              3.150% 06/13/00....................        1,000
  10,425    San Leandro, California Multi-Family
              Housing Revenue, (Parkside Project)
              Series 1989A, (FNMA Collateral
              Agreement),
              3.200% 07/15/18**..................       10,425
   3,000    Santa Ana, California Health
              Facilities Revenue, (Town and
              Country Project)
              Series 1990, (Banque Nationale de
              Paris LOC),
              3.450% 10/01/20**..................        3,000
  16,405    Santa Clara, California Electric
              Revenue,
              Series 1985A,
              3.300% 07/01/10**..................       16,405
  13,700    Simi Valley, California Community
              Development Agency Multi-Family
              Housing Revenue, Series 1985A,
              3.150% 05/01/10**..................       13,700
  55,000    South Coast, California Local
              Education Agencies GO TRAN, Series
              1999, (MBIA Insured),
              4.000% 06/30/00....................       55,089
   7,800    Southern California Metropolitan
              Water District,
              3.300% 04/05/00....................        7,800
   5,000    Southern California Metropolitan
              Water District,
              2.800% 04/06/00....................        5,000
  20,300    Southern California Metropolitan
              Water District,
              3.550% 04/10/00....................       20,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax Exempt Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 2,000    Southern California Metropolitan
              Water District,
              3.300% 05/02/00....................   $    2,000
  20,000    Southern California Metropolitan
              Water District,
              3.300% 05/03/00....................       20,000
   8,300    Southern California Metropolitan
              Water District,
              3.200% 07/11/00....................        8,300
  26,670    Southern California Public Power
              Authority Revenue Refunding, (Palo
              Verde Project) Series 1996C, (AMBAC
              Insured),
              3.150% 07/01/17**..................       26,670
   4,030    Southern Kern, California Unified
              School District Certificates of
              Participation, (Building Program)
              Series 1998A, (FSA Insured),
              3.200% 09/01/26**..................        4,030
  11,300    University of California Revenue,
              Series 1998PT-1057,
              3.360% 09/01/19**##................       11,300
   3,700    University of California Revenue,
              Series 1999,
              3.360% 09/01/16**##................        3,700
   1,950    Western Riverside County, California
              Regional Wastewater Authority,
              Revenue, Series 1996,
              3.400% 04/01/28**..................        1,950
                                                    ----------
                                                     1,631,949
                                                    ----------
            PUERTO RICO -- 5.5%
  12,300    Puerto Rico Commonwealth Government
              Development Board, Revenue
              Refunding, Series 1985, (MBIA
              Insured),
              3.150% 12/01/15**..................       12,300
  10,995    Puerto Rico Commonwealth
              Infrastructure Financing Authority
              Special Municipal Security Trust
              Receipts, Series 1998CMC-3,
              3.600% 07/01/12**##................       10,995

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            PUERTO RICO -- (CONTINUED)
 $ 6,000    Puerto Rico Government Development
              Bond,
              3.300% 04/11/00....................   $    6,000
  20,843    Puerto Rico Government Development
              Bond,
              3.300% 04/12/00....................       20,843
  35,000    Puerto Rico Government Development
              Bond,
              3.250% 04/13/00....................       35,000
  11,200    Puerto Rico Government Development
              Bond,
              3.200% 05/10/00....................       11,200
                                                    ----------
                                                        96,338
                                                    ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $1,728,287)..................    1,728,287
                                                    ----------
            TOTAL INVESTMENTS
              (Cost $1,728,287*)..........   99.4%   1,728,287
                                                    ----------
            OTHER ASSETS AND
              LIABILITIES (NET)...........    0.6%
            Cash.................................   $       11
            Receivable for Fund shares sold......        2,913
            Interest receivable..................       12,437
            Investment advisory fee payable......         (141)
            Shareholder servicing and
              distribution fees payable..........         (611)
            Distributions payable................       (3,844)
            Accrued Trustees'/Directors' fees and
              expenses...........................          (15)
            Accrued expenses and other
              liabilities........................         (151)
                                                    ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)..................       10,599
                                                    ----------
            NET ASSETS....................  100.0%  $1,738,886
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax Exempt Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

                                                      VALUE
                                                      (000)
--------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income.............................   $       60
            Accumulated net realized loss on
              investments sold...................         (142)
            Paid-in capital......................    1,738,968
                                                    ----------
            NET ASSETS...........................   $1,738,886
                                                    ==========
            NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
            TRUST CLASS SHARES:
            ($394,837,444 / 394,855,937 shares
              outstanding).......................        $1.00
                                                         -----
                                                         -----
            ADVISER CLASS SHARES:
            ($360,319,134 / 360,375,728 shares
              outstanding).......................        $1.00
                                                         -----
                                                         -----
            INVESTOR CLASS SHARES:
            ($284,040,489 / 284,077,108 shares
              outstanding).......................        $1.00
                                                         -----
                                                         -----
            DAILY CLASS SHARES:
            ($699,688,698 / 699,722,290 shares
              outstanding).......................        $1.00
                                                         -----
                                                         -----

---------------

 * Aggregate cost for Federal tax purposes.

 ** Variable rate demand notes. The interest rate shown reflects the rate in effect at March 31, 2000. These securities are subject to demand features of either one, seven or thirty days.

 (++) Restricted security (Note 5).

## Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations California Tax-Exempt Reserves Fund had the following industry concentrations greater than 10% at March 31, 2000 (as a percentage of net assets):

   Multi-family housing revenue                                            15.0%
   Pollution control revenue                                               13.2%
   Public facilities revenue                                               12.7%
   Power revenue                                                           10.4%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

ABBREVIATIONS:

AMBAC            American Municipal Bond Assurance
                   Corporation
AMT              Alternative Minimum Tax
BAN              Bond Anticipation Note
CFC              Cooperative Finance Corporation
FGIC             Financial Guaranty Insurance Corporation
FGIC-TCRS        Financial Guaranty Insurance Corporation --
                   Transferable Custodial Receipts
FNMA             Federal National Mortgage Association
FSA              Financial Security Assurance
GO               General Obligation
GTD STD LNS      Guaranteed Student Loans
GTY-AGMT         Guarantee Agreement
IDR              Industrial Development Revenue
LOC              Letter of Credit
MBIA             Municipal Bond Insurance Association
PCR              Pollution Control Revenue
SBPA             Standby Bond Purchase Agreement
SLMA             Student Loan Marketing Association
TAN              Tax Anticipation Note
TRAN             Tax and Revenue Anticipation Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     This page is intentionally left blank.

NATIONS RESERVES MONEY MARKET FUNDS
  STATEMENTS OF OPERATIONS
For the period ended March 31, 2000

                                                                     CASH                    MONEY MARKET
                                                                   RESERVES                    RESERVES
                                                                -----------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $    1,504,149              $      186,050
                                                                --------------              --------------
EXPENSES:
Investment advisory fee.....................................            41,917                       5,119
Administration fee..........................................            26,796                       3,220
Transfer agent fees.........................................               517                          78
Custodian fees..............................................             1,572                         215
Trustees' fees and expenses.................................                25                          25
Registration and filing fees................................             4,009                       1,457
Legal and audit fees........................................               430                         139
Interest expense............................................               321                          89
Other.......................................................               908                         419
                                                                --------------              --------------
    Subtotal................................................            76,495                      10,761
Shareholder servicing and distribution fees:
  Trust Class Shares........................................             1,455                          --
  Liquidity Class Shares....................................            14,352                       1,126
  Adviser Class Shares......................................             9,604                         361
  Investor Class Shares.....................................            11,330                          --
  Market Class Shares.......................................             9,993                       3,907
  Daily Class Shares........................................            38,074                          19
  Service Class Shares......................................             3,210                         128
  Investor B Shares.........................................                35                           6
  Investor C Shares.........................................                 2                          --*
Special management fees (Investor Shares)...................                --                          --
                                                                --------------              --------------
    Total expenses..........................................           164,550                      16,308
Fees waived by investment advisor, administrator and/or
  distributor...............................................           (34,106)                     (5,140)
Fees reduced by credits allowed by the custodian............              (117)                        (16)
                                                                --------------              --------------
    Net expenses............................................           130,327                      11,152
                                                                --------------              --------------
NET INVESTMENT INCOME.......................................         1,373,822                     174,898
                                                                --------------              --------------
Net realized gain/(loss) on investments.....................                --*                         37
                                                                --------------              --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $    1,373,822              $      174,935
                                                                ==============              ==============

---------------

  * Amount represents less than $500.

 (a) Represents financial information for the Pacific Horizon California Tax-Exempt Money Market Fund, which was reorganized into California Tax Exempt Reserves on May 14, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                          CALIFORNIA TAX EXEMPT RESERVES
                                                       ------------------------------------
                                                        FOR THE PERIOD     FOR THE PERIOD
       TREASURY        GOVERNMENT       MUNICIPAL      MAY 15, 1999 TO    MARCH 1, 1999 TO
       RESERVES         RESERVES         RESERVES       MARCH 31, 2000     MAY 14, 1999(A)
-------------------------------------------------------------------------------------------
    $      315,610   $       91,388   $       45,647   $         46,569   $           9,732
    --------------   --------------   --------------   ----------------   -----------------
             9,456            2,674            2,034              2,236                 324
             5,969            1,686            1,307              1,503                 324
                82               28               23                 23                  --
               368              115               78                 85                  63
                25               25               25                 25                  17
               580              194              207                 86                  49
               134              109              100                 67                  19
                26                2               --                 --                  --
               146               66              113                367                  83
    --------------   --------------   --------------   ----------------   -----------------
            16,786            4,899            3,887              4,392                 879
               514              105              447                311                  --
             2,767              947              923                 --                  --
             3,627              960              222                807                 348
             1,276              503              254              1,139                  --
             6,287            1,641              686                 --                  --
             3,734              793            1,610              3,039                 717
             1,263               30                4                 --                  --
                --*              --*              --*                --                  --
                --                1               --                 --                  --
                --               --               --                 --                 385
    --------------   --------------   --------------   ----------------   -----------------
            36,254            9,879            8,033              9,688               2,329
            (7,097)          (2,295)          (2,029)            (1,235)               (385)
                (7)             (10)              --                 --                  --
    --------------   --------------   --------------   ----------------   -----------------
            29,150            7,574            6,004              8,453               1,944
    --------------   --------------   --------------   ----------------   -----------------
           286,460           83,814           39,643             38,116               7,788
    --------------   --------------   --------------   ----------------   -----------------
                 2               (2)               5                (83)                 --
    --------------   --------------   --------------   ----------------   -----------------
    $      286,462   $       83,812   $       39,648   $         38,033   $           7,788
    ==============   ==============   ==============   ================   =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   CASH RESERVES
                                                                ------------------------------------------------
                                                                  YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                                   3/31/00           3/31/99(A)          4/30/98
                                                                ------------------------------------------------
(IN THOUSANDS)
Net investment income.......................................    $    1,373,822     $      342,035     $      204,354
Net realized gain/(loss) on investments.....................                --*               (17)                30
                                                                --------------     --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................         1,373,822            342,018            204,384
Distributions to shareholders from net investment income:
  Capital Class Shares......................................          (414,318)          (192,707)          (122,110)
  Trust Class Shares........................................           (76,641)                --                 --
  Liquidity Class Shares....................................           (87,223)           (62,927)           (29,597)
  Adviser Class Shares......................................          (197,413)           (35,908)           (27,433)
  Investor Class Shares.....................................          (165,797)                --                 --
  Market Class Shares.......................................          (109,461)           (50,493)           (25,214)
  Daily Class Shares........................................          (308,509)                --                 --
  Service Class Shares......................................           (14,305)                --                 --
  Investor B Shares.........................................              (147)                --                 --
  Investor C Shares.........................................                (8)                --                 --
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions..........................        28,501,193          2,678,152          2,796,684
                                                                --------------     --------------     --------------
Net increase/(decrease) in net assets.......................        28,501,193          2,678,135          2,796,714
NET ASSETS:
Beginning of period.........................................         8,159,483          5,481,348          2,684,634
                                                                --------------     --------------     --------------
End of period...............................................    $   36,660,676     $    8,159,483     $    5,481,348
                                                                ==============     ==============     ==============
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................    $           27     $           27     $           --
                                                                ==============     ==============     ==============

---------------

  * Amount represents less than $500.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. The numbers reflected are for the period May 1, 1998 through March 31, 1999.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 15. The numbers reflected are for the period May 16, 1998 through March 31, 1999.

 (c) Represents financial information for the period December 1, 1997 to May 15, 1998 for The Emerald Prime Advantage Institutional Fund, which was reorganized into Money Market Reserves on May 22, 1998. Certain amounts have been reclassified to conform to the current period's presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

               MONEY MARKET RESERVES
                                                                      TREASURY RESERVES
----------------------------------------------------   ------------------------------------------------
      YEAR ENDED      PERIOD ENDED     PERIOD ENDED      YEAR ENDED      PERIOD ENDED      YEAR ENDED
       3/31/00         3/31/99(B)       5/15/98(C)        3/31/00         3/31/99(A)        4/30/98
-------------------------------------------------------------------------------------------------------
    $      174,898   $       32,383   $        3,563   $      286,460   $       89,136   $       49,848
                37                1               --                2               (2)              --
    --------------   --------------   --------------   --------------   --------------   --------------
           174,935           32,384            3,563          286,462           89,134           49,848
          (116,028)         (11,499)          (3,563)         (60,453)         (23,600)         (13,736)
                --*              --               --          (25,621)              --               --
            (7,507)             (38)              --          (15,194)         (16,510)         (13,290)
            (8,010)            (220)              --          (69,878)         (13,783)         (12,530)
                --*              --               --          (17,605)              --               --
           (42,564)         (20,626)              --          (64,280)         (35,243)         (10,292)
              (154)              --               --          (28,194)              --               --
              (609)              --               --           (5,233)              --               --
               (26)              --               --               (2)              --               --
                --*              --               --               --               --               --
         5,195,291        1,358,049          (59,028)       3,333,918        1,724,192          649,521
    --------------   --------------   --------------   --------------   --------------   --------------
         5,195,328        1,358,050          (59,028)       3,333,920        1,724,190          649,521
         1,476,930          118,880          177,908        3,201,913        1,477,723          828,202
    --------------   --------------   --------------   --------------   --------------   --------------
    $    6,672,258   $    1,476,930   $      118,880   $    6,535,833   $    3,201,913   $    1,477,723
==================   ==============   ==============   ==============   ==============   ==============
    $            4   $            4   $            4   $           --   $           --   $           --
==================   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                               GOVERNMENT RESERVES
                                                                 -----------------------------------------------
                                                                  YEAR ENDED       PERIOD ENDED       YEAR ENDED
                                                                   3/31/00          3/31/99(A)         4/30/98
                                                                 -----------------------------------------------
(IN THOUSANDS)
Net investment income.......................................    $       83,814    $       27,860    $       24,685
Net realized gain/(loss) on investments.....................                (2)                2                --
                                                                --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations................................................            83,812            27,862            24,685
Distributions to shareholders from net investment income:
  Capital Class Shares......................................           (23,268)           (8,013)           (9,042)
  Trust Class Shares........................................            (5,300)               --                --
  Liquidity Class Shares....................................            (5,772)           (2,138)           (1,783)
  Adviser Class Shares......................................           (19,122)           (4,419)           (2,427)
  Investor Class Shares.....................................            (6,724)               --                --
  Market Class Shares.......................................           (17,190)          (13,290)          (11,433)
  Daily Class Shares........................................            (6,296)               --                --
  Service Class Shares......................................              (135)               --                --
  Investor B Shares.........................................                (2)               --                --
  Investor C Shares.........................................                (5)               --                --
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions..........................         1,076,543           143,903           192,840
                                                                --------------    --------------    --------------
Net increase/(decrease) in net assets.......................         1,076,541           143,905           192,840
NET ASSETS
Beginning of period.........................................           711,948           568,043           375,203
                                                                --------------    --------------    --------------
End of period...............................................    $    1,788,489    $      711,948    $      568,043
                                                                ==============    ==============    ==============
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................    $           --    $           --    $           --
                                                                ==============    ==============    ==============

---------------

 *  Amount represents less than $500.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. The numbers reflected are for the period May 1, 1998 through March 31, 1999.

(b) Represents financial information for the Pacific Horizon California Tax-Exempt Money Market Fund, which was reorganized into California Tax Exempt Reserves on May 14, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                 MUNICIPAL RESERVES
                                                                CALIFORNIA TAX EXEMPT RESERVES
----------------------------------------------------   ------------------------------------------------
      YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED     PERIOD ENDED      YEAR ENDED
       3/31/00         3/31/99(A)        4/30/98          3/31/00         5/14/99(B)       2/28/99(B)
-------------------------------------------------------------------------------------------------------
    $       39,643   $        9,267   $        8,161   $       38,116   $        7,788   $       39,877
                 5               (1)              --              (83)              --               (3)
    --------------   --------------   --------------   --------------   --------------   --------------
            39,648            9,266            8,161           38,033            7,788           39,874
            (5,572)          (3,033)          (2,352)              --               --               --
           (14,226)              --               --           (8,899)              --               --
            (3,373)          (1,555)          (1,798)              --               --               --
            (2,695)          (1,437)            (948)          (8,424)          (3,459)         (18,045)
            (2,088)              --               --           (7,183)          (2,671)         (15,175)
            (4,309)          (3,242)          (3,063)              --               --               --
            (7,370)              --               --          (13,611)          (1,658)          (6,658)
               (10)              --               --               --               --               --
                --*              --               --               --               --               --
                --               --               --               --               --               --
         1,105,502          155,836           49,287          266,711         (112,293)         142,918
    --------------   --------------   --------------   --------------   --------------   --------------
         1,105,507          155,835           49,287          266,627         (112,293)         142,914
           405,095          249,260          199,973        1,472,259        1,584,552        1,441,638
    --------------   --------------   --------------   --------------   --------------   --------------
    $    1,510,602   $      405,095   $      249,260   $    1,738,886   $    1,472,259   $    1,584,552
    ==============   ==============   ==============   ==============   ==============   ==============
    $           --   $           --   $           --   $           60   $           61   $           61
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  STATEMENT OF CASH FLOWS
For the year ended March 31, 2000

                                                                      TREASURY RESERVES
                                                                            (000)
                                                                  -------------------------
Cash flows from operating and investing activities:
  Investment income received................................      $    294,713
  Payment of operating expenses.............................           (26,087)
  Net proceeds from reverse repurchase agreements
    outstanding.............................................           944,520
  Net purchases of short-term investments...................        (1,786,086)
                                                                  ------------
Cash used by operating and investing activities.............                      $(572,940)
Cash flows from financing activities:
  Proceeds from Fund shares sold+...........................        65,492,435
  Payment on shares redeemed................................       (64,797,984)
  Distributions paid*.......................................          (121,475)
  Interest expense..........................................               (26)
                                                                  ------------
Cash provided by financing activities.......................                        572,950
                                                                                  ---------
  Increase in cash..........................................                      $      10
  Cash at beginning of period...............................                            (10)
                                                                                  ---------
  Cash at end of period.....................................                      $      --
                                                                                  =========
RECONCILIATION OF NET DECREASE IN NET ASSETS FROM OPERATIONS
  TO CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations........                      $ 286,462
  Increase in investments...................................      $ (1,789,508)
  Increase in payable for reverse repurchase agreement
    transactions............................................           944,520
  Increase in interest and dividends receivable.............           (17,508)
  Decrease in other assets..................................               148
  Increase in accrued expenses and other payables...........             2,920
  Interest expense (financing activity) included in
    operations..............................................                26
                                                                  ------------
Cash used by operating and investing activities.............                      $(572,940)
                                                                                  =========

---------------

 * Non-cash activities include reinvestment of dividends of $141,984.

+ Non-cash activities include shares issued in exchange for shares of Pacific
  Horizon Treasury Fund of $3,144,071.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY*

                                                                                     CASH RESERVES
                                                              ------------------------------------------------------------
                                                                  YEAR ENDED           PERIOD ENDED          YEAR ENDED
                                                               MARCH 31, 2000(B)     MARCH 31, 1999(A)     APRIL 30, 1998
                                                                -------------------------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $122,820,854           $41,082,851         $27,029,347
 Issued in exchange for Horizon Shares of Pacific Horizon
   Prime Fund (Note 8)......................................        3,443,782                    --                  --
 Issued as reinvestment of dividends........................          213,947                76,006              64,512
 Redeemed...................................................     (122,215,403)          (39,830,977)        (25,726,549)
                                                                 ------------           -----------         -----------
 Net increase/(decrease)....................................     $  4,263,180           $ 1,327,880         $ 1,367,310
                                                                 ============           ===========         ===========
TRUST CLASS SHARES:
 Sold.......................................................     $  6,430,202           $        --         $        --
 Issued as reinvestment of dividends........................               39                    --                  --
 Redeemed...................................................       (4,711,099)                   --                  --
                                                                 ------------           -----------         -----------
 Net increase/(decrease)....................................     $  1,719,142           $        --         $        --
                                                                 ============           ===========         ===========
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $ 15,520,344           $ 9,418,989         $ 8,183,907
 Issued as reinvestment of dividends........................           52,021                42,070              18,291
 Redeemed...................................................      (15,598,778)           (9,145,542)         (7,514,186)
                                                                 ------------           -----------         -----------
 Net increase/(decrease)....................................     $    (26,413)          $   315,517         $   688,012
                                                                 ============           ===========         ===========
ADVISER CLASS SHARES:
 Sold.......................................................     $ 57,106,751           $ 4,388,779         $ 3,993,186
 Issued in exchange for Horizon Service Shares of Pacific
   Horizon Prime Fund (Note 8)..............................        3,971,137                    --                  --
 Issued as reinvestment of dividends........................          150,094                32,287              20,314
 Redeemed...................................................      (57,317,806)           (4,223,311)         (3,588,638)
                                                                 ------------           -----------         -----------
 Net increase/(decrease)....................................     $  3,910,176           $   197,755         $   424,862
                                                                 ============           ===========         ===========
INVESTOR CLASS SHARES:
 Sold.......................................................     $ 15,821,010           $        --         $        --
 Issued in exchange for Pacific Horizon Shares of Pacific
   Horizon Prime Fund (Note 8)..............................        2,543,535                    --                  --
 Issued as reinvestment of dividends........................          155,909                    --                  --
 Redeemed...................................................      (11,452,337)                   --                  --
                                                                 ------------           -----------         -----------
 Net increase/(decrease)....................................     $  7,068,117           $        --         $        --
                                                                 ============           ===========         ===========
MARKET CLASS SHARES:
 Sold.......................................................     $  4,232,500           $ 1,898,000         $ 1,504,300
 Issued as reinvestment of dividends........................               --                    --                  --
 Redeemed...................................................       (2,940,000)           (1,061,000)         (1,187,800)
                                                                 ------------           -----------         -----------
 Net increase/(decrease)....................................     $  1,292,500           $   837,000         $   316,500
                                                                 ============           ===========         ===========
DAILY CLASS SHARES:
 Sold.......................................................     $ 63,799,324           $        --         $        --
 Issued in exchange for S Shares of Pacific Horizon Prime
   Fund (Note 8)............................................        1,587,435                    --                  --
 Issued in exchange for X Shares of Pacific Horizon Prime
   Fund (Note 8)............................................        2,180,033                    --                  --
 Issued as reinvestment of dividends........................          300,855                    --                  --
 Redeemed...................................................      (58,114,647)                   --                  --
                                                                 ------------           -----------         -----------
 Net increase/(decrease)....................................     $  9,753,000           $        --         $        --
                                                                 ============           ===========         ===========
SERVICE CLASS SHARES:
 Sold.......................................................     $  7,517,812           $        --         $        --
 Issued in exchange for Y Shares of Pacific Horizon Prime
   Fund (Note 8)............................................          237,185                    --                  --
 Issued as reinvestment of dividends........................            7,920                    --                  --
 Redeemed...................................................       (7,250,599)                   --                  --
                                                                 ------------           -----------         -----------
 Net increase/(decrease)....................................     $    512,318           $        --         $        --
                                                                 ============           ===========         ===========
INVESTOR B SHARES:
 Sold.......................................................     $     17,877           $        --         $        --
 Issued as reinvestment of dividends........................              128                    --                  --
 Redeemed...................................................           (9,177)                   --                  --
                                                                 ------------           -----------         -----------
 Net increase/(decrease)....................................     $      8,828           $        --         $        --
                                                                 ============           ===========         ===========
INVESTOR C SHARES:
 Sold.......................................................     $      1,398           $        --         $        --
 Issued as reinvestment of dividends........................                6                    --                  --
 Redeemed...................................................           (1,059)                   --                  --
                                                                 ------------           -----------         -----------
 Net increase/(decrease)....................................     $        345           $        --         $        --
                                                                 ============           ===========         ===========
 Total net increase/(decrease)..............................     $ 28,501,193           $ 2,678,152         $ 2,796,684
                                                                 ============           ===========         ===========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. The numbers reflected are for the period May 1, 1998 through March 31, 1999.

(b) Cash Reserves Trust Class, Investor Class, Daily Class, Service Class, Investor B Shares and Investor C Shares were first offered on May 17, 1999, April 12, 1999, April 12, 1999, April 28, 1999, October 4, 1999 and October 5, 1999, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                                   Money Market Reserves
                                                              ---------------------------------------------------------------
                                                                  YEAR ENDED           PERIOD ENDED          PERIOD ENDED
                                                               MARCH 31, 2000(C)     MARCH 31, 1999(A)      MAY 15, 1998(B)
                                                                 --------------------------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 47,793,102           $ 2,271,169            $ 188,673
 Issued as reinvestment of dividends........................           80,886                 5,977                   --
 Redeemed...................................................      (44,405,146)           (1,800,552)            (247,701)
                                                                 ------------           -----------            ---------
 Net increase/(decrease)....................................     $  3,468,842           $   476,594            $ (59,028)
                                                                 ============           ===========            =========
TRUST CLASS SHARES:
 Sold.......................................................     $         38           $        --            $      --
 Issued as reinvestment of dividends........................               --                    --                   --
 Redeemed...................................................               --                    --                   --
                                                                 ------------           -----------            ---------
 Net increase/(decrease)....................................     $         38           $        --            $      --
                                                                 ============           ===========            =========
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $  2,774,560           $    38,821            $      --
 Issued as reinvestment of dividends........................            6,835                    32                   --
 Redeemed...................................................       (1,836,319)              (37,775)                  --
                                                                 ------------           -----------            ---------
 Net increase/(decrease)....................................     $    945,076           $     1,078            $      --
                                                                 ============           ===========            =========
ADVISER CLASS SHARES:
 Sold.......................................................     $  2,686,635           $    83,156            $      --
 Issued as reinvestment of dividends........................            6,832                    46                   --
 Redeemed...................................................       (2,146,117)              (76,825)                  --
                                                                 ------------           -----------            ---------
 Net increase/(decrease)....................................     $    547,350           $     6,377            $      --
                                                                 ============           ===========            =========
INVESTOR CLASS SHARES:
 Sold.......................................................     $          1           $        --            $      --
 Issued as reinvestment of dividends........................               --                    --                   --
 Redeemed...................................................               --                    --                   --
                                                                 ------------           -----------            ---------
 Net increase/(decrease)....................................     $          1           $        --            $      --
                                                                 ============           ===========            =========
MARKET CLASS SHARES:
 Sold.......................................................     $  1,714,300           $ 1,771,500            $      --
 Issued as reinvestment of dividends........................               --                    --                   --
 Redeemed...................................................       (1,567,300)             (897,500)                  --
                                                                 ------------           -----------            ---------
 Net increase/(decrease)....................................     $    147,000           $   874,000            $      --
                                                                 ============           ===========            =========
DAILY CLASS SHARES:
 Sold.......................................................     $     15,330           $        --            $      --
 Issued as reinvestment of dividends........................              152                    --                   --
 Redeemed...................................................          (10,957)                   --                   --
                                                                 ------------           -----------            ---------
 Net increase/(decrease)....................................     $      4,525           $        --            $      --
                                                                 ============           ===========            =========
SERVICE CLASS SHARES:
 Sold.......................................................     $    144,210           $        --            $      --
 Issued as reinvestment of dividends........................               --                    --                   --
 Redeemed...................................................          (63,710)                   --                   --
                                                                 ------------           -----------            ---------
 Net increase/(decrease)....................................     $     80,500           $        --            $      --
                                                                 ============           ===========            =========
INVESTOR B SHARES:
 Sold.......................................................     $      3,658           $        --            $      --
 Issued as reinvestment of dividends........................               24                    --                   --
 Redeemed...................................................           (1,742)                   --                   --
                                                                 ------------           -----------            ---------
 Net increase/(decrease)....................................     $      1,940           $        --            $      --
                                                                 ============           ===========            =========
INVESTOR C SHARES:
 Sold.......................................................     $        515           $        --            $      --
 Issued as reinvestment of dividends........................               --                    --                   --
 Redeemed...................................................             (496)                   --                   --
                                                                 ------------           -----------            ---------
 Net increase/(decrease)....................................     $         19           $        --            $      --
                                                                 ============           ===========            =========
 Total net increase/(decrease)..............................     $  5,195,291           $ 1,358,049            $ (59,028)
                                                                 ============           ===========            =========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 15. The numbers reflected are for the period May 16, 1998 through March 31, 1999.

(b) Represents financial information for the period December 1, 1997 to May 15, 1998 for the Emerald Prime Advantage Institutional Fund, which was organized into Money Market Reserves on May 22, 1998.

(c) Money Market Reserves Trust Class, Investor Class, Daily Class, Service Class, Investor B Shares and Investor C Shares were first offered on March 22, 2000, March 3, 2000, July 21, 1999, May 18, 1999, October 5, 1999 and
    January 6, 2000, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                                     TREASURY RESERVES
                                                              ---------------------------------------------------------------
                                                                  YEAR ENDED           PERIOD ENDED           YEAR ENDED
                                                               MARCH 31, 2000(B)     MARCH 31, 1999(A)      APRIL 30, 1998
                                                                 --------------------------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $  9,167,835           $ 3,598,873           $ 1,816,628
 Issued in exchange for Institutional Shares of Emerald
   Treasury Advantage Fund (Note 8).........................               --               144,375                    --
 Issued in exchange for Horizon Shares of Pacific Horizon
   Treasury Fund (Note 8)...................................          513,598                    --                    --
 Issued as reinvestment of dividends........................           40,314                14,110                 4,525
 Redeemed...................................................      (10,077,751)           (2,620,829)           (2,044,082)
                                                                 ------------           -----------           -----------
 Net increase/(decrease)....................................     $   (356,004)          $ 1,136,529           $  (222,929)
                                                                 ============           ===========           ===========
TRUST CLASS SHARES:
 Sold.......................................................     $  3,540,751           $        --           $        --
 Issued as reinvestment of dividends........................               --                    --                    --
 Redeemed...................................................       (3,034,413)                   --                    --
                                                                 ------------           -----------           -----------
 Net increase/(decrease)....................................     $    506,338           $        --           $        --
                                                                 ============           ===========           ===========
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $  2,222,465           $ 2,173,677           $ 2,905,975
 Issued as reinvestment of dividends........................            8,575                10,916                10,849
 Redeemed...................................................       (2,170,666)           (2,623,599)           (2,254,978)
                                                                 ------------           -----------           -----------
 Net increase/(decrease)....................................     $     60,374           $  (439,006)          $   661,846
                                                                 ============           ===========           ===========
ADVISER CLASS SHARES:
 Sold.......................................................     $ 25,468,043           $ 2,611,240           $ 2,542,456
 Issued in exchange for Horizon Service Shares of Pacific
   Horizon Treasury Fund (Note 8)...........................        1,727,418                    --                    --
 Issued as reinvestment of dividends........................           50,763                10,096                 9,722
 Redeemed...................................................      (26,130,165)           (2,499,169)           (2,483,674)
                                                                 ------------           -----------           -----------
 Net increase/(decrease)....................................     $  1,116,059           $   122,167           $    68,504
                                                                 ============           ===========           ===========
INVESTOR CLASS SHARES:
 Sold.......................................................     $  2,089,505           $        --           $        --
 Issued in exchange for Pacific Horizon Shares of Pacific
   Horizon Treasury Fund (Note 8)...........................          293,535                    --                    --
 Issued as reinvestment of dividends........................           12,983                    --                    --
 Redeemed...................................................       (1,822,762)                   --                    --
                                                                 ------------           -----------           -----------
 Net increase/(decrease)....................................     $    573,261           $        --           $        --
                                                                 ============           ===========           ===========
MARKET CLASS SHARES:
 Sold.......................................................     $  2,703,000           $ 1,773,805           $   903,800
 Issued as reinvestment of dividends........................               --                    --                    --
 Redeemed...................................................       (2,361,000)             (869,303)             (761,700)
                                                                 ------------           -----------           -----------
 Net increase/(decrease)....................................     $    342,000           $   904,502           $   142,100
                                                                 ============           ===========           ===========
DAILY CLASS SHARES:
 Sold.......................................................     $ 17,039,452           $        --           $        --
 Issued in exchange for X Shares of Pacific Horizon Treasury
   Fund (Note 8)............................................          503,310                    --                    --
 Issued as reinvestment of dividends........................           26,680                    --                    --
 Redeemed...................................................      (16,721,667)                   --                    --
                                                                 ------------           -----------           -----------
 Net increase/(decrease)....................................     $    847,775           $        --           $        --
                                                                 ============           ===========           ===========
SERVICE CLASS SHARES:
 Sold.......................................................     $  2,616,632           $        --           $        --
 Issued in exchange for Y Shares of Pacific Horizon Treasury
   Fund (Note 8)............................................          106,210                    --                    --
 Issued as reinvestment of dividends........................            2,668                    --                    --
 Redeemed...................................................       (2,481,475)                   --                    --
                                                                 ------------           -----------           -----------
 Net increase/(decrease)....................................     $    244,035           $        --           $        --
                                                                 ============           ===========           ===========
INVESTOR B SHARES
 Sold.......................................................     $         78           $        --           $        --
 Issued as reinvestment of dividends........................                2                    --                    --
 Redeemed...................................................               --                    --                    --
                                                                 ------------           -----------           -----------
 Net increase/(decrease)....................................     $         80           $        --           $        --
                                                                 ============           ===========           ===========
 Total net increase/(decrease)..............................     $  3,333,918           $ 1,724,192           $   649,521
                                                                 ============           ===========           ===========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. The numbers reflected are for the period May 1, 1998 to March 31, 1999.

(b) Treasury Reserves Trust Class, Investor Class, Daily Class, Service Class and Investor B shares were first offered on May 17, 1999, April 12, 1999, April 12, 1999, May 17, 1999 and October 15, 1999, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                                    GOVERNMENT RESERVES
                                                              ---------------------------------------------------------------
                                                                  YEAR ENDED           PERIOD ENDED           YEAR ENDED
                                                               MARCH 31, 2000(B)     MARCH 31, 1999(A)      APRIL 30, 1998
                                                              ---------------------------------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................      $ 2,727,353           $ 1,223,748           $ 1,207,038
 Issued in exchange for Horizon Shares of: (Note 8) Pacific
   Horizon Government Fund..................................          143,953                    --                    --
   Pacific Horizon Treasury Only Fund.......................           22,370                    --                    --
 Issued as reinvestment of dividends........................           18,463                 6,798                 6,640
 Redeemed...................................................       (2,760,363)           (1,191,593)           (1,148,448)
                                                                  -----------           -----------           -----------
 Net increase/(decrease)....................................      $   151,776           $    38,953           $    65,230
                                                                  ===========           ===========           ===========
TRUST CLASS SHARES:
 Sold.......................................................      $   638,160           $        --           $        --
 Issued as reinvestment of dividends........................               --                    --                    --
 Redeemed...................................................         (512,656)                   --                    --
                                                                  -----------           -----------           -----------
 Net increase/(decrease)....................................      $   125,504           $        --           $        --
                                                                  ===========           ===========           ===========
LIQUIDITY CLASS SHARES:
 Sold.......................................................      $ 1,203,931           $   745,526           $   655,655
 Issued as reinvestment of dividends........................            4,795                 2,006                 1,718
 Redeemed...................................................       (1,127,949)             (720,754)             (631,082)
                                                                  -----------           -----------           -----------
 Net increase/(decrease)....................................      $    80,777           $    26,778           $    26,291
                                                                  ===========           ===========           ===========
ADVISER CLASS SHARES:
 Sold.......................................................      $ 1,869,514           $   747,826           $   392,891
 Issued in exchange for Horizon Service Shares of: (Note 8)
   Pacific Horizon Government Fund..........................          182,672                    --                    --
   Pacific Horizon Treasury Only Fund.......................          277,586                    --                    --
 Issued as reinvestment of dividends........................           18,700                 3,471                 1,934
 Redeemed...................................................       (1,960,102)             (732,625)             (349,506)
                                                                  -----------           -----------           -----------
 Net increase/(decrease)....................................      $   388,370           $    18,672           $    45,319
                                                                  ===========           ===========           ===========
INVESTOR CLASS SHARES:
 Sold.......................................................      $   642,355           $        --           $        --
 Issued in exchange for Pacific Horizon Shares of: (Note 8)
   Pacific Horizon Government Fund..........................          145,185                    --                    --
   Pacific Horizon Treasury Only Fund.......................          123,908                    --                    --
 Issued as reinvestment of dividends........................            5,984                    --                    --
 Redeemed...................................................         (805,691)                   --                    --
                                                                  -----------           -----------           -----------
 Net increase/(decrease)....................................      $   111,741           $        --           $        --
                                                                  ===========           ===========           ===========
MARKET CLASS SHARES:
 Sold.......................................................      $   806,000           $   542,300           $   799,150
 Issued as reinvestment of dividends........................               --                    --                    --
 Redeemed...................................................         (770,000)             (482,800)             (743,150)
                                                                  -----------           -----------           -----------
 Net increase/(decrease)....................................      $    36,000           $    59,500           $    56,000
                                                                  ===========           ===========           ===========
DAILY CLASS SHARES:
 Sold.......................................................      $   682,291           $        --           $        --
 Issued as reinvestment of dividends........................            6,296                    --                    --
 Redeemed...................................................         (517,066)                   --                    --
                                                                  -----------           -----------           -----------
 Net increase/(decrease)....................................      $   171,521           $        --           $        --
                                                                  ===========           ===========           ===========
SERVICE CLASS SHARES:
 Sold.......................................................      $    26,700           $        --           $        --
 Issued as reinvestment of dividends........................               --                    --                    --
 Redeemed...................................................          (16,700)                   --                    --
                                                                  -----------           -----------           -----------
 Net increase/(decrease)....................................      $    10,000           $        --           $        --
                                                                  ===========           ===========           ===========
INVESTOR B SHARES
 Sold.......................................................      $       196           $        --           $        --
 Issued as reinvestment of dividends........................                2                    --                    --
 Redeemed...................................................              (90)                   --                    --
                                                                  -----------           -----------           -----------
 Net increase/(decrease)....................................      $       108           $        --           $        --
                                                                  ===========           ===========           ===========
INVESTOR C SHARES
 Sold.......................................................      $       817           $        --           $        --
 Issued as reinvestment of dividends........................                4                    --                    --
 Redeemed...................................................              (75)                   --                    --
                                                                  -----------           -----------           -----------
 Net increase/(decrease)....................................      $       746           $        --           $        --
                                                                  ===========           ===========           ===========
 Total net increase/(decrease)..............................      $ 1,076,543           $   143,903           $   192,840
                                                                  ===========           ===========           ===========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. The numbers reflected are for the period May 1, 1998 to March 31, 1999.

(b) Government Reserves Trust Class, Investor Class, Daily Class, Service Class, Investor B Shares and Investor C Shares were first offered on May 17, 1999, April 12, 1999, April 12, 1999, June 8, 1999, November 2, 1999 and December 21, 1999, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                                 MUNICIPAL RESERVES
                                                              --------------------------------------------------------
                                                                 YEAR ENDED          PERIOD ENDED         YEAR ENDED
                                                                  MARCH 31,            MARCH 31,          APRIL 30,
                                                                   2000(B)              1999(A)              1998
                                                              ---------------------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................    $  1,263,836           $ 342,200          $ 344,665
 Issued in exchange for Horizon Shares of Pacific Horizon
   Tax Exempt Fund (Note 8).................................         328,296                  --                 --
 Issued as reinvestment of dividends........................           1,494                 853                195
 Redeemed...................................................      (1,555,201)           (283,035)          (330,310)
                                                                ------------           ---------          ---------
 Net increase/(decrease)....................................    $     38,425           $  60,018          $  14,550
                                                                ============           =========          =========
TRUST CLASS SHARES:
 Sold.......................................................    $  1,809,173           $      --          $      --
 Issued as reinvestment of dividends........................              --                  --                 --
 Redeemed...................................................      (1,282,344)                 --                 --
                                                                ------------           ---------          ---------
 Net increase/(decrease)....................................    $    526,829           $      --          $      --
                                                                ============           =========          =========
LIQUIDITY CLASS SHARES:
 Sold.......................................................    $    461,685           $ 341,064          $ 702,167
 Issued as reinvestment of dividends........................           3,275               1,447              1,606
 Redeemed...................................................        (444,304)           (327,192)          (705,376)
                                                                ------------           ---------          ---------
 Net increase/(decrease)....................................    $     20,656           $  15,319          $  (1,603)
                                                                ============           =========          =========
ADVISER CLASS SHARES:
 Sold.......................................................    $    385,433           $ 397,229          $ 275,459
 Issued in exchange for Horizon Service Shares of Pacific
   Horizon Tax Exempt Fund (Note 8).........................         217,928                  --                 --
 Issued as reinvestment of dividends........................           2,609               1,302                875
 Redeemed...................................................        (583,893)           (373,032)          (253,694)
                                                                ------------           ---------          ---------
 Net increase/(decrease)....................................    $     22,077           $  25,499          $  22,640
                                                                ============           =========          =========
INVESTOR CLASS SHARES:
 Sold.......................................................    $    319,498           $      --          $      --
 Issued in exchange for Pacific Horizon Shares of Pacific
   Horizon Tax Exempt Fund (Note 8).........................         150,443                  --                 --
 Issued as reinvestment of dividends........................           2,042                  --                 --
 Redeemed...................................................        (407,201)                 --                 --
                                                                ------------           ---------          ---------
 Net increase/(decrease)....................................    $     64,782           $      --          $      --
                                                                ============           =========          =========
MARKET CLASS SHARES:
 Sold.......................................................    $    528,500           $ 246,570          $ 326,000
 Issued as reinvestment of dividends........................              --                  --                 --
 Redeemed...................................................        (526,500)           (191,570)          (312,300)
                                                                ------------           ---------          ---------
 Net increase/(decrease)....................................    $      2,000           $  55,000          $  13,700
                                                                ============           =========          =========
DAILY CLASS SHARES:
 Sold.......................................................    $    760,267           $      --          $      --
 Issued in exchange for S Shares of Pacific Horizon Tax
   Exempt Fund (Note 8).....................................          57,381                  --                 --
 Issued as reinvestment of dividends........................           7,359                  --                 --
 Redeemed...................................................        (395,365)                 --                 --
                                                                ------------           ---------          ---------
 Net increase/(decrease)....................................    $    429,642           $      --          $      --
                                                                ============           =========          =========
SERVICE CLASS SHARES:
 Sold.......................................................    $      3,000           $      --          $      --
 Issued as reinvestment of dividends........................              --                  --                 --
 Redeemed...................................................          (2,000)                 --                 --
                                                                ------------           ---------          ---------
 Net increase/(decrease)....................................    $      1,000           $      --          $      --
                                                                ============           =========          =========
INVESTOR B SHARES
 Sold.......................................................    $        100           $      --          $      --
 Issued as reinvestment of dividends........................              --                  --                 --
 Redeemed...................................................              (9)                 --                 --
                                                                ------------           ---------          ---------
 Net increase/(decrease)....................................    $         91           $      --          $      --
                                                                ============           =========          =========
 Total net increase/(decrease)..............................    $  1,105,502           $ 155,836          $  49,287
                                                                ============           =========          =========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. The numbers reflected are for the period May 1, 1998 to March 31, 1999.

(b) Municipal Reserves Trust Class, Investor Class, Daily Class, Service Class and Investor B Shares were first offered on May 17, 1999, April 12, 1999, April 12, 1999, January 21, 2000 and December 27, 1999, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                         CALIFORNIA TAX EXEMPT RESERVES
                                                              ----------------------------------------------------
                                                                PERIOD ENDED        PERIOD ENDED       YEAR ENDED
                                                                  MARCH 31,            MAY 14,        FEBRUARY 28,
                                                                   2000(B)             1999(A)          1999(A)
                                                              --------------------------------------------------
(IN THOUSANDS)
TRUST CLASS SHARES:
  Sold......................................................    $  1,050,171          $      --       $        --
  Issued as reinvestment of dividends.......................              --                 --                --
  Redeemed..................................................        (655,315)                --                --
                                                                ------------          ---------       -----------
  Net increase/(decrease)...................................    $    394,856          $      --       $        --
                                                                ============          =========       ===========
ADVISER CLASS SHARES:
  Sold......................................................    $  1,308,639          $ 360,557       $ 1,819,932
  Issued as reinvestment of dividends.......................           8,051              1,134             7,687
  Redeemed..................................................      (1,592,374)          (434,617)       (1,790,234)
                                                                ------------          ---------       -----------
  Net increase/(decrease)...................................    $   (275,684)         $ (72,926)      $    37,385
                                                                ============          =========       ===========
INVESTOR CLASS SHARES:
  Sold......................................................    $    962,357          $ 484,932       $ 1,025,796
  Issued as reinvestment of dividends.......................           8,632              2,092            15,042
  Redeemed..................................................      (1,189,554)          (523,636)       (1,099,335)
                                                                ------------          ---------       -----------
  Net increase/(decrease)...................................    $   (218,565)         $ (36,612)      $   (58,497)
                                                                ============          =========       ===========
DAILY CLASS SHARES:
  Sold......................................................    $  1,791,638          $ 160,950       $   601,549
  Issued as reinvestment of dividends.......................          11,724              1,318             6,656
  Redeemed..................................................      (1,437,258)          (165,023)         (444,175)
                                                                ------------          ---------       -----------
  Net increase/(decrease)...................................    $    366,104          $  (2,755)      $   164,030
                                                                ============          =========       ===========
  Total net increase/(decrease).............................    $    266,711          $(112,293)      $   142,918
                                                                ============          =========       ===========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

(a) Represents financial information for the Pacific Horizon California Tax-Exempt Money Market Fund, which was reorganized into California Tax Exempt Reserves on May 15, 1999.

(b) California Tax Exempt Reserves Trust Class was first offered on May 24,
    1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     [This page intentionally left blank.]

NATIONS RESERVES MONEY MARKET FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.

                                                                NET ASSET                            DIVIDENDS
                                                                  VALUE              NET              FROM NET
                                                                BEGINNING         INVESTMENT         INVESTMENT
                                                                OF PERIOD           INCOME             INCOME
                                                                -----------------------------------------------
CASH RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2000........................................      $1.00            $0.0532            $(0.0532)
Period ended 3/31/1999(a)...................................       1.00             0.0484             (0.0484)
Year ended 4/30/1998........................................       1.00             0.0554             (0.0554)
Year ended 4/30/1997........................................       1.00             0.0531             (0.0531)
Year ended 4/30/1996........................................       1.00             0.0570             (0.0570)
Year ended 4/30/1995........................................       1.00             0.0480             (0.0480)
TRUST CLASS SHARES
Period ended 3/31/2000*.....................................      $1.00            $0.0463            $(0.0463)
LIQUIDITY CLASS SHARES
Year ended 3/31/2000........................................      $1.00            $0.0517            $(0.0517)
Period ended 3/31/1999(a)...................................       1.00             0.0470             (0.0470)
Year ended 4/30/1998........................................       1.00             0.0539             (0.0539)
Year ended 4/30/1997........................................       1.00             0.0516             (0.0516)
Year ended 4/30/1996........................................       1.00             0.0555             (0.0555)
Year ended 4/30/1995........................................       1.00             0.0471             (0.0471)
ADVISER CLASS SHARES
Year ended 3/31/2000........................................      $1.00            $0.0507            $(0.0507)
Period ended 3/31/1999(a)...................................       1.00             0.0461             (0.0461)
Year ended 4/30/1998........................................       1.00             0.0529             (0.0529)
Year ended 4/30/1997........................................       1.00             0.0506             (0.0506)
Year ended 4/30/1996........................................       1.00             0.0545             (0.0545)
Period ended 4/30/1995*.....................................       1.00             0.0316             (0.0316)
INVESTOR CLASS SHARES
Period ended 3/31/2000*.....................................      $1.00            $0.0484            $(0.0484)
MARKET CLASS SHARES
Year ended 3/31/2000........................................      $1.00            $0.0487            $(0.0487)
Period ended 3/31/1999(a)...................................       1.00             0.0447             (0.0447)
Year ended 4/30/1998........................................       1.00             0.0519             (0.0519)
Period ended 4/30/1997*.....................................       1.00             0.0493             (0.0493)
DAILY CLASS SHARES
Period ended 3/31/2000*.....................................      $1.00            $0.0459            $(0.0459)
SERVICE CLASS SHARES
Period ended 3/31/2000*.....................................      $1.00            $0.0404            $(0.0404)
INVESTOR B SHARES
Period ended 3/31/2000*.....................................      $1.00            $0.0225            $(0.0225)
INVESTOR C SHARES
Period ended 3/31/2000*.....................................      $1.00            $0.0223            $(0.0223)

---------------

  * Cash Reserves Trust Class, Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on May 17, 1999, September 22, 1994, April 12, 1999, May 3, 1996, April 12, 1999, April 28, 1999, October 4, 1999 and October 5, 1999,
    respectively.

 ** The effect of interest expense on the operating expense ratio was less than 0.01%.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 (b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                       WITHOUT WAIVERS
                                                                       AND/OR EXPENSE
                                                                       REIMBURSEMENTS
                                                                       ---------------
                                         RATIO OF        RATIO OF         RATIO OF
                           NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  NET ASSET                  END OF     EXPENSES TO     INCOME TO        EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET         AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         NET ASSETS
--------------------------------------------------------------------------------------
1.00$.....        5.46%    $8,642,609      0.20%**(b)      5.37%            0.29%(b)
1.00.....         4.95      4,379,430   0.20+(b)           5.24+            0.43+(b)
1.00.....         5.70      3,051,559      0.20***         5.54             0.44
1.00.....         5.44      1,684,233      0.20            5.32             0.45
1.00.....         5.84        607,643      0.20            5.53             0.51
1.00.....         4.91        134,064      0.29            4.96             0.52
1.00$.....        4.72%    $1,719,142      0.30%+**(b)      5.27%+          0.39%+(b)
1.00$.....        5.30%    $1,396,969      0.35%**(b)      5.22%            1.14%(b)
1.00.....         4.80      1,423,382   0.35+(b)           5.09+            1.28+(b)
1.00.....         5.53      1,107,869      0.35**          5.39             1.29
1.00.....         5.28        419,851      0.35            5.17             0.60
1.00.....         5.70         35,477      0.35            5.38             0.66
1.00.....         4.81              2      0.38            4.87             0.61
1.00$.....        5.19%    $4,780,346      0.45%**(b)      5.12%            0.54%(b)
1.00.....         4.71        870,170   0.45+(b)           4.99+            0.68+(b)
1.00.....         5.43        672,417      0.45**          5.29             0.69
1.00.....         5.19        247,551      0.45            5.07             0.70
1.00.....         5.58        397,809      0.45            5.28             0.76
1.00.....         3.20         47,682     0.54+            4.71+            0.77+
1.00$.....        4.94%    $7,068,117      0.55%+**(b)      5.02%+          0.64%+(b)
1.00$.....        4.98%    $2,779,002      0.65%**(b)      4.92%            0.74%(b)
1.00.....         4.56      1,486,502   0.61+(b)           4.83+            0.88+(b)
1.00.....         5.33        649,503      0.55**          5.19             0.89
1.00.....         5.04        333,000     0.55+            4.97+            0.80+
1.00$.....        4.69%    $9,753,000      0.80%+**(b)      4.77%+          0.89%+(b)
1.00$.....        4.11%    $  512,318      1.20%+**(b)      4.37%+          1.29%+(b)
1.00$.....        2.28%    $    8,828      1.30%+**(b)      4.27%+          1.39%+(b)
1.00$.....        2.25%    $      345      1.30%+**(b)      4.27%+          1.39%+(b)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                            DIVIDENDS
                                                                  VALUE              NET              FROM NET
                                                                BEGINNING         INVESTMENT         INVESTMENT
                                                                OF PERIOD           INCOME             INCOME
                                                                -----------------------------------------------
MONEY MARKET RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2000........................................      $1.00            $0.0535            $(0.0535)
Period ended 3/31/1999*(a)..................................       1.00             0.0438             (0.0438)
Period ended 5/15/1998......................................       1.00             0.0252             (0.0252)
Year ended 11/30/1997.......................................       1.00             0.0545             (0.0545)
Year ended 11/30/1996.......................................       1.00             0.0516             (0.0516)
Year ended 11/30/1995.......................................       1.00             0.0561             (0.0561)
TRUST CLASS SHARES
Period ended 3/31/2000**....................................      $1.00            $0.0016            $(0.0016)
LIQUIDITY CLASS SHARES
Year ended 3/31/2000........................................      $1.00            $0.0520            $(0.0520)
Period ended 3/31/1999**(a).................................       1.00             0.0281             (0.0281)
ADVISER CLASS SHARES
Year ended 3/31/2000........................................      $1.00            $0.0548            $(0.0548)
Period ended 3/31/1999**(a).................................       1.00             0.0344             (0.0344)
INVESTOR CLASS SHARES
Period ended 3/31/2000**....................................      $1.00            $0.0043            $(0.0043)
MARKET CLASS SHARES
Year ended 3/31/2000........................................      $1.00            $0.0490            $(0.0490)
Period ended 3/31/1999**(a).................................       1.00             0.0214             (0.0214)
DAILY CLASS SHARES
Period ended 3/31/2000**....................................      $1.00            $0.0346            $(0.0346)
SERVICE CLASS SHARES
Period ended 3/31/2000**....................................      $1.00            $0.0386            $(0.0386)
INVESTOR B SHARES
Period ended 3/31/2000**....................................      $1.00            $0.0227            $(0.0227)
INVESTOR C SHARES
Period ended 3/31/2000**....................................      $1.00            $0.0112            $(0.0112)

---------------

  * The financial information for the fiscal periods through May 15, 1998 reflect the financial information for the Emerald Prime Advantage Institutional Fund, which was reorganized into Capital Class Shares as of May 22, 1998.

 ** Money Market Reserves Trust Class, Liquidity Class, Adviser Class, Investor
    Class, Market Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on March 22, 2000, August 7, 1998, July 2, 1998, March 3, 2000, October 9, 1998, July 21, 1999, May 18, 1999, October 5, 1999
    and January 6, 2000, respectively.

 *** The effect of interest expense on the operating expense ratio was less than 0.01%.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 (b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                       WITHOUT WAIVERS
                                                                       AND/OR EXPENSE
                                                                       REIMBURSEMENTS
                                                                       ---------------
                                         RATIO OF        RATIO OF         RATIO OF
                           NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  NET ASSET                  END OF     EXPENSES TO     INCOME TO        EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET         AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         NET ASSETS
--------------------------------------------------------------------------------------
1.00$.....        5.48%    $4,064,349      0.20%***(b)      5.64%           0.33%(b)
1.00.....         4.47        595,482      0.20+(b)        4.87+            0.46+(b)
1.00.....         2.55        118,880      0.20+           5.54+            0.27+
1.00.....         5.58        177,908      0.20            5.45             0.28
1.00.....         5.29        133,044      0.35            5.16             0.35
1.00.....         5.76        131,089      0.40            5.60             0.46
1.00$.....        0.16%    $       38      0.30%+***(b)      5.54%+         0.43%+(b)
1.00$.....        5.32%    $  946,156      0.35%***(b)      5.49%           1.18%(b)
1.00.....         2.87          1,078      0.35+(b)        4.72+            1.31+(b)
1.00$.....        5.62%    $  553,728      0.45%***(b)      5.39%           0.58%(b)
1.00.....         3.46          6,377      0.45+(b)        4.62+            0.71+(b)
1.00$.....        0.43%    $        1      0.55%+***(b)      5.29%+         0.68%+(b)
1.00$.....        5.01%    $1,021,002      0.65%***(b)      5.19%           0.78%(b)
1.00.....         2.14        873,993      0.65+(b)        4.42+            0.91+(b)
1.00$.....        3.51%    $    4,525      0.80%+***(b)      5.04%+         0.93%+(b)
1.00$.....        3.93%    $   80,500      1.20%+***(b)      4.64%+         1.33%+(b)
1.00$.....        2.29%    $    1,940      1.30%+***(b)      4.54%+         1.43%+(b)
1.00$.....        1.12%    $       19      1.30%+***(b)      4.54%+         1.43%+(b)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                            DIVIDENDS
                                                                  VALUE              NET              FROM NET
                                                                BEGINNING         INVESTMENT         INVESTMENT
                                                                OF PERIOD           INCOME             INCOME
                                                                -----------------------------------------------
TREASURY RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2000........................................      $1.00            $0.0504            $(0.0504)
Period ended 3/31/1999(a)...................................       1.00             0.0462             (0.0462)
Year ended 4/30/1998........................................       1.00             0.0541             (0.0541)
Year ended 4/30/1997........................................       1.00             0.0519             (0.0519)
Year ended 4/30/1996........................................       1.00             0.0556             (0.0556)
Year ended 4/30/1995........................................       1.00             0.0480             (0.0480)
TRUST CLASS SHARES
Period ended 3/31/2000*.....................................      $1.00            $0.0436            $(0.0436)
LIQUIDITY CLASS SHARES
Year ended 3/31/2000........................................      $1.00            $0.0489            $(0.0489)
Period ended 3/31/1999(a)...................................       1.00             0.0448             (0.0448)
Year ended 4/30/1998........................................       1.00             0.0526             (0.0526)
Year ended 4/30/1997........................................       1.00             0.0504             (0.0504)
Year ended 4/30/1996........................................       1.00             0.0541             (0.0541)
Year ended 4/30/1995........................................       1.00             0.0462             (0.0462)
ADVISER CLASS SHARES
Year ended 3/31/2000........................................      $1.00            $0.0479            $(0.0479)
Period ended 3/31/1999(a)...................................       1.00             0.0439             (0.0439)
Year ended 4/30/1998........................................       1.00             0.0516             (0.0516)
Year ended 4/30/1997........................................       1.00             0.0494             (0.0494)
Year ended 4/30/1996........................................       1.00             0.0531             (0.0531)
Period ended 4/30/1995*.....................................       1.00             0.0308             (0.0308)
INVESTOR CLASS SHARES
Period ended 3/31/2000*.....................................      $1.00            $0.0455            $(0.0455)
MARKET CLASS SHARES
Year ended 3/31/2000........................................      $1.00            $0.0459            $(0.0459)
Period ended 3/31/1999(a)...................................       1.00             0.0423             (0.0423)
Year ended 4/30/1998........................................       1.00             0.0505             (0.0505)
Period ended 4/30/1997*.....................................       1.00             0.0481             (0.0481)
DAILY CLASS SHARES
Period ended 3/31/2000*.....................................      $1.00            $0.0431            $(0.0431)
SERVICE CLASS SHARES
Period ended 3/31/2000*.....................................      $1.00            $0.0358            $(0.0358)
INVESTOR B SHARES
Period ended 3/31/2000*.....................................      $1.00            $0.0192            $(0.0192)

---------------

 * Treasury Reserves Trust Class, Adviser Class, Investor Class, Market Class, Daily Class, Service Class and Investor B Shares commenced operations on May 17, 1999, September 22, 1994, April 12, 1999, May 3, 1996, April 12, 1999,
   May 17, 1999 and October 15, 1999, respectively.

 ** The effect of interest expense on the operating expense ratio was less than 0.01%.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

(b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                       WITHOUT WAIVERS
                                                                       AND/OR EXPENSE
                                                                       REIMBURSEMENTS
                                                                       ---------------
                                         RATIO OF        RATIO OF         RATIO OF
                           NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  NET ASSET                  END OF     EXPENSES TO     INCOME TO        EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET         AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         NET ASSETS
--------------------------------------------------------------------------------------
    $1.00         5.15%    $1,026,684      0.20%**(b)      5.06%            0.28%(b)
     1.00         4.72      1,382,688      0.20+(b)        4.99+            0.45+(b)
     1.00         5.55        246,058      0.20            5.41             0.45
     1.00         5.30        468,975      0.20            5.20             0.46
     1.00         5.71        304,342      0.20            5.50             0.51
     1.00         4.91        251,694      0.20            4.79             0.50
    $1.00         4.45%    $  506,339      0.30%+**(b)      4.96%+          0.38%+(b)
    $1.00         5.00%    $  364,761      0.35%**(b)      4.91%            1.18%(b)
     1.00         4.58        304,387   0.35+(b)          4.84+         1.35+(b)
     1.00         5.38        743,410      0.35            5.26             1.35
     1.00         5.15         81,575      0.35            5.05             0.61
     1.00         5.57         11,804      0.35            5.35             0.66
     1.00         4.71            674      0.49            4.50             0.79
    $1.00         4.89%    $1,460,966      0.45%**(b)      4.81%            0.53%(b)
     1.00         4.48        344,906   0.45+(b)          4.74+         0.70+(b)
     1.00         5.28        222,760      0.45            5.16             0.70
     1.00         5.06        154,256      0.45            4.95             0.71
     1.00         5.45        175,691      0.45            5.25             0.76
     1.00         3.11         55,762     0.45+           4.54+            0.75+
    $1.00         4.65%    $  573,261      0.55%+**(b)      4.71%+          0.63%+(b)
    $1.00         4.68%    $1,511,932      0.65%**(b)      4.61%            0.73%(b)
     1.00         4.31      1,169,932   0.62+(b)          4.57+         0.90+(b)
     1.00         5.18        265,495      0.55            5.06             0.90
     1.00         4.92        123,396     0.55+           4.85+            0.81+
    $1.00         4.40%    $  847,775      0.80%+**(b)      4.46%+          0.88%+(b)
    $1.00         3.63%    $  244,035      1.20%+**(b)      4.06%+          1.28%+(b)
    $1.00         1.94%    $       80      1.30%+**(b)      3.96%+          1.38%+(b)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                            DIVIDENDS
                                                                  VALUE              NET              FROM NET
                                                                BEGINNING         INVESTMENT         INVESTMENT
                                                                OF PERIOD           INCOME             INCOME
                                                                -----------------------------------------------
GOVERNMENT RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2000........................................      $1.00            $0.0516            $(0.0516)
Period ended 3/31/1999(a)                                          1.00             0.0468             (0.0468)
Year ended 4/30/1998........................................       1.00             0.0543             (0.0543)
Year ended 4/30/1997........................................       1.00             0.0520             (0.0520)
Year ended 4/30/1996........................................       1.00             0.0556             (0.0556)
Year ended 4/30/1995........................................       1.00             0.0463             (0.0463)
TRUST CLASS SHARES
Period ended 3/31/2000*.....................................      $1.00            $0.0448            $(0.0448)
LIQUIDITY CLASS SHARES
Year ended 3/31/2000........................................      $1.00            $0.0501            $(0.0501)
Period ended 3/31/1999(a)...................................       1.00             0.0454             (0.0454)
Year ended 4/30/1998........................................       1.00             0.0528             (0.0528)
Year ended 4/30/1997........................................       1.00             0.0505             (0.0505)
Year ended 4/30/1996........................................       1.00             0.0537             (0.0537)
Year ended 4/30/1995........................................       1.00             0.0453             (0.0453)
ADVISER CLASS SHARES
Year ended 3/31/2000........................................      $1.00            $0.0491            $(0.0491)
Period ended 3/31/1999(a)...................................       1.00             0.0445             (0.0445)
Year ended 4/30/1998........................................       1.00             0.0518             (0.0518)
Year ended 4/30/1997........................................       1.00             0.0495             (0.0495)
Year ended 4/30/1996........................................       1.00             0.0527             (0.0527)
Period ended 4/30/1995*.....................................       1.00             0.0299             (0.0299)
INVESTOR CLASS SHARES
Period ended 3/31/2000*.....................................      $1.00            $0.0467            $(0.0467)
MARKET CLASS SHARES
Year ended 3/31/2000........................................      $1.00            $0.0471            $(0.0471)
Period ended 3/31/1999(a)...................................       1.00             0.0431             (0.0431)
Year ended 4/30/1998........................................       1.00             0.0508             (0.0508)
Period ended 4/30/1997*.....................................       1.00             0.0482             (0.0482)
DAILY CLASS SHARES
Period ended 3/31/2000*.....................................      $1.00            $0.0443            $(0.0443)
SERVICE CLASS SHARES
Period ended 3/31/2000*.....................................      $1.00            $0.0348            $(0.0348)
INVESTOR B SHARES
Period ended 3/31/2000*.....................................      $1.00            $0.0185            $(0.0185)
INVESTOR C SHARES
Period ended 3/31/2000*.....................................      $1.00            $0.0126            $(0.0126)

---------------
 * Government Reserves Trust Class, Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on May 17, 1999, September 22, 1994, April 12, 1999, May 3, 1996, April 12, 1999, June 8, 1999, November 2, 1999 and December 21, 1999,
   respectively.

 ** The effect of interest expense on the operating expense ratio was less than 0.01%.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

(b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                       WITHOUT WAIVERS
                                                                       AND/OR EXPENSE
                                                                       REIMBURSEMENTS
                                                                       ---------------
                                         RATIO OF        RATIO OF         RATIO OF
                           NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  NET ASSET                  END OF     EXPENSES TO     INCOME TO        EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET         AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         NET ASSETS
--------------------------------------------------------------------------------------
    $1.00         5.28%     $381,336       0.20%**(b)      5.26%            0.29%(b)
     1.00         4.78       229,561    0.20+(b)          5.05+         0.44+(b)
     1.00         5.57       190,607       0.20            5.43             0.45
     1.00         5.33       125,377    0.20(b)            5.22          0.49(b)
     1.00         5.71        58,121       0.20            5.48             0.53
     1.00         4.72             2       0.32            4.35             0.54
    $1.00         4.57%     $125,504       0.30%+**(b)      5.16%+          0.39%+(b)
    $1.00         5.12%     $140,328       0.35%**(b)      5.11%            1.14%(b)
     1.00         4.63        59,551    0.35+(b)          4.90+         1.29+(b)
     1.00         5.40        32,773       0.35            5.28             1.30
     1.00         5.19         6,482    0.35(b)            5.07          0.64(b)
     1.00         5.51           129       0.35            5.33             0.68
     1.00         4.59             2       0.40            4.27             0.62
    $1.00         5.02%     $477,205       0.45%**(b)      5.01%            0.54%(b)
     1.00         4.54        88,836    0.45+(b)          4.80+         0.69+(b)
     1.00         5.30        70,164       0.45            5.18             0.70
     1.00         5.07        24,845    0.45(b)            4.97          0.74(b)
     1.00         5.39       108,168       0.45            5.23             0.78
     1.00         3.04        99,246      0.57+           4.10+            0.79+
    $1.00         4.77%     $111,741       0.55%+**(b)      4.91%+          0.64%+(b)
    $1.00         4.81%     $370,000       0.65%**(b)      4.81%            0.74%(b)
     1.00         4.39       334,000    0.61+(b)          4.64+         0.89+(b)
     1.00         5.20       274,499       0.55            5.08             0.90
     1.00         4.93       218,499    0.55+(b)          4.87+         0.84+(b)
    $1.00         4.52%     $171,521       0.80%+**(b)      4.66%+          0.89%+(b)
    $1.00         3.53%     $ 10,000       1.20%+**(b)      4.26%+          1.29%+(b)
    $1.00         1.86%     $    108       1.30%+**(b)      4.16%+          1.39%+(b)
    $1.00         1.26%     $    746       1.30%+**(b)      4.16%+          1.39%+(b)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                     NET ASSET                            DIVIDENDS
                                                                       VALUE              NET              FROM NET
                                                                     BEGINNING         INVESTMENT         INVESTMENT
                                                                     OF PERIOD           INCOME             INCOME
                                                                     -----------------------------------------------
MUNICIPAL RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2000........................................           $1.00            $0.0329            $(0.0329)
Period ended 3/31/1999(a)...................................            1.00             0.0292             (0.0292)
Year ended 4/30/1998........................................            1.00             0.0353             (0.0353)
Year ended 4/30/1997........................................            1.00             0.0337             (0.0337)
Year ended 4/30/1996........................................            1.00             0.0362             (0.0362)
Year ended 4/30/1995........................................            1.00             0.0313             (0.0313)
TRUST CLASS SHARES
Period ended 3/31/2000*.....................................           $1.00            $0.0280            $(0.0280)
LIQUIDITY CLASS SHARES
Year ended 3/31/2000........................................           $1.00            $0.0314            $(0.0314)
Period ended 3/31/1999(a)...................................            1.00             0.0278             (0.0278)
Year ended 4/30/1998........................................            1.00             0.0341             (0.0341)
Year ended 4/30/1997........................................            1.00             0.0323             (0.0323)
Year ended 4/30/1996........................................            1.00             0.0347             (0.0347)
Year ended 4/30/1995........................................            1.00             0.0304             (0.0304)
ADVISER CLASS SHARES
Year ended 3/31/2000........................................           $1.00            $0.0304            $(0.0304)
Period ended 3/31/1999(a)...................................            1.00             0.0270             (0.0270)
Year ended 4/30/1998........................................            1.00             0.0332             (0.0332)
Year ended 4/30/1997........................................            1.00             0.0313             (0.0313)
Year ended 4/30/1996........................................            1.00             0.0337             (0.0337)
Period ended 4/30/1995*.....................................            1.00             0.0199             (0.0199)
INVESTOR CLASS SHARES
Period ended 3/31/2000*.....................................           $1.00            $0.0287            $(0.0287)
MARKET CLASS SHARES
Year ended 3/31/2000........................................           $1.00            $0.0284            $(0.0284)
Period ended 3/31/1999(a)...................................            1.00             0.0254             (0.0254)
Year ended 4/30/1998........................................            1.00             0.0318             (0.0318)
Period ended 4/30/1997*.....................................            1.00             0.0301             (0.0301)
DAILY CLASS SHARES
Period ended 3/31/2000*.....................................           $1.00            $0.0262            $(0.0262)
SERVICE CLASS SHARES
Period ended 3/31/2000*.....................................           $1.00            $0.0048            $(0.0048)
INVESTOR B SHARES
Period ended 3/31/2000*.....................................           $1.00            $0.0062            $(0.0062)

---------------

  * Municipal Reserves Trust Class, Adviser Class, Investor Class, Market Class, Daily Class, Service Class and Investor B Shares commenced operations on May 17, 1999, September 22, 1994, April 12, 1999, May 3, 1996, April 12, 1999,
    January 21, 2000 and December 27, 1999, respectively.

 ** The effect of interest expense on the operating expense ratio was 0.02%.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                       WITHOUT WAIVERS
                                                                       AND/OR EXPENSE
                                                                       REIMBURSEMENTS
                                                                       ---------------
                                         RATIO OF        RATIO OF         RATIO OF
                           NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  NET ASSET                  END OF     EXPENSES TO     INCOME TO        EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET         AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         NET ASSETS
--------------------------------------------------------------------------------------
1.00$.....       3.34%      $172,693       0.20%           3.29%            0.30%
1.00.....         2.96       134,268      0.20+           3.10+            0.48+
1.00.....         3.61        74,251     0.20**            3.53             0.48
1.00.....         3.44        59,701       0.20            3.38             0.52
1.00.....         3.70        48,482       0.20            3.61             0.58
1.00.....         3.19        32,353       0.23            3.36             0.59
1.00$.....       2.83%      $526,831       0.30%+          3.19%+           0.40%+
1.00$.....       3.18%      $ 89,050       0.35%           3.14%            1.15%
1.00.....         2.81        68,393      0.35+           2.95+            1.33+
1.00.....         3.43        53,074     0.35**            3.38             1.33
1.00.....         3.29        54,677       0.35            3.23             0.67
1.00.....         3.52         6,734       0.35            3.46             0.73
1.00.....         3.09         2,591       0.33            3.26             0.69
1.00$.....       3.08%      $ 77,511       0.45%           3.04%            0.55%
1.00.....         2.73        55,434      0.45+           2.85+            0.73+
1.00.....         3.34        29,936     0.45**            3.28             0.73
1.00.....         3.19         7,296       0.45            3.13             0.77
1.00.....         3.43        55,511       0.45            3.36             0.83
1.00.....         2.02        64,123      0.48+           3.11+            0.84+
1.00$.....       2.90%      $ 64,782       0.55%+          2.94%+           0.65%+
1.00$.....       2.87%      $149,000       0.65%           2.84%            0.75%
1.00.....         2.57       146,999      0.61+           2.69+            0.93+
1.00.....         3.24        92,000     0.55**            3.18             0.93
1.00.....         3.06        78,300      0.55+           3.03+            0.87+
1.00$.....       2.65%      $429,644       0.80%+          2.69%+           0.90%+
1.00$.....       0.48%      $  1,000       1.20%+          2.29%+           1.30%+
1.00$.....       0.62%      $     91       1.30%+          2.19%+           1.40%+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                          NET ASSET                             NET REALIZED          DIVIDENDS
                                                            VALUE              NET             AND UNREALIZED          FROM NET
                                                          BEGINNING         INVESTMENT         GAIN/(LOSS) ON         INVESTMENT
                                                          OF PERIOD           INCOME            INVESTMENTS             INCOME
                                                          ----------------------------------------------------------------------
CALIFORNIA TAX EXEMPT RESERVES
TRUST CLASS SHARES
Period ended 3/31/2000**..............................      $1.00            $ 0.0239                   --             $(0.0239)
ADVISER CLASS SHARES
Period ended 3/31/2000................................      $1.00            $ 0.0232                   --             $(0.0232)
Period ended 5/14/1999*...............................       1.00              0.0052                   --              (0.0052)
Year ended 2/28/1999..................................       1.00              0.0268                   --              (0.0268)
Year ended 2/28/1998..................................       1.00              0.0309                   --              (0.0309)
Year ended 2/28/1997..................................       1.00              0.0291                   --              (0.0291)
Year ended 2/29/1996..................................       1.00              0.0331             $ 0.0001              (0.0331)
INVESTOR CLASS SHARES
Period ended 3/31/2000................................      $1.00            $ 0.0223                   --             $(0.0223)
Period ended 5/14/1999*...............................       1.00              0.0051                   --              (0.0051)
Year ended 2/28/1999..................................       1.00              0.0261                   --              (0.0261)
Year ended 2/28/1998..................................       1.00              0.0302                   --              (0.0302)
Year ended 2/28/1997..................................       1.00              0.0284                   --              (0.0284)
Year ended 2/29/1996..................................       1.00              0.0324             $(0.0001)             (0.0324)
DAILY CLASS SHARES
Period ended 3/31/2000................................      $1.00            $ 0.0201                   --             $(0.0201)
Period ended 5/14/1999*...............................       1.00              0.0045                   --              (0.0045)
Year ended 2/28/1999..................................       1.00              0.0238                   --              (0.0238)
Year ended 2/28/1998..................................       1.00              0.0279                   --              (0.0279)
Period ended 2/28/1997**..............................       1.00              0.0107                   --              (0.0107)

---------------

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Tax-Exempt Money Market Fund Horizon Service, S, X and Pacific Horizon Shares, which were reorganized into the California Tax Exempt Reserves Adviser Class, Daily Class, Daily Class and Investor Class Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, Inc. and its investment sub-adviser became Banc of America Capital Management, Inc.

 ** California Tax Exempt Reserves Trust Class and Daily Class Shares commenced operations on May 24, 1999 and October 2, 1996, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                           WITHOUT WAIVERS
                                                                           AND/OR EXPENSE
                                                                           REIMBURSEMENTS
                                                                           ---------------
                                             RATIO OF        RATIO OF         RATIO OF
      NET ASSET                NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
        VALUE                    END OF     EXPENSES TO     INCOME TO        EXPENSES TO
       END OF        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET         AVERAGE
       PERIOD       RETURN++     (000)        ASSETS          ASSETS         NET ASSETS
------------------------------------------------------------------------------------------
    1.00$.....        2.41%     $394,837       0.30%+          2.70%+           0.38%+
    1.00$.....        2.32%     $360,319       0.45%+          2.55%+           0.53%+
    1.00.....         0.52       636,000      0.50+           2.49+             0.52+
    1.00.....         2.71       709,000       0.49(a)         2.65          0.49(a)
    1.00.....         3.13       671,000       0.50(a)         3.06          0.50(a)
    1.00.....         2.95       472,000       0.50(a)         2.92          0.50(a)
    1.00.....         3.36       203,000       0.55(a)         3.43          0.55(a)
    1.00$.....        2.23%     $284,041       0.55%+          2.45%+           0.63%+
    1.00.....         0.50       503,000      0.58+           2.43+             0.62+
    1.00.....         2.64       539,000       0.56(a)         2.61          0.59(a)
    1.00.....         3.06       598,000       0.57(a)         3.01          0.60(a)
    1.00.....         2.88       493,000       0.57(a)         2.83          0.60(a)
    1.00.....         3.29       528,000       0.62(a)         3.35          0.63(a)
    1.00$.....        2.01%     $699,689       0.80%+          2.20%+           0.88%+
    1.00.....         0.45       334,000      0.80+           2.21+             0.82+
    1.00.....         2.41       336,000       0.79(a)         2.35          0.79(a)
    1.00.....         2.83       172,000       0.80(a)         2.80          0.80(a)
    1.00.....         1.09        29,000       0.80+(a)       2.66+             0.80+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  NOTES TO FINANCIAL STATEMENTS

Nations Reserves ("Reserves"), formerly known as Nations Institutional Reserves, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At March 31, 2000, Reserves offered sixteen separate portfolios. These financial statements pertain only to the six money market portfolios of Reserves: Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves, Nations Municipal Reserves and Nations California Tax Exempt Reserves (individually, a "Portfolio", and collectively, the "Portfolios"). Financial statements for the other portfolios of Reserves are presented under separate cover. At March 31, 2000, the Portfolios offered ten classes of shares: Capital Class Shares, Trust Class Shares, Liquidity Class Shares, Adviser Class Shares, Investor Class Shares, Market Class Shares, Daily Class Shares, Service Class Shares, Investor B Shares and Investor C Shares. Shareholders of a Portfolio have equal voting rights on matters affecting all shareholders of the Portfolio. In addition, each class of shares of a Portfolio has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or accretion premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

Repurchase agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Portfolio to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Portfolio seeks to assert its right. The Portfolios' investment adviser and sub-adviser, under the oversight of the Board of Trustees, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate potential risks.

Reverse repurchase agreements: Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves may enter into reverse repurchase agreements with institutions that the Portfolios' investment adviser and sub-adviser have determined are creditworthy. Under the terms of a typical reverse repurchase agreement, a Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other appropriate liquid securities at least equal in value to the Portfolio's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Statements of net assets.

At March 31, 2000, Treasury Reserves had reverse repurchase agreements outstanding as follows:

Maturity Amount.......................  $1,388,196,887
Maturity Date.........................        04/03/00
Market Value of Assets Sold Under       $1,375,000,000
  Agreements..........................

The average daily balance of Treasury Reserves' reverse repurchase agreements during the year ended March 31, 2000 was $861,196,131. Cash Reserves and Government

NATIONS RESERVES MONEY MARKET FUNDS

Reserves did not enter into any reverse repurchase agreements during the year ended March 31, 2000.

The proceeds received by Treasury Reserves under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the year ended March 31, 2000, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $1,225,285 and have been included in interest income in the Statements of operations.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums calculated ratably, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs its custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Dividends and distributions to shareholders: It is the policy of each Portfolio to declare dividends from net investment income daily and to pay such dividends monthly. Each Portfolio will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Certain reclassifications are made to each Portfolio's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under Federal income tax regulations. These reclassifications are due to different book and tax accounting for dividend reclassifications.

Reclassifications for the period ended March 31, 2000 were as follows:

                                       INCREASE/
                                      (DECREASE)      INCREASE/
                        INCREASE/    UNDISTRIBUTED    (DECREASE)
                        (DECREASE)        NET        ACCUMULATED
                         PAID-IN      INVESTMENT     NET REALIZED
                         CAPITAL        INCOME       GAIN/(LOSS)
                          (000)          (000)          (000)
                        -----------------------------------------
Cash Reserves.........     $ --          $ --            $ --
Money Market
  Reserves............       --            --              --
Treasury Reserves.....       --            --              --
Government Reserves...       --            --*             --*
Municipal Reserves....       --            --              --
California Tax Exempt
  Reserves............       --            --              --

---------------

* Amount represents less than $500.

Federal income tax: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for Federal income or excise taxes.

Expenses: General expenses of Reserves are allocated to the Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Portfolio or class of shares are charged to such Portfolio or class.

Cash flow information: Cash, as used in the Statement of cash flows, is the amount reported in the Statements of net assets and represents cash on hand at a Portfolio's custodian. Reserves issues and redeems shares, invests in securities, and distributes dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of changes in net assets. Information on cash payments is presented in the Statement of cash flows.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Reserves has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, Inc. ("BAAI"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation,

NATIONS RESERVES MONEY MARKET FUNDS
pursuant to which BAAI provides investment advisory services to the Portfolios. Under the terms of the Investment Advisory Agreement, BAAI is currently entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.15% of each Portfolio's average daily net assets. Effective May 14, 1999, the maximum advisory fee payable by the Portfolios decreased by 0.15% of the Portfolios' average daily net assets.

Reserves has entered into a sub-advisory agreement with BAAI and Banc of America Capital Management, Inc. ("BACAP") (formerly known as TradeStreet Investment Associates, Inc.), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.033% of each Portfolio's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of Reserves. Under the co-administration agreements, Stephens and BAAI are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of each Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Reserves pursuant to an agreement with BAAI. For the period ended March 31, 2000, Stephens earned $3,035,177 from the Portfolios for its co-administration services and BAAI earned $1,165,872 for its co-administration services.

BAAI and/or the sub-adviser and Stephens may, from time to time, reduce their fees payable by each Portfolio. Effective August 1, 1999, BAAI and/or the sub-adviser and Stephens agreed to reimburse expenses and/or waive their fees until July 31, 2000 to the extent that total expenses (excluding shareholder servicing and distribution fees) exceed an annual rate of 0.20% of each Portfolio's average daily net assets. Prior to that date, BAAI and/or the sub-adviser and Stephens had voluntarily agreed to reimburse expenses and/or waive their fees to maintain these total expense limits.

BNY also serves as the custodian of Reserves' assets. For the period ended March 31, 2000, expenses of certain Portfolios were reduced by $150,281 under expense offset arrangements with BNY. The Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. Municipal Reserves and California Tax Exempt Reserves do not participate in the expense offset arrangements.

Effective December 1, 1999, First Data Investor Services Group, Inc. ("First Data"), the transfer agent for the Portfolios' shares, was acquired by PFPC Inc. ("PFPC"). PFPC provides the same services as the transfer agent for the Portfolios' shares as were previously provided by First Data. Bank of America serves as the sub-transfer agent for the Capital and Trust Class Shares of the Portfolios. Stephens serves as distributor of the Portfolios' shares.

Reserves eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Portfolios' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of the Nations Treasury Fund, a portfolio of Nations Fund, Inc. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

Certain other affiliated Nations Funds have made daily investments of cash balances in Cash Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. At March 31, 2000, approximately 0.06% of the net assets of the Cash Reserves was held by other affiliated Nations Funds.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Reserves has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for Liquidity Class Shares ("Liquidity Class Shares Plan"), Market Class Shares ("Market Class Shares Plan"), Daily Class Shares ("Daily Class Shares Plan"), Investor Class Shares ("Investor Class Shares Plan"), Investor B Shares ("Investor B Shares Plan"), Investor C Shares ("Investor C Shares Plan") and Service Class Shares ("Service Class Shares Plan") of the Portfolios. Under the Liquidity Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Portfolios. Under the Market Class Shares Plan, Reserves may compensate or reimburse Stephens for distribution activities or expenses up to 0.20% of the average daily net assets of the Market Class Shares of the Portfolios. Under the Daily Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.35% of the average daily net assets of the Daily Class

NATIONS RESERVES MONEY MARKET FUNDS

Shares of the Portfolios. Under the Investor Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.10% of the average daily net assets of the Investor Class Shares of the Portfolios. Under the Investor B Shares Plan, Investor C Shares Plan and Service Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.75% of the average daily net assets of the Service Class Shares, Investor B Shares, Investor C Shares of the Portfolios, respectively.

Currently, Reserves is not reimbursing Stephens for distribution expenses for Liquidity Class Shares. Unreimbursed expenses incurred by Stephens in a given year may not be recovered by Stephens in subsequent years.

In addition, the Liquidity Class Shares Plan permits Reserves to pay Stephens an annual fee of up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Cash Reserves, Money Market Reserves, Government Reserves, Municipal Reserves and California Tax-Exempt Reserves and 0.35% of the average daily net assets of Treasury Reserves. Stephens may use this fee to compensate certain financial institutions, with which it has entered into servicing and/or distribution agreements, that provide administrative and/or distribution services to Liquidity Class shareholders. Currently, Reserves is not compensating Stephens for providing such services.

Reserves also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity, Adviser, Market, Daily, Investor, Investor B, Investor C and Service Class Shares of the Portfolios. Under the Servicing Plans, a Portfolio may pay servicing agents that have entered into a shareholder servicing agreement with Reserves for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Servicing Plans will not exceed 0.25%, on an annualized basis, of the average daily net assets of the classes' shares and are charged as expenses of each Portfolio directly to the applicable class.

Reserves also has adopted shareholder administration plans ("Administration Plans") for the Investor B, Investor C and Trust Class Shares of the Portfolios. Under the Administration Plans, a Portfolio may pay servicing agents that have entered into a shareholder servicing agreement with Reserves for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Administration Plans will not exceed 0.10%, on an annualized basis, of the average daily net assets of the classes' shares and are charged as expenses of each Portfolio directly to the applicable class.

At March 31, 2000, the rates in effect, as a percentage of average daily net assets, were as follows:

                                     CURRENT      PLAN(S)
                                      RATE         LIMIT
                                     --------------------
Distribution Plan:
Liquidity Class:
  Treasury Reserves................   0.00%        0.65%
  Other Funds......................   0.00%        0.60%
Investor Class.....................   0.10%        0.10%
Market Class.......................   0.20%        0.20%
Daily Class........................   0.35%        0.35%
Service Class, Investor B and
  Investor C Shares................   0.75%        0.75%
Shareholder Servicing Plan:
  Liquidity Class..................   0.15%        0.25%
  Adviser, Investor, Market, Daily,
    Service Class, Investor B and
    Investor C Shares..............   0.25%        0.25%
Shareholder Administration Plan:
  Trust Investor B and Investor C
    Class..........................   0.10%        0.10%

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

4.  SHARES OF BENEFICIAL INTEREST

At March 31, 2000, an unlimited number of shares of beneficial interest without par value was authorized for Reserves. Reserves' Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

5.  RESTRICTED SECURITIES

Certain securities may be subject to legal restrictions and may be difficult to sell. No Portfolio will invest more than 10% of the value of its net assets in securities that are considered illiquid.

The following securities are considered both illiquid and restricted as to resale. Accordingly, they are valued at their fair value under procedures adopted by the Board of Trustees.

NATIONS RESERVES MONEY MARKET FUNDS

CASH RESERVES

                                                                                 VALUE      FAIR     PERCENTAGE   HISTORICAL
                                                                    PAR VALUE     PER      VALUE       OF NET        COST
                                                      ACQUISITION    3/31/00     UNIT     3/31/00      ASSETS      3/31/00
                      SECURITY                           DATE         (000)     3/31/00    (000)      3/31/00       (000)
----------------------------------------------------------------------------------------------------------------------------
Allstate Life Insurance Company:
  5.974% 04/01/00+..................................  11/01/99      $ 25,000     $1.00    $ 25,000     0.1%        $ 25,000
  5.974% 04/01/00+..................................  12/01/99        25,000      1.00      25,000      0.1          25,000
Commonwealth Life Insurance Company:
  6.400% 04/01/00+..................................  02/05/98        75,000      1.00      75,000      0.2          75,000
First Allmerica Financial Life Insurance Company:
  6.349% 04/01/00+..................................  02/25/99        50,000      1.00      50,000      0.1          50,000
  6.186% 05/15/00+..................................  05/14/98        50,000      1.00      50,000      0.1          50,000
  6.480% 06/22/00+..................................  09/22/98        50,000      1.00      50,000      0.1          50,000
GE Life and Annuity Assurance Company:
  5.911% 04/07/00+..................................  02/28/99        25,000      1.00      25,000      0.1          25,000
Goldman Sachs Group, Inc.:
  6.160% 05/02/00...................................  11/15/99       200,000      1.00     200,000      0.5         200,000
  6.090% 05/15/00...................................  03/01/00       150,000      1.00     150,000      0.4         150,000
  6.200% 07/06/00...................................  03/01/00       200,000      1.00     200,000      0.5         200,000
Jackson National Life Insurance Company:
  6.100% 04/01/00+..................................  12/27/99        50,000      1.00      50,000      0.1          50,000
  6.230% 06/14/00+..................................  06/14/96        50,000      1.00      50,000      0.1          50,000
Monumental Life Insurance Company:
  5.950% 04/01/00+..................................  05/09/96        25,000      1.00      25,000      0.1          25,000
New York Life Insurance Company:
  6.121% 04/07/00+..................................  11/15/99       150,000      1.00     150,000      0.4          50,000
SMM Trust, Series 1999-B:
  6.110% 05/26/00+..................................  05/27/99        75,000      1.00      75,000      0.2          75,000
  6.150% 06/13/00+..................................  03/10/00       250,000      1.00     250,000      0.7         250,000

---------------

 + Reset date

MONEY MARKET RESERVES

                                                                                 VALUE      FAIR     PERCENTAGE   HISTORICAL
                                                                    PAR VALUE     PER      VALUE       OF NET        COST
                                                      ACQUISITION    3/31/00     UNIT     3/31/00      ASSETS      3/31/00
                      SECURITY                           DATE         (000)     3/31/00    (000)      3/31/00       (000)
----------------------------------------------------------------------------------------------------------------------------
SMM Trust Series 1999-B:
  6.150% 06/13/00...................................  03/14/00      $ 50,000     $1.00    $ 50,000     0.7%        $ 50,000
SMM Trust Series 1999-E:
  6.021% 04/05/00...................................  05/21/99        50,000      1.00      50,000      0.7          50,000
SMM Trust Series 1999-J:
  6.210% 06/13/00...................................  12/13/99        45,000      1.00      45,000      0.6          45,000

TREASURY RESERVES

                                                                                 VALUE      FAIR     PERCENTAGE   HISTORICAL
                                                                    PAR VALUE     PER      VALUE       OF NET        COST
                                                      ACQUISITION    3/31/00     UNIT     3/31/00      ASSETS      3/31/00
                      SECURITY                           DATE         (000)     3/31/00    (000)      3/31/00       (000)
----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Deutsche Bank Securities,
  Inc.,
  5.920% 05/15/00...................................  03/15/00      $200,000     $1.00    $200,000     3.0%        $200,000
Repurchase Agreement with Lehman Brothers, Inc.,
  5.960% 05/16/00...................................  03/24/00       100,000      1.00     100,000      1.5         100,000
  5.960% 05/16/00...................................  03/23/00       200,000      1.00     200,000      3.0         200,000

NATIONS RESERVES MONEY MARKET FUNDS

MUNICIPAL RESERVES

                                                                                 VALUE      FAIR     PERCENTAGE   HISTORICAL
                                                                    PAR VALUE     PER      VALUE       OF NET        COST
                                                      ACQUISITION    3/31/00     UNIT     3/31/00      ASSETS      3/31/00
                      SECURITY                           DATE         (000)     3/31/00    (000)      3/31/00       (000)
----------------------------------------------------------------------------------------------------------------------------
Alaska State Housing Finance Corporation, Housing
Revenue, Series 1998, P-Floats PA-332, (MBIA
Insured, Merrill Lynch SBPA),
  3.960% 12/01/19...................................  07/06/98      $  9,995     $1.00    $  9,995     0.7%        $  9,995
Bristol, Tennessee, Health and Education Facilities,
Revenue, Series 1995A, (FGIC Insured, Citibank
SBPA),
  3.950% 03/01/14...................................  05/18/98         8,500      1.00       8,500      0.6           8,500
Intermountain Power Agency, Municipal Trust
Receipts, Utah, Power Supply Revenue, Series 1996,
CMC4 (FSA Insured, Chase Manhattan SBPA),
  3.950% 07/01/03...................................  05/18/98         9,900      1.00       9,900      0.7           9,900
Memphis, Tennessee Center City Revenue Finance
Corporation Multi-Family Housing Revenue, (Riverset
Apartments) Series 1998 - PT1019, (Merrill Lynch
Guarantee, Merrill Lynch SBPA),
  4.140% 10/01/19...................................  02/02/00         7,420      1.00       7,420      0.5           7,420
South Carolina Jobs Economic Development Authority
Revenue, P-Floats - PT328, (St. Francis
Hospital - Bon Secours Project) Series 1999,
(Merrill Lynch Guarantee, Merrill Lynch SBPA),
  4.110% 01/01/01...................................  02/03/00        30,000      1.00      30,000      2.0          30,000
Virginia Beach, Virginia Development Authority
Multi-Family Housing Revenue, (Briarwood Apartments)
Series 1999, (Merrill Lynch Guarantee, Merrill Lynch
SBPA),
  4.110% 04/01/23...................................  10/15/99        13,080      1.00      13,080      0.9          13,080

CALIFORNIA TAX EXEMPT RESERVES

                                                                                 VALUE      FAIR     PERCENTAGE   HISTORICAL
                                                                    PAR VALUE     PER      VALUE       OF NET        COST
                                                      ACQUISITION    3/31/00     UNIT     3/31/00      ASSETS      3/31/00
                      SECURITY                           DATE         (000)     3/31/00    (000)      3/31/00       (000)
----------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development
Authority, Lease Revenue, Floating Rate Receipts,
Series 1999 - PA457
  3.650% 10/01/33...................................  06/04/99      $  1,000     $1.00    $  1,000     0.6%        $  1,000
California Statewide Communities Development
Authority, Special Facilities Revenue, Series 1999,
  3.650% 10/01/34...................................  03/08/99        25,940      1.00      25,940      1.5          25,940
California, GO,
  3.150% 04/01/04...................................  04/15/99        15,100      1.00      15,100      0.9          15,100

6.  LINES OF CREDIT

Reserves participates with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Portfolio maintains a ratio of no less than 4 to 1 net assets (not including amounts borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement.

NATIONS RESERVES MONEY MARKET FUNDS

For the period ended March 31, 2000, borrowings by the Portfolios under the Agreement were as follows:

                                      AVERAGE
                                      AMOUNT       AVERAGE
                                    OUTSTANDING    INTEREST
            PORTFOLIO                  (000)         RATE
-----------------------------------------------------------
Cash Reserves.....................    $5,059         5.76%
Money Market Reserves.............     1,513         5.86
Treasury Reserves.................       443         5.83
Government Reserves...............        29         5.71

The average amount outstanding was calculated based on daily balances in the period.

Reserves also participates with other Nations Funds in a committed line of credit provided by BNY. Interest on borrowings under the committed line is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. A facility fee of 0.09% per annum of the total amounts available under the line of credit is charged, of which each Portfolio has agreed to pay its pro rata share. This fee is paid quarterly in arrears. Each participating Portfolio is required to maintain an asset coverage ratio of at least 300% under the terms of the arrangement. For the period ended March 31, 2000, there were no borrowings by the Portfolios under the committed line of credit.

7.  CAPITAL LOSS CARRYFORWARD

At March 31, 2000, the Portfolios had available for Federal income tax purposes the following unused capital losses expiring March 31:

                                            2001     2002    2003    2004    2005    2006    2007    2008
                                            (000)   (000)    (000)   (000)   (000)   (000)   (000)   (000)
----------------------------------------------------------------------------------------------------------
Cash Reserves.............................    --    $2,581    --       --      --      --     $17     $--
Treasury Reserves.........................   $11         9    $3      $39     $54     $26       2      --
Government Reserves.......................    --       607    --       --      --      20      36      --
Municipal Reserves........................    66        19    38       31      15      18       1      --
California Tax Exempt Reserves............    --        --     4       --      52      --*     --      87

       ----------------------

       * Amount represents less than $500.

At March 31, 2000, the following Portfolios utilized capital losses during the period as follows:

                                                                  CAPITAL
PORTFOLIO                                                     LOSSES UTILIZED
---------                                                          (000)
-----------------------------------------------------------------------------
Cash Reserves...............................................        $ 2
Money Market Reserves.......................................         13
Treasury Reserves...........................................          2
Municipal Reserves..........................................          5

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2000, the following Portfolios have elected to defer losses occurring between November 1, 1999 and March 31, 2000 under these rules, as follows:

                                                                  CAPITAL
PORTFOLIO                                                     LOSSES DEFERRED
---------                                                          (000)
-----------------------------------------------------------------------------
Cash Reserves...............................................        $3
Government Reserves.........................................         4

NATIONS RESERVES MONEY MARKET FUNDS

8.  REORGANIZATIONS

On May 15, 1998, Treasury Reserves (the "Acquiring Fund"), acquired the assets and certain liabilities of The Emerald Treasury Advantage Institutional Fund (the "Acquired Fund") in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The value of shares issued by the Acquiring Fund is presented in the Schedules of capital stock activity. Net assets as of the reorganization date of the Acquired Fund and Acquiring Fund prior to acquisition, and the Acquiring Fund immediately after acquisition, were $144,375,000, $1,630,778,000 and $1,775,153,000, respectively.

On May 22, 1998, Money Market Reserves (the "Acquiring Fund"), a newly established Portfolio, acquired the assets and certain liabilities of The Emerald Prime Advantage Institutional Fund (the "Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of shares of the Acquiring Fund in an amount equal to the value of the outstanding shares of the Acquired Fund. The financial statements of the Acquiring Fund reflect the historical financial results of the Acquired Fund prior to the reorganization. Additionally, the fiscal year end of the Acquired Fund for financial reporting purposes was changed to coincide with that of the Trust.

ACQUISITION OF THE PACIFIC HORIZON FUNDS

On May 14, 1999, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and liabilities of the Pacific Horizon Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by each Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                                                                              TOTAL NET ASSETS
                                                       TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND
                                                       OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION
  ACQUIRING FUND              ACQUIRED FUND                 (000)               (000)               (000)
---------------------------------------------------------------------------------------------------------------
Cash Reserves        Pacific Horizon Prime Fund          $13,963,107         $9,973,934          $23,937,041
Treasury Reserves    Pacific Horizon Treasury Fund         3,144,071          2,533,049            5,677,120
Government Reserves  Pacific Horizon Government Fund         471,810            759,789            1,231,599
Government Reserves  Pacific Horizon Treasury Only
                     Fund                                    423,864            759,789            1,183,653
Municipal Reserves   Pacific Horizon Tax Exempt Fund         754,048            380,361            1,134,409

On May 21, 1999, California Tax-Exempt Reserves (the "Acquiring Fund"), a newly established portfolio, acquired the assets and liabilities of the Pacific Horizon California Tax-Exempt Money Market Fund (the "Acquired Fund") pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of Acquiring Fund in an amount equal to the outstanding shares of the Acquired Fund. The financial statements of the Acquiring Fund reflect the historical financial results of the Acquired Fund prior to the reorganization.

   PACIFIC HORIZON FUND SHARE CLASS      CORRESPONDING RESERVES SHARE CLASS
  ---------------------------------------------------------------------------
  California Tax-Exempt Money Market   Nations California Tax Exempt Reserves
    Horizon Service Shares               Adviser Class Shares
    Pacific Horizon Shares               Investor Class Shares
    S Shares                             Daily Class Shares
    X Shares                             Daily Class Shares

NATIONS RESERVES MONEY MARKET FUNDS
  REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF NATIONS INSTITUTIONAL RESERVES

In our opinion, the accompanying statements of net assets, and the related statements of operations, of cash flows for Nations Treasury Reserves and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves, Nations Municipal Reserves and Nations California Tax Exempt Reserves (formerly Pacific Horizon California Tax-Exempt Money Market Fund) (each a series of Nations Institutional Reserves, hereafter referred to as the "Trust") at March 31, 2000, and the results of each of their operations, the cash flows for Nations Treasury Reserves, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. The statements of changes in net assets of Nations Money Market Reserves for the period December 1, 1997 through May 15, 1998 and the financial highlights for the periods indicated were audited by other independent accountants whose report dated July 1, 1998 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
May 19, 2000

NATIONS RESERVES MONEY MARKET FUNDS
  TAX INFORMATION (UNAUDITED)

For the period ended March 31, 2000, all of the distributions made from investment income of Nations Municipal Reserves and Nations California Tax Exempt Reserves are tax exempt for regular Federal income tax purposes. A portion of this income may be subject to Federal Alternative Minimum Tax.

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

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

               P.O. Box 34602
               Charlotte, NC 28254-4602
               Toll free 1.800.626.2275 (Institutional Investors)
               Toll free 1.800.321.7854 (Individual Investors)

NATIONS FUNDS








RESERVESAR (3/00)